Quarterly Holdings Report
for
Strategic Advisers® Core Income Fund
Offered exclusively to certain managed account clients of Strategic Advisers LLC or its affiliates - not available for sale to the general public
November 30, 2021
SSC-NPRT3-0122
1.912893.111
Unclassified - 0.9%
	Shares	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 12/14/21 to 2/17/22 (Cost $429,468,719)	429,495,000	429,465,578

Nonconvertible Bonds - 10.4%
		Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 1.0%
Diversified Telecommunication Services - 0.4%
Altice France SA:
5.125% 1/15/29 (b)		300,000	284,079
5.125% 7/15/29 (b)		275,000	261,355
8.125% 2/1/27 (b)		135,000	143,998
AT&T, Inc.:
1.7% 3/25/26		700,000	698,995
2.55% 12/1/33		8,298,000	8,021,048
3.5% 6/1/41		4,880,000	5,013,729
3.5% 9/15/53		648,000	654,555
3.55% 9/15/55		1,590,000	1,598,326
3.65% 9/15/59		8,915,000	9,024,041
3.8% 12/1/57		31,378,000	32,768,682
4.3% 2/15/30		3,709,000	4,186,104
4.5% 5/15/35		1,980,000	2,282,783
4.5% 3/9/48		6,650,000	7,851,742
4.75% 5/15/46		14,210,000	17,298,002
4.9% 6/15/42		7,000,000	8,486,837
6.2% 3/15/40		2,433,000	3,257,304
6.3% 1/15/38		2,523,000	3,430,811
C&W Senior Financing Designated Activity Co. 6.875% 9/15/27 (b)		305,000	318,725
Cablevision Lightpath LLC 3.875% 9/15/27 (b)		10,000	9,713
Cellnex Telecom SA 1.75% 10/23/30 (Reg. S)	EUR	5,500,000	6,009,256
Cogent Communications Group, Inc. 3.5% 5/1/26 (b)		165,000	165,413
Frontier Communications Holdings LLC:
5% 5/1/28 (b)		215,000	215,604
5.875% 10/15/27 (b)		95,000	98,104
Holdco SASU:
6.5% 10/15/26 (b)		475,000	485,773
7% 10/15/28 (b)		450,000	461,250
Iliad SA 1.5% 10/14/24 (Reg. S)	EUR	3,100,000	3,494,117
Level 3 Financing, Inc.:
3.4% 3/1/27 (b)		2,605,000	2,670,125
3.625% 1/15/29 (b)		3,349,000	3,097,825
3.875% 11/15/29 (b)		2,945,000	3,040,595
4.25% 7/1/28 (b)		1,520,000	1,482,000
5.375% 5/1/25		400,000	408,412
Lumen Technologies, Inc.:
4.5% 1/15/29 (b)		235,000	220,968
5.125% 12/15/26 (b)		185,000	185,324
5.625% 4/1/25		175,000	182,294
6.875% 1/15/28		15,000	16,459
7.6% 9/15/39		1,464,000	1,566,480
7.65% 3/15/42		1,000,000	1,075,840
Qwest Corp. 7.25% 9/15/25		203,000	237,585
Sable International Finance Ltd. 5.75% 9/7/27 (b)		526,000	541,780
Sprint Capital Corp.:
6.875% 11/15/28		1,695,000	2,092,596
8.75% 3/15/32		555,000	820,512
Sprint Spectrum Co. LLC:
4.738% 9/20/29 (b)		1,198,750	1,250,260
5.152% 9/20/29 (b)		14,655,000	16,424,489
Telecom Italia SpA 5.303% 5/30/24 (b)		370,000	383,779
Telenet Finance Luxembourg Notes SARL 5.5% 3/1/28 (b)		400,000	412,200
Verizon Communications, Inc.:
2.1% 3/22/28		790,000	787,943
2.355% 3/15/32 (b)		10,150,000	10,046,433
2.65% 11/20/40		1,265,000	1,207,733
3.4% 3/22/41		5,550,000	5,899,315
4.016% 12/3/29		4,471,000	5,013,261
4.272% 1/15/36		4,090,000	4,805,423
4.5% 8/10/33		945,000	1,114,873
Virgin Media Finance PLC 5% 7/15/30 (b)		270,000	261,900
Zayo Group Holdings, Inc. 4% 3/1/27 (b)		3,150,000	3,000,375
			184,767,125
Entertainment - 0.0%
Netflix, Inc.:
4.375% 11/15/26		165,000	181,913
4.875% 4/15/28		145,000	164,133
4.875% 6/15/30 (b)		70,000	81,060
5.375% 11/15/29 (b)		120,000	141,950
5.875% 11/15/28		635,000	760,413
6.375% 5/15/29		55,000	68,460
Roblox Corp. 3.875% 5/1/30 (b)		280,000	280,700
The Walt Disney Co. 3.6% 1/13/51		3,415,000	3,904,536
			5,583,165
Interactive Media & Services - 0.0%
Tencent Holdings Ltd. 3.84% 4/22/51 (b)		2,435,000	2,618,015
Media - 0.4%
Altice Financing SA:
5% 1/15/28 (b)		200,000	186,969
5.75% 8/15/29 (b)		585,000	557,163
Altice France Holding SA:
4% 2/15/28 (Reg. S)	EUR	4,800,000	5,104,702
8% 5/15/27 (Reg. S)	EUR	4,800,000	5,729,016
CCO Holdings LLC/CCO Holdings Capital Corp.:
4% 3/1/23 (b)		2,450,000	2,451,642
4.5% 8/15/30 (b)		180,000	181,430
4.5% 5/1/32		3,822,000	3,806,253
4.5% 6/1/33 (b)		2,110,000	2,078,350
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
3.7% 4/1/51		2,530,000	2,452,636
3.9% 6/1/52		12,063,000	12,188,343
4.464% 7/23/22		11,002,000	11,196,360
4.908% 7/23/25		7,565,000	8,346,099
5.375% 4/1/38		450,000	540,853
5.375% 5/1/47		32,024,000	38,431,467
6.384% 10/23/35		3,285,000	4,257,633
6.484% 10/23/45		1,645,000	2,248,074
Comcast Corp.:
2.937% 11/1/56 (b)		1,940,000	1,885,396
2.987% 11/1/63 (b)		1,667,000	1,610,773
3.75% 4/1/40		670,000	754,859
3.999% 11/1/49		10,000	11,609
COX Communications, Inc.:
1.8% 10/1/30 (b)		975,000	926,386
2.6% 6/15/31 (b)		275,000	275,211
3.15% 8/15/24 (b)		1,550,000	1,624,559
CSC Holdings LLC:
3.375% 2/15/31 (b)		3,000,000	2,740,140
4.125% 12/1/30 (b)		215,000	205,749
4.5% 11/15/31 (b)		220,000	212,850
4.625% 12/1/30 (b)		170,000	158,100
5.75% 1/15/30 (b)		1,000,000	979,380
6.5% 2/1/29 (b)		1,500,000	1,585,860
Diamond Sports Group LLC/Diamond Sports Finance Co. 5.375% 8/15/26 (b)		2,275,000	1,006,688
Discovery Communications LLC:
3.625% 5/15/30		4,338,000	4,640,829
4% 9/15/55		1,620,000	1,734,310
4.65% 5/15/50		11,727,000	13,903,657
5.3% 5/15/49		7,795,000	9,920,717
DISH DBS Corp.:
5.875% 11/15/24		200,000	202,292
7.75% 7/1/26		550,000	565,125
Fox Corp.:
5.476% 1/25/39		2,474,000	3,197,244
5.576% 1/25/49		1,641,000	2,243,954
Gray Television, Inc. 4.75% 10/15/30 (b)		100,000	96,375
Lagardere S.C.A. 2.125% 10/16/26 (Reg. S)	EUR	800,000	930,361
LCPR Senior Secured Financing DAC 5.125% 7/15/29 (b)		200,000	199,206
Radiate Holdco LLC/Radiate Financial Service Ltd. 4.5% 9/15/26 (b)		345,000	342,854
SES Global Americas Holdings GP 5.3% 3/25/44 (b)		2,000,000	2,312,654
Sinclair Television Group, Inc. 4.125% 12/1/30 (b)		1,950,000	1,769,625
Sirius XM Radio, Inc.:
3.875% 9/1/31 (b)		370,000	350,575
4.125% 7/1/30 (b)		65,000	63,500
5.5% 7/1/29 (b)		1,000,000	1,060,740
Tegna, Inc. 4.75% 3/15/26 (b)		225,000	231,750
Time Warner Cable LLC:
5.5% 9/1/41		2,591,000	3,174,286
5.875% 11/15/40		5,543,000	7,023,550
6.55% 5/1/37		8,522,000	11,413,062
7.3% 7/1/38		6,393,000	9,171,841
ViacomCBS, Inc.:
3.875% 4/1/24		1,730,000	1,823,909
4.2% 5/19/32		650,000	735,863
4.6% 1/15/45		5,565,000	6,729,914
5.85% 9/1/43		420,000	569,189
Virgin Media Secured Finance PLC:
4.25% 1/15/30 (Reg. S)	GBP	1,500,000	1,971,983
4.5% 8/15/30 (b)		1,932,000	1,888,202
5.5% 5/15/29 (b)		175,000	181,827
Ziggo BV:
2.875% 1/15/30 (Reg. S)	EUR	1,100,000	1,234,586
4.875% 1/15/30 (b)		115,000	116,366
5.5% 1/15/27 (b)		477,000	490,967
			204,025,863
Wireless Telecommunication Services - 0.2%
Digicel International Finance Ltd. / Digicel International Holdings Ltd.:
8% 12/31/26 (b)		2,650,000	2,577,125
8.75% 5/25/24 (b)		300,000	308,213
8.75% 5/25/24 (b)		400,000	410,325
13% 12/31/25 pay-in-kind (b)(c)		2,070,000	2,115,669
Intelsat Jackson Holdings SA:
5.5% 8/1/23 (d)		2,500,000	1,212,500
9.75% 7/15/25 (b)(d)		5,500,000	2,695,000
Millicom International Cellular SA:
4.5% 4/27/31 (b)		200,000	199,100
5.125% 1/15/28 (b)		346,500	357,068
Rogers Communications, Inc. 3% 3/15/23		150,000	153,066
SoftBank Group Corp. 5.375% 7/30/22 (Reg. S)		200,000	202,000
Sprint Corp.:
7.125% 6/15/24		2,950,000	3,305,564
7.875% 9/15/23		5,977,000	6,567,229
T-Mobile U.S.A., Inc.:
2.05% 2/15/28		1,450,000	1,428,443
2.25% 2/15/26		3,450,000	3,407,651
2.625% 4/15/26		220,000	220,039
2.625% 2/15/29		275,000	265,375
3% 2/15/41		3,095,000	2,953,837
3.3% 2/15/51		6,575,000	6,392,470
3.75% 4/15/27		14,515,000	15,605,189
3.875% 4/15/30		18,689,000	20,312,028
4.375% 4/15/40		200,000	227,110
4.5% 4/15/50		3,381,000	3,954,251
Vodafone Group PLC:
4.25% 9/17/50		3,525,000	4,060,163
4.875% 10/3/78 (Reg. S) (c)	GBP	600,000	843,853
6.25% 10/3/78 (Reg. S) (c)		805,000	863,073
			80,636,341
TOTAL COMMUNICATION SERVICES			477,630,509
CONSUMER DISCRETIONARY - 0.5%
Auto Components - 0.0%
Adient Global Holdings Ltd. 4.875% 8/15/26 (b)		2,000,000	2,002,500
Dana, Inc.:
4.5% 2/15/32		115,000	112,138
5.625% 6/15/28		500,000	526,250
IHO Verwaltungs GmbH 3.75% 9/15/26 pay-in-kind(Reg. S) (c)	EUR	2,500,000	2,871,212
Patrick Industries, Inc. 4.75% 5/1/29 (b)		110,000	107,492
Valeo SA 1% 8/3/28 (Reg. S)	EUR	600,000	655,991
ZF Finance GmbH 2% 5/6/27 (Reg. S)	EUR	800,000	901,383
			7,176,966
Automobiles - 0.1%
Ford Motor Co.:
3.25% 2/12/32		1,675,000	1,677,848
4.75% 1/15/43		2,000,000	2,140,000
5.291% 12/8/46		1,925,000	2,173,575
General Motors Co.:
6.25% 10/2/43		8,395,000	11,433,542
6.6% 4/1/36		575,000	772,468
6.75% 4/1/46		1,850,000	2,675,747
General Motors Financial Co., Inc.:
2.4% 4/10/28		1,895,000	1,889,709
3.45% 4/10/22		4,650,000	4,675,155
3.7% 5/9/23		11,800,000	12,207,272
4% 1/15/25		3,280,000	3,492,329
4.25% 5/15/23		1,875,000	1,962,121
Thor Industries, Inc. 4% 10/15/29 (b)		150,000	146,925
			45,246,691
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. 5.5% 3/1/28 (b)		1,225,000	1,179,932
California Institute of Technology 3.65% 9/1/19		535,000	644,584
ERAC U.S.A. Finance LLC 3.3% 12/1/26 (b)		8,865,000	9,462,982
Ingersoll-Rand Global Holding Co. Ltd. 4.25% 6/15/23		425,000	446,035
Massachusetts Institute of Technology 2.989% 7/1/50		1,215,000	1,380,726
President and Fellows of Harvard College:
3.15% 7/15/46		190,000	217,467
3.3% 7/15/56		190,000	224,361
Service Corp. International 5.125% 6/1/29		270,000	287,550
Trustees of Boston University 4.061% 10/1/48		450,000	560,807
University of Pennsylvania Trustees:
2.396% 10/1/50		495,000	491,177
3.61% 2/15/2119		285,000	343,281
University of Southern California 3.841% 10/1/47		705,000	864,426
Yale University 2.402% 4/15/50		1,815,000	1,828,909
			17,932,237
Hotels, Restaurants & Leisure - 0.1%
1011778 BC Unlimited Liability Co./New Red Finance, Inc.:
4% 10/15/30 (b)		5,000,000	4,777,700
4.375% 1/15/28 (b)		280,000	278,600
5.75% 4/15/25 (b)		90,000	93,425
Accor SA 2.375% 11/29/28 (Reg. S)	EUR	700,000	788,027
Aramark Services, Inc. 5% 2/1/28 (b)		1,990,000	1,999,950
Brinker International, Inc. 3.875% 5/15/23		1,066,000	1,095,315
Caesars Entertainment, Inc. 6.25% 7/1/25 (b)		380,000	395,116
Carnival Corp.:
4% 8/1/28 (b)		225,000	218,144
7.625% 3/1/26 (b)		75,000	76,896
Hilton Domestic Operating Co., Inc.:
3.625% 2/15/32 (b)		325,000	315,468
3.75% 5/1/29 (b)		255,000	252,636
4% 5/1/31 (b)		970,000	971,947
5.375% 5/1/25 (b)		350,000	361,991
Hyatt Hotels Corp. 1.8% 10/1/24		3,020,000	3,022,866
InterContinental Hotel Group PLC 3.375% 10/8/28 (Reg. S)	GBP	2,735,000	3,849,468
International Game Technology PLC 6.5% 2/15/25 (b)		800,000	868,000
Marriott International, Inc.:
3.125% 6/15/26		1,090,000	1,145,170
3.6% 4/15/24		1,110,000	1,166,094
McDonald's Corp. 4.7% 12/9/35		1,910,000	2,360,275
MGM Resorts International:
4.625% 9/1/26		500,000	505,000
6.75% 5/1/25		100,000	104,125
NCL Finance Ltd. 6.125% 3/15/28 (b)		40,000	38,980
Royal Caribbean Cruises Ltd.:
5.5% 8/31/26 (b)		280,000	273,000
9.125% 6/15/23 (b)		55,000	58,336
11.5% 6/1/25 (b)		95,000	105,806
Starbucks Corp. 1.3% 5/7/22		3,742,000	3,755,324
Whitbread PLC:
2.375% 5/31/27 (Reg. S)	GBP	1,320,000	1,758,230
3.375% 10/16/25 (Reg. S)	GBP	1,870,000	2,592,534
Yum! Brands, Inc.:
3.625% 3/15/31		145,000	140,602
7.75% 4/1/25 (b)		330,000	347,840
			33,716,865
Household Durables - 0.2%
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 4.875% 2/15/30 (b)		500,000	498,054
Century Communities, Inc.:
3.875% 8/15/29 (b)		135,000	132,993
6.75% 6/1/27		275,000	288,485
Lennar Corp.:
4.75% 11/29/27		9,350,000	10,626,182
5% 6/15/27		12,100,000	13,799,082
5.25% 6/1/26		2,920,000	3,312,302
Newell Brands, Inc. 5.875% 4/1/36		30,000	36,621
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (b)		298,000	308,803
Tempur Sealy International, Inc.:
3.875% 10/15/31 (b)		120,000	115,933
4% 4/15/29 (b)		1,525,000	1,513,852
The Berkeley Group PLC 2.5% 8/11/31 (Reg. S)	GBP	1,015,000	1,314,597
Toll Brothers Finance Corp.:
4.35% 2/15/28		29,675,000	32,067,695
4.375% 4/15/23		5,000,000	5,150,250
4.875% 11/15/25		35,000	38,325
4.875% 3/15/27		7,917,000	8,728,493
TopBuild Corp. 4.125% 2/15/32 (b)		815,000	816,536
			78,748,203
Internet & Direct Marketing Retail - 0.0%
Match Group Holdings II LLC:
3.625% 10/1/31 (b)		170,000	160,259
4.125% 8/1/30 (b)		70,000	69,388
			229,647
Leisure Products - 0.0%
Hasbro, Inc. 3% 11/19/24		5,655,000	5,909,036
Mattel, Inc. 5.45% 11/1/41		20,000	23,572
			5,932,608
Multiline Retail - 0.0%
John Lewis PLC 6.125% 1/21/25	GBP	586,000	863,108
Marks & Spencer PLC 4.5% 7/10/27 (Reg. S)	GBP	1,500,000	2,084,956
			2,948,064
Specialty Retail - 0.1%
Adient U.S. LLC 9% 4/15/25 (b)		1,000,000	1,060,000
Asbury Automotive Group, Inc.:
4.625% 11/15/29 (b)		75,000	75,474
5% 2/15/32 (b)		80,000	80,509
AutoNation, Inc. 4.75% 6/1/30		953,000	1,102,396
AutoZone, Inc.:
1.65% 1/15/31		255,000	239,317
3.75% 4/18/29		1,400,000	1,538,657
4% 4/15/30		6,924,000	7,741,663
Bath & Body Works, Inc. 6.625% 10/1/30 (b)		345,000	382,729
Foot Locker, Inc. 4% 10/1/29 (b)		60,000	59,400
Gap, Inc. 3.875% 10/1/31 (b)		115,000	110,057
LCM Investments Holdings 4.875% 5/1/29 (b)		50,000	49,807
Michaels Companies, Inc.:
5.25% 5/1/28 (b)		110,000	108,832
7.875% 5/1/29 (b)		1,000,000	992,500
O'Reilly Automotive, Inc.:
1.75% 3/15/31		420,000	399,987
3.9% 6/1/29		500,000	554,656
Sally Holdings LLC 8.75% 4/30/25 (b)		3,067,000	3,274,023
The Home Depot, Inc.:
4.875% 2/15/44		1,175,000	1,563,221
5.875% 12/16/36		300,000	425,665
VIA Outlets 1.75% 11/15/28 (Reg. S)	EUR	700,000	792,663
			20,551,556
Textiles, Apparel & Luxury Goods - 0.0%
Crocs, Inc. 4.125% 8/15/31 (b)		120,000	119,400
Kontoor Brands, Inc. 4.125% 11/15/29 (b)		40,000	39,901
Levi Strauss & Co. 3.5% 3/1/31 (b)		170,000	172,763
Tapestry, Inc. 3.05% 3/15/32 (e)		14,311,000	14,465,265
The William Carter Co. 5.625% 3/15/27 (b)		875,000	900,848
Wolverine World Wide, Inc. 4% 8/15/29 (b)		170,000	164,900
			15,863,077
TOTAL CONSUMER DISCRETIONARY			228,345,914
CONSUMER STAPLES - 0.6%
Beverages - 0.3%
Anheuser-Busch Companies LLC / Anheuser-Busch InBev Worldwide, Inc.:
4.7% 2/1/36		2,765,000	3,324,913
4.9% 2/1/46		13,910,000	17,658,259
Anheuser-Busch InBev Finance, Inc.:
4.7% 2/1/36		9,871,000	11,836,121
4.9% 2/1/46		12,306,000	15,485,231
Anheuser-Busch InBev Worldwide, Inc.:
3.5% 6/1/30		8,175,000	8,940,210
4.35% 6/1/40		4,618,000	5,424,571
4.375% 4/15/38		2,500,000	2,911,793
4.5% 6/1/50		8,175,000	10,116,845
4.6% 6/1/60		5,007,000	6,222,718
4.75% 1/23/29		1,190,000	1,387,337
5.45% 1/23/39		5,390,000	7,064,241
5.55% 1/23/49		15,352,000	21,175,241
5.8% 1/23/59 (Reg. S)		6,509,000	9,544,732
Bacardi Ltd.:
4.45% 5/15/25 (b)		2,060,000	2,237,998
4.7% 5/15/28 (b)		563,000	641,067
5.3% 5/15/48 (b)		1,050,000	1,394,768
Constellation Brands, Inc.:
2.25% 8/1/31		1,285,000	1,252,221
3.7% 12/6/26		1,200,000	1,299,002
4.4% 11/15/25		805,000	886,770
4.75% 11/15/24		5,595,000	6,142,634
Diageo Capital PLC 2.125% 4/29/32		390,000	389,536
PepsiCo, Inc.:
2.625% 3/19/27		839,000	883,604
2.75% 3/5/22		900,000	905,679
3.1% 7/17/22		260,000	263,439
Primo Water Holdings, Inc. 4.375% 4/30/29 (b)		220,000	217,738
			137,606,668
Food & Staples Retailing - 0.0%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC:
3.5% 3/15/29 (b)		645,000	639,227
4.875% 2/15/30 (b)		615,000	653,640
Alimentation Couche-Tard, Inc. 2.95% 1/25/30 (b)		1,800,000	1,875,461
Bellis Acquisition Co. PLC 4.5% 2/16/26 (b)	GBP	975,000	1,272,717
Bellis Finco PLC 4% 2/16/27 (b)	GBP	9,000,000	11,099,747
C&S Group Enterprises LLC 5% 12/15/28 (b)		2,000,000	1,863,400
Co-Operative Group Ltd. 5.125% 5/17/24 (Reg. S)	GBP	725,000	1,000,484
Kroger Co. 2.65% 10/15/26		430,000	446,001
U.S. Foods, Inc.:
4.625% 6/1/30 (b)		55,000	55,275
6.25% 4/15/25 (b)		185,000	192,530
			19,098,482
Food Products - 0.2%
Darling Ingredients, Inc. 5.25% 4/15/27 (b)		300,000	310,106
Hormel Foods Corp. 0.65% 6/3/24		895,000	887,677
JBS Finance Luxembourg SARL 2.5% 1/15/27 (b)		6,105,000	6,053,718
JBS U.S.A. Lux SA / JBS Food Co.:
3% 5/15/32 (b)(e)		5,020,000	4,965,332
5.5% 1/15/30 (b)		15,375,000	16,492,609
6.5% 4/15/29 (b)		19,275,000	21,106,125
JDE Peet's BV 2.25% 9/24/31 (b)		1,400,000	1,366,255
Kraft Heinz Foods Co.:
3.75% 4/1/30		653,000	711,514
3.875% 5/15/27		235,000	254,069
4.25% 3/1/31		7,220,000	8,259,553
4.375% 6/1/46		8,790,000	10,172,999
4.875% 10/1/49		250,000	311,689
5% 7/15/35		920,000	1,140,051
5.2% 7/15/45		4,602,000	5,857,177
7.125% 8/1/39 (b)		9,093,000	13,646,793
Lamb Weston Holdings, Inc.:
4.125% 1/31/30 (b)		900,000	897,476
4.375% 1/31/32 (b)		900,000	895,032
4.875% 5/15/28 (b)		345,000	366,131
Pilgrim's Pride Corp.:
3.5% 3/1/32 (b)		3,000,000	3,015,000
4.25% 4/15/31 (b)		2,825,000	2,959,188
5.875% 9/30/27 (b)		500,000	525,000
Post Holdings, Inc.:
4.625% 4/15/30 (b)		2,880,000	2,844,000
5.5% 12/15/29 (b)		270,000	279,304
TreeHouse Foods, Inc. 4% 9/1/28		505,000	478,796
Tyson Foods, Inc. 4% 3/1/26		2,520,000	2,736,060
			106,531,654
Household Products - 0.0%
Central Garden & Pet Co. 4.125% 4/30/31 (b)		1,325,000	1,328,313
Spectrum Brands Holdings, Inc. 3.875% 3/15/31 (b)		2,500,000	2,400,000
			3,728,313
Tobacco - 0.1%
Altria Group, Inc.:
2.45% 2/4/32		6,000,000	5,648,269
3.4% 2/4/41		6,025,000	5,575,595
4.25% 8/9/42		490,000	497,311
BAT Capital Corp.:
3.215% 9/6/26		740,000	768,606
3.557% 8/15/27		2,540,000	2,658,037
4.39% 8/15/37		1,000,000	1,061,850
4.54% 8/15/47		11,635,000	12,202,927
4.7% 4/2/27		325,000	358,537
BAT International Finance PLC:
2.25% 6/26/28 (Reg. S)	GBP	3,970,000	5,196,062
3.95% 6/15/25 (b)		6,600,000	7,079,763
Imperial Tobacco Finance PLC:
3.125% 7/26/24 (b)		4,250,000	4,406,169
4.25% 7/21/25 (b)		1,500,000	1,615,717
Philip Morris International, Inc.:
1.125% 5/1/23		955,000	960,728
3.875% 8/21/42		730,000	799,187
Reynolds American, Inc. 5.7% 8/15/35		635,000	756,336
			49,585,094
TOTAL CONSUMER STAPLES			316,550,211
ENERGY - 1.2%
Energy Equipment & Services - 0.0%
Halliburton Co.:
4.75% 8/1/43		445,000	521,272
6.7% 9/15/38		170,000	234,679
Precision Drilling Corp. 7.125% 1/15/26 (b)		115,000	115,769
Technip Energies NV 1.125% 5/28/28	EUR	855,000	978,345
Transocean Phoenix 2 Ltd. 7.75% 10/15/24 (b)		122,500	122,500
Transocean Poseidon Ltd. 6.875% 2/1/27 (b)		120,000	114,000
Transocean Proteus Ltd. 6.25% 12/1/24 (b)		2,200,000	2,178,000
Transocean, Inc. 11.5% 1/30/27 (b)		140,000	131,600
U.S.A. Compression Partners LP 6.875% 9/1/27		2,575,000	2,640,894
			7,037,059
Oil, Gas & Consumable Fuels - 1.2%
Aethon United BR LP / Aethon United Finance Corp. 8.25% 2/15/26 (b)		125,000	132,188
Aker BP ASA 2.875% 1/15/26 (b)		7,120,000	7,404,911
Antero Midstream Partners LP/Antero Midstream Finance Corp. 5.75% 3/1/27 (b)		1,250,000	1,256,863
Antero Resources Corp. 8.375% 7/15/26 (b)		1,104,000	1,224,060
Apache Corp.:
4.25% 1/15/30		575,000	600,875
5.25% 2/1/42		210,000	232,050
Cenovus Energy, Inc.:
3.75% 2/15/52		1,600,000	1,570,141
5.25% 6/15/37		3,195,000	3,780,250
5.4% 6/15/47		385,000	474,682
Cheniere Energy Partners LP:
3.25% 1/31/32 (b)		115,000	111,694
4% 3/1/31 (b)		220,000	224,400
Chesapeake Energy Corp.:
5.5% 2/1/26 (b)		330,000	342,375
5.875% 2/1/29 (b)		105,000	111,300
Chevron Corp. 2.355% 12/5/22		840,000	851,048
CNOOC Finance (2013) Ltd. 2.875% 9/30/29		1,615,000	1,671,323
CNX Midstream Partners LP 4.75% 4/15/30 (b)		45,000	44,325
Colgate Energy Partners III LLC 5.875% 7/1/29 (b)		60,000	59,550
Columbia Pipeline Group, Inc. 4.5% 6/1/25		1,418,000	1,552,847
Comstock Resources, Inc. 6.75% 3/1/29 (b)		130,000	135,200
ConocoPhillips Co.:
2.4% 2/15/31 (b)		410,000	413,200
3.75% 10/1/27 (b)		915,000	999,472
4.3% 8/15/28 (b)		2,915,000	3,303,230
6.95% 4/15/29		425,000	559,221
Continental Resources, Inc.:
2.875% 4/1/32 (b)		6,280,000	6,081,866
5.75% 1/15/31 (b)		770,000	896,881
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 5.75% 4/1/25		1,657,000	1,661,896
CrownRock LP/CrownRock Finance, Inc. 5% 5/1/29 (b)		40,000	40,237
CVR Energy, Inc.:
5.25% 2/15/25 (b)		330,000	314,358
5.75% 2/15/28 (b)		40,000	37,780
DCP Midstream Operating LP:
3.875% 3/15/23		17,626,000	17,934,455
5.125% 5/15/29		355,000	393,660
5.375% 7/15/25		345,000	368,081
5.6% 4/1/44		3,773,000	4,488,738
5.625% 7/15/27		260,000	290,391
5.85% 5/21/43 (b)(c)		16,392,000	15,668,457
Devon Energy Corp. 5.6% 7/15/41		800,000	1,006,558
Diamondback Energy, Inc.:
3.125% 3/24/31		4,710,000	4,801,168
3.25% 12/1/26		4,500,000	4,722,698
3.5% 12/1/29		1,250,000	1,311,135
Ecopetrol SA:
5.375% 6/26/26		1,340,000	1,401,975
5.875% 9/18/23		2,218,000	2,338,881
EG Global Finance PLC:
4.375% 2/7/25 (Reg. S)	EUR	4,000,000	4,450,707
6.25% 10/30/25 (Reg. S)	EUR	5,600,000	6,405,959
6.75% 2/7/25 (b)		220,000	221,650
8.5% 10/30/25 (b)		380,000	390,689
Enable Midstream Partners LP 3.9% 5/15/24 (c)		1,210,000	1,269,854
Enbridge, Inc.:
4% 10/1/23		3,799,000	3,978,040
4.25% 12/1/26		1,943,000	2,131,599
Endeavor Energy Resources LP/EER Finance, Inc.:
5.75% 1/30/28 (b)		180,000	187,200
6.625% 7/15/25 (b)		45,000	47,306
Energean Israel Finance Ltd.:
4.5% 3/30/24 (Reg. S) (b)		900,000	900,000
4.875% 3/30/26 (Reg. S) (b)		296,000	291,116
5.375% 3/30/28 (Reg. S) (b)		1,315,000	1,285,413
Energy Transfer LP:
3.75% 5/15/30		2,964,000	3,120,257
3.9% 7/15/26		1,005,000	1,080,663
4.2% 9/15/23		1,452,000	1,521,549
4.25% 3/15/23		1,373,000	1,417,662
4.5% 4/15/24		1,723,000	1,834,878
4.75% 1/15/26		850,000	931,053
4.95% 6/15/28		4,954,000	5,600,641
5% 5/15/50		11,610,000	13,340,840
5.15% 3/15/45		2,260,000	2,578,224
5.25% 4/15/29		2,803,000	3,205,828
5.3% 4/15/47		225,000	260,082
5.35% 5/15/45		1,950,000	2,263,852
5.4% 10/1/47		8,931,000	10,631,336
5.8% 6/15/38		2,762,000	3,352,012
6% 6/15/48		2,449,000	3,074,047
6.25% 4/15/49		1,925,000	2,499,178
6.625% 10/15/36		900,000	1,160,870
EnLink Midstream LLC 5.625% 1/15/28 (b)		220,000	225,500
Enterprise Products Operating LP:
3.125% 7/31/29		1,225,000	1,298,330
3.2% 2/15/52		275,000	269,111
3.7% 1/31/51		65,000	68,587
4.85% 3/15/44		2,725,000	3,299,022
EOG Resources, Inc. 3.9% 4/1/35		205,000	231,534
EQM Midstream Partners LP:
6.5% 7/1/27 (b)		125,000	135,000
6.5% 7/15/48		220,000	255,354
EQT Corp.:
3.9% 10/1/27		180,000	187,657
5% 1/15/29		70,000	76,650
Equinor ASA:
3.7% 4/6/50		920,000	1,065,436
3.95% 5/15/43		300,000	350,283
Exxon Mobil Corp.:
2.397% 3/6/22		1,575,000	1,577,882
3.452% 4/15/51		4,000,000	4,369,274
4.114% 3/1/46		705,000	838,667
Galaxy Pipeline Assets BidCo Ltd. 2.16% 3/31/34 (b)		565,000	547,485
Gulfstream Natural Gas System LLC 6.19% 11/1/25 (b)		3,640,000	4,226,143
Hess Corp.:
4.3% 4/1/27		1,117,000	1,213,075
5.6% 2/15/41		2,846,000	3,507,770
5.8% 4/1/47		4,517,000	5,932,877
7.125% 3/15/33		1,335,000	1,784,267
7.3% 8/15/31		1,849,000	2,466,844
7.875% 10/1/29		5,583,000	7,519,610
Hess Midstream Partners LP:
5.125% 6/15/28 (b)		110,000	112,475
5.625% 2/15/26 (b)		669,000	684,053
Holly Energy Partners LP/Holly Energy Finance Corp. 5% 2/1/28 (b)		375,000	373,125
KazMunaiGaz National Co.:
3.5% 4/14/33 (b)		1,420,000	1,446,980
3.5% 4/14/33 (Reg. S)		400,000	407,600
5.375% 4/24/30 (Reg. S)		200,000	229,050
Kinder Morgan Energy Partners LP:
4.15% 3/1/22		885,000	893,122
4.15% 2/1/24		425,000	449,028
Lundin Energy Finance BV 3.1% 7/15/31 (b)		1,295,000	1,308,545
Magellan Midstream Partners LP:
3.25% 6/1/30		475,000	499,786
3.95% 3/1/50		1,210,000	1,302,987
4.2% 10/3/47		695,000	770,654
4.25% 9/15/46		190,000	213,436
Marathon Petroleum Corp. 3.8% 4/1/28		5,590,000	6,007,076
MEG Energy Corp.:
5.875% 2/1/29 (b)		300,000	297,660
7.125% 2/1/27 (b)		220,000	224,950
MPLX LP:
2.65% 8/15/30		725,000	718,802
4.125% 3/1/27		505,000	549,308
4.5% 7/15/23		160,000	167,306
4.5% 4/15/38		1,125,000	1,248,499
4.7% 4/15/48		1,550,000	1,787,316
4.8% 2/15/29		2,785,000	3,158,995
4.875% 12/1/24		2,489,000	2,705,876
5.2% 3/1/47		3,275,000	3,994,003
5.5% 2/15/49		4,516,000	5,703,701
Occidental Petroleum Corp.:
3.5% 8/15/29		2,729,000	2,672,537
4.1% 2/15/47		265,000	252,413
4.2% 3/15/48		125,000	120,081
4.3% 8/15/39		439,000	428,025
4.4% 4/15/46		200,000	196,532
4.4% 8/15/49		1,809,000	1,777,343
5.55% 3/15/26		6,488,000	6,935,899
6.2% 3/15/40		65,000	77,025
6.45% 9/15/36		4,545,000	5,643,708
6.6% 3/15/46		6,475,000	8,241,704
7.5% 5/1/31		8,596,000	10,834,699
7.875% 9/15/31		40,000	52,100
8.875% 7/15/30		145,000	190,410
ONEOK Partners LP 6.65% 10/1/36		400,000	533,242
ONEOK, Inc.:
3.1% 3/15/30		2,900,000	2,982,233
4.45% 9/1/49		8,455,000	9,406,770
4.95% 7/13/47		590,000	689,993
Ovintiv Exploration, Inc. 5.375% 1/1/26		310,000	341,660
Ovintiv, Inc.:
5.15% 11/15/41		3,000,000	3,310,668
8.125% 9/15/30		6,179,000	8,127,220
Parsley Energy LLC/Parsley Finance Corp. 5.625% 10/15/27 (b)		1,920,000	2,006,400
PBF Holding Co. LLC/PBF Finance Corp.:
6% 2/15/28		190,000	113,335
9.25% 5/15/25 (b)		475,000	439,375
Petrobras Global Finance BV:
5.093% 1/15/30		445,000	449,365
5.6% 1/3/31		3,234,000	3,348,872
5.75% 2/1/29		635,000	669,647
6.25% 12/14/26	GBP	800,000	1,158,586
7.375% 1/17/27		1,160,000	1,336,900
Petroleos Mexicanos:
3.75% 2/21/24 (Reg. S)	EUR	2,300,000	2,631,254
4.75% 2/26/29 (Reg. S)	EUR	3,400,000	3,653,503
5.35% 2/12/28		253,000	242,032
6.5% 3/13/27		37,757,000	38,578,215
6.5% 1/23/29		1,190,000	1,182,533
6.75% 9/21/47		11,150,000	9,116,798
6.84% 1/23/30		10,852,000	10,835,722
7.69% 1/23/50		85,755,000	76,948,819
Petronas Capital Ltd.:
2.48% 1/28/32 (b)		200,000	199,862
3.5% 4/21/30 (b)		1,000,000	1,084,600
Phillips 66 Co. 2.15% 12/15/30		300,000	287,584
Phillips 66 Partners LP:
3.75% 3/1/28		595,000	640,355
4.9% 10/1/46		750,000	921,964
Pioneer Natural Resources Co.:
0.75% 1/15/24		495,000	491,313
1.9% 8/15/30		1,570,000	1,486,814
2.15% 1/15/31		325,000	312,141
Plains All American Pipeline LP/PAA Finance Corp.:
3.55% 12/15/29		2,689,000	2,786,446
3.6% 11/1/24		1,877,000	1,964,926
3.65% 6/1/22		10,550,000	10,623,540
3.8% 9/15/30		260,000	272,740
4.5% 12/15/26		1,095,000	1,197,045
5.15% 6/1/42		4,285,000	4,750,338
PT Pertamina Persero 3.1% 8/27/30 (b)		600,000	605,316
Qatar Petroleum:
1.375% 9/12/26 (b)		1,000,000	980,000
3.125% 7/12/41 (b)		1,145,000	1,147,290
Regency Energy Partners LP/Regency Energy Finance Corp. 5.875% 3/1/22		2,310,000	2,310,000
Rockies Express Pipeline LLC:
4.8% 5/15/30 (b)		1,331,000	1,377,585
4.95% 7/15/29 (b)		2,375,000	2,490,781
Sabine Pass Liquefaction LLC 4.5% 5/15/30		9,948,000	11,253,558
Santos Finance Ltd. 3.649% 4/29/31 (b)		4,800,000	4,911,212
Saudi Arabian Oil Co. 1.625% 11/24/25 (Reg. S)		800,000	795,000
Schlumberger Investment SA 3.65% 12/1/23		210,000	219,756
Shell International Finance BV 3.25% 5/11/25		1,465,000	1,560,470
SM Energy Co. 6.625% 1/15/27		300,000	301,500
Spectra Energy Partners LP 4.75% 3/15/24		6,000,000	6,427,519
Suncor Energy, Inc.:
3.75% 3/4/51		3,940,000	4,276,385
6.8% 5/15/38		350,000	494,301
Sunoco LP/Sunoco Finance Corp.:
4.5% 5/15/29		255,000	251,558
5.875% 3/15/28		55,000	57,475
6% 4/15/27		5,000	5,181
Tallgrass Energy Partners LP / Tallgrass Energy Finance Corp.:
6% 12/31/30 (b)		2,450,000	2,420,937
6% 9/1/31 (b)		225,000	217,688
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
4.875% 2/1/31		290,000	311,025
5.5% 3/1/30		55,000	59,813
5.875% 4/15/26		400,000	414,500
The Williams Companies, Inc.:
3.5% 11/15/30		10,592,000	11,236,502
3.6% 3/15/22		660,000	662,392
3.7% 1/15/23		2,512,000	2,574,930
3.75% 6/15/27		1,635,000	1,769,485
4.85% 3/1/48		100,000	121,687
4.9% 1/15/45		670,000	802,241
Total Capital International SA:
2.7% 1/25/23		1,375,000	1,406,145
2.829% 1/10/30		800,000	840,262
Transcontinental Gas Pipe Line Co. LLC:
3.25% 5/15/30		2,185,000	2,303,316
4.6% 3/15/48		350,000	427,361
TransMontaigne Partners LP 6.125% 2/15/26		233,000	226,010
Valero Energy Corp. 4% 4/1/29		1,120,000	1,216,867
Venture Global Calcasieu Pass LLC:
3.875% 8/15/29 (b)		340,000	341,411
3.875% 11/1/33 (b)		115,000	115,288
4.125% 8/15/31 (b)		335,000	342,591
Western Gas Partners LP:
3.95% 6/1/25		1,126,000	1,164,245
4.65% 7/1/26		2,085,000	2,225,738
4.75% 8/15/28		1,465,000	1,595,019
5.3% 2/1/30		785,000	844,896
			562,598,138
TOTAL ENERGY			569,635,197
FINANCIALS - 3.9%
Banks - 2.0%
AIB Group PLC 1.875% 11/19/29 (Reg. S) (c)	EUR	1,510,000	1,734,884
Alpha Bank SA 4.25% 2/13/30 (Reg. S) (c)	EUR	390,000	423,501
Banco Santander SA 3.49% 5/28/30		1,000,000	1,056,834
Bank Ireland Group PLC:
1.375% 8/11/31 (Reg. S) (c)	EUR	2,365,000	2,634,361
2.029% 9/30/27 (b)(c)		1,400,000	1,382,272
Bank of America Corp.:
3 month U.S. LIBOR + 0.640% 2.015% 2/13/26 (c)(f)		1,554,000	1,574,437
1.658% 3/11/27 (c)		8,135,000	8,072,800
1.734% 7/22/27 (c)		13,095,000	12,976,703
2.087% 6/14/29 (c)		7,865,000	7,758,508
2.496% 2/13/31 (c)		5,430,000	5,439,455
2.651% 3/11/32 (c)		16,000,000	16,171,211
2.676% 6/19/41 (c)		3,550,000	3,447,125
2.687% 4/22/32 (c)		2,615,000	2,648,033
3.093% 10/1/25 (c)		746,000	778,763
3.3% 1/11/23		3,572,000	3,677,355
3.419% 12/20/28 (c)		8,640,000	9,204,940
3.5% 4/19/26		5,358,000	5,769,895
3.95% 4/21/25		12,493,000	13,404,803
3.97% 3/5/29 (c)		10,565,000	11,611,678
4% 1/22/25		43,905,000	46,963,738
4.078% 4/23/40 (c)		7,865,000	9,087,523
4.1% 7/24/23		13,989,000	14,772,689
4.2% 8/26/24		2,028,000	2,179,274
4.25% 10/22/26		10,727,000	11,824,289
4.271% 7/23/29 (c)		3,660,000	4,104,564
4.45% 3/3/26		2,065,000	2,272,336
Banque Federative du Credit Mutuel SA 3 month U.S. LIBOR + 0.730% 0.8615% 7/20/22 (b)(c)(f)		8,041,000	8,074,285
Barclays PLC:
2.645% 6/24/31 (c)		2,215,000	2,205,996
2.667% 3/10/32 (c)		10,165,000	10,062,498
2.852% 5/7/26 (c)		10,143,000	10,468,263
4.337% 1/10/28		250,000	273,686
4.836% 5/9/28		6,667,000	7,349,944
4.95% 1/10/47		1,435,000	1,865,165
4.972% 5/16/29 (c)		15,000,000	17,196,858
5.088% 6/20/30 (c)		13,438,000	15,272,511
5.2% 5/12/26		1,701,000	1,910,002
BNP Paribas SA:
U.S. Secured Overnight Fin. Rate (SOFR) Indx + 1.000% 1.323% 1/13/27 (b)(c)(f)		9,875,000	9,620,552
2.159% 9/15/29 (b)(c)		1,870,000	1,836,940
2.219% 6/9/26 (b)(c)		9,163,000	9,302,407
BPCE SA 1.5% 1/13/42 (Reg. S) (c)	EUR	1,200,000	1,348,536
CIT Group, Inc.:
3.929% 6/19/24 (c)		1,375,000	1,416,132
4.75% 2/16/24		2,480,000	2,616,400
5% 8/1/23		7,000,000	7,385,000
6.125% 3/9/28		4,840,000	5,711,200
Citigroup, Inc.:
1.281% 11/3/25 (c)		3,045,000	3,037,087
1.462% 6/9/27 (c)		4,910,000	4,816,112
2.561% 5/1/32 (c)		1,695,000	1,702,339
2.572% 6/3/31 (c)		3,100,000	3,117,315
2.666% 1/29/31 (c)		16,830,000	17,084,620
2.904% 11/3/42 (c)		470,000	467,598
4.075% 4/23/29 (c)		26,430,000	29,167,575
4.3% 11/20/26		2,129,000	2,347,987
4.4% 6/10/25		17,376,000	18,871,181
4.412% 3/31/31 (c)		13,726,000	15,657,160
4.45% 9/29/27		4,630,000	5,148,998
4.6% 3/9/26		3,500,000	3,867,312
4.65% 7/30/45		350,000	448,323
4.75% 5/18/46		10,000,000	12,571,275
5.5% 9/13/25		8,267,000	9,355,875
Citizens Financial Group, Inc. 2.638% 9/30/32		9,574,000	9,579,581
Commonwealth Bank of Australia 3.61% 9/12/34 (b)(c)		3,419,000	3,586,230
Danske Bank A/S 2.25% 1/14/28 (Reg. S) (c)	GBP	980,000	1,312,904
DNB Bank ASA 1.605% 3/30/28 (b)(c)		4,560,000	4,479,005
HAT Holdings I LLC/HAT Holdings II LLC 3.375% 6/15/26 (b)		145,000	142,644
HSBC Holdings PLC:
0.976% 5/24/25 (c)		235,000	232,355
1.589% 5/24/27 (c)		860,000	840,222
2.013% 9/22/28 (c)		5,085,000	4,968,113
2.099% 6/4/26 (c)		2,295,000	2,309,371
2.206% 8/17/29 (c)		6,795,000	6,651,861
2.251% 11/22/27 (c)		900,000	902,077
4.041% 3/13/28 (c)		3,380,000	3,649,881
4.25% 3/14/24		1,872,000	1,985,349
4.292% 9/12/26 (c)		3,000,000	3,248,817
4.95% 3/31/30		1,855,000	2,181,132
ING Groep NV 1.726% 4/1/27 (c)		5,935,000	5,910,277
Intesa Sanpaolo SpA:
5.017% 6/26/24 (b)		31,005,000	33,145,504
5.71% 1/15/26 (b)		8,398,000	9,308,818
Japan Bank International Cooperation 3.25% 7/20/23		400,000	417,066
JPMorgan Chase & Co.:
1.47% 9/22/27 (c)		4,565,000	4,477,620
1.578% 4/22/27 (c)		3,395,000	3,353,997
1.764% 11/19/31 (c)		4,860,000	4,594,733
2.005% 3/13/26 (c)		7,285,000	7,384,188
2.522% 4/22/31 (c)		1,525,000	1,539,274
2.525% 11/19/41 (c)		22,775,000	21,625,519
2.545% 11/8/32 (c)		735,000	738,711
2.58% 4/22/32 (c)		6,200,000	6,252,258
2.776% 4/25/23 (c)		2,000,000	2,016,207
2.956% 5/13/31 (c)		5,386,000	5,563,023
3.509% 1/23/29 (c)		4,150,000	4,461,459
3.875% 9/10/24		250,000	266,757
3.882% 7/24/38 (c)		4,990,000	5,717,747
3.964% 11/15/48 (c)		1,270,000	1,510,583
4.005% 4/23/29 (c)		2,290,000	2,528,803
4.125% 12/15/26		4,475,000	4,946,176
Lloyds Banking Group PLC:
1.627% 5/11/27 (c)		2,000,000	1,967,926
1.985% 12/15/31 (c)	GBP	665,000	868,299
2.907% 11/7/23 (c)		4,735,000	4,821,253
3.87% 7/9/25 (c)		5,375,000	5,707,738
4.375% 3/22/28		1,365,000	1,533,237
NatWest Group PLC:
3.073% 5/22/28 (c)		5,799,000	6,040,561
3.622% 8/14/30 (Reg. S) (c)	GBP	1,900,000	2,635,334
4.269% 3/22/25 (c)		7,301,000	7,761,824
4.8% 4/5/26		15,438,000	17,206,318
5.125% 5/28/24		25,198,000	27,273,372
6% 12/19/23		40,605,000	44,277,110
6.1% 6/10/23		35,526,000	38,061,058
6.125% 12/15/22		5,889,000	6,195,921
NatWest Markets PLC 2.375% 5/21/23 (b)		10,828,000	11,068,591
Peoples United Bank 4% 7/15/24		40,000	42,109
PNC Financial Services Group, Inc. 3.9% 4/29/24		375,000	399,270
Rabobank Nederland 4.375% 8/4/25		7,713,000	8,385,047
Santander UK Group Holdings PLC:
1.089% 3/15/25 (c)		6,685,000	6,625,944
1.673% 6/14/27 (c)		4,715,000	4,624,555
4.796% 11/15/24 (c)		4,025,000	4,303,251
Societe Generale:
1.488% 12/14/26 (b)(c)		9,875,000	9,650,668
4.25% 4/14/25 (b)		21,901,000	23,328,140
4.75% 11/24/25 (b)		830,000	903,460
Sumitomo Mitsui Banking Corp. 3.95% 7/19/23		250,000	262,917
Synchrony Bank 3% 6/15/22		5,477,000	5,538,449
Truist Financial Corp. 2.7% 1/27/22		540,000	540,921
UniCredit SpA:
2.731% 1/15/32 (Reg. S) (c)	EUR	1,880,000	2,150,312
3.127% 6/3/32 (b)(c)		2,515,000	2,489,824
6.572% 1/14/22 (b)		7,600,000	7,649,096
Virgin Money UK PLC 5.125% 12/11/30 (Reg. S) (c)	GBP	600,000	864,098
Wells Fargo & Co.:
2.164% 2/11/26 (c)		5,410,000	5,520,284
2.188% 4/30/26 (c)		4,250,000	4,339,676
2.406% 10/30/25 (c)		5,834,000	5,990,024
2.572% 2/11/31 (c)		585,000	593,518
2.879% 10/30/30 (c)		12,690,000	13,162,368
3% 2/19/25		4,715,000	4,919,523
4.125% 8/15/23		280,000	294,705
4.3% 7/22/27		21,880,000	24,327,748
4.478% 4/4/31 (c)		24,095,000	27,843,541
4.65% 11/4/44		1,385,000	1,692,491
5.013% 4/4/51 (c)		2,285,000	3,160,724
Westpac Banking Corp. 4.11% 7/24/34 (c)		4,937,000	5,353,819
			964,752,389
Capital Markets - 1.0%
Affiliated Managers Group, Inc. 4.25% 2/15/24		1,847,000	1,971,557
Ares Capital Corp.:
3.875% 1/15/26		13,816,000	14,543,133
4.2% 6/10/24		12,032,000	12,676,531
Bank of New York Mellon Corp. 3.4% 5/15/24		750,000	793,562
Coinbase Global, Inc.:
3.375% 10/1/28 (b)		285,000	267,900
3.625% 10/1/31 (b)		285,000	264,338
Credit Suisse Group AG:
1.305% 2/2/27 (b)(c)		6,900,000	6,678,767
2.125% 11/15/29 (Reg. S) (c)	GBP	700,000	922,084
2.193% 6/5/26 (b)(c)		4,965,000	5,011,527
2.593% 9/11/25 (b)(c)		13,060,000	13,354,070
3.091% 5/14/32 (b)(c)		12,305,000	12,470,738
3.75% 3/26/25		15,667,000	16,699,240
4.194% 4/1/31 (b)(c)		13,355,000	14,689,536
4.282% 1/9/28 (b)		1,250,000	1,363,077
4.55% 4/17/26		7,159,000	7,906,389
CyrusOne LP/CyrusOne Finance Corp.:
2.15% 11/1/30		1,000,000	980,900
2.9% 11/15/24		4,000,000	4,148,720
Deutsche Bank AG 4.5% 4/1/25		13,996,000	14,933,917
Deutsche Bank AG New York Branch:
3.3% 11/16/22		10,180,000	10,423,515
5% 2/14/22		14,609,000	14,737,423
Goldman Sachs Group, Inc.:
1.431% 3/9/27 (c)		15,505,000	15,201,191
1.948% 10/21/27 (c)		3,030,000	3,022,973
1.992% 1/27/32 (c)		4,895,000	4,686,471
2.383% 7/21/32 (c)		10,590,000	10,390,815
3.814% 4/23/29 (c)		7,695,000	8,380,477
4.017% 10/31/38 (c)		6,495,000	7,415,462
4.223% 5/1/29 (c)		3,475,000	3,853,115
6.75% 10/1/37		50,999,000	72,024,852
Intercontinental Exchange, Inc. 3.75% 12/1/25		3,162,000	3,424,803
Jane Street Group LLC/JSG Finance, Inc. 4.5% 11/15/29 (b)		65,000	64,903
Jefferies Group LLC / Jefferies Group Capital Finance, Inc. 2.625% 10/15/31		5,530,000	5,424,166
Jefferies Group, Inc. 2.75% 10/15/32		1,255,000	1,250,193
LPL Holdings, Inc. 4% 3/15/29 (b)		445,000	446,865
Macquarie Group Ltd.:
1.34% 1/12/27 (b)(c)		5,861,000	5,732,961
2.871% 1/14/33 (b)(c)		1,690,000	1,693,513
3.189% 11/28/23 (b)(c)		1,885,000	1,929,380
Morgan Stanley:
1.512% 7/20/27 (c)		10,390,000	10,191,213
1.593% 5/4/27 (c)		5,800,000	5,734,547
1.794% 2/13/32 (c)		6,365,000	6,029,152
2.239% 7/21/32 (c)		875,000	857,464
2.511% 10/20/32 (c)		3,820,000	3,832,411
2.699% 1/22/31 (c)		21,825,000	22,409,322
3.125% 7/27/26		37,616,000	39,855,507
3.622% 4/1/31 (c)		13,084,000	14,284,915
3.7% 10/23/24		21,259,000	22,660,818
3.772% 1/24/29 (c)		4,085,000	4,458,224
3.875% 1/27/26		625,000	678,167
4% 7/23/25		1,000,000	1,084,814
4.35% 9/8/26		2,070,000	2,291,163
4.431% 1/23/30 (c)		2,525,000	2,879,019
5% 11/24/25		40,891,000	45,713,372
MSCI, Inc. 3.25% 8/15/33 (b)		90,000	89,744
Nomura Holdings, Inc.:
2.608% 7/14/31		955,000	941,287
2.648% 1/16/25		875,000	904,815
State Street Corp.:
2.2% 3/3/31		12,290,000	12,207,540
2.825% 3/30/23 (c)		887,000	893,466
2.901% 3/30/26 (c)		833,000	876,119
UBS AG London Branch 0.7% 8/9/24 (b)		4,415,000	4,368,072
			503,020,215
Consumer Finance - 0.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
1.65% 10/29/24		10,272,000	10,253,474
2.45% 10/29/26		3,749,000	3,758,432
2.875% 8/14/24		7,954,000	8,209,939
3% 10/29/28		11,826,000	11,908,816
3.15% 2/15/24		2,065,000	2,132,014
3.3% 1/30/32		4,200,000	4,232,046
3.5% 5/26/22		393,000	397,561
4.125% 7/3/23		5,132,000	5,351,604
4.45% 4/3/26		4,282,000	4,645,333
4.875% 1/16/24		11,491,000	12,278,456
6.5% 7/15/25		4,320,000	4,941,765
Ally Financial, Inc.:
1.45% 10/2/23		2,261,000	2,270,999
3.05% 6/5/23		11,748,000	12,061,839
3.875% 5/21/24		6,322,000	6,666,857
5.125% 9/30/24		2,688,000	2,945,214
5.75% 11/20/25		1,765,000	1,998,829
5.8% 5/1/25		6,894,000	7,791,222
8% 11/1/31		305,000	431,463
Capital One Financial Corp.:
3.65% 5/11/27		15,820,000	17,107,167
3.8% 1/31/28		7,795,000	8,533,098
Discover Financial Services:
3.95% 11/6/24		8,102,000	8,654,824
4.1% 2/9/27		645,000	702,678
4.5% 1/30/26		6,463,000	7,089,765
Ford Motor Credit Co. LLC:
2.9% 2/16/28		275,000	270,361
3.339% 3/28/22		6,970,000	6,994,047
4% 11/13/30		345,000	361,819
4.063% 11/1/24		22,139,000	23,090,977
4.125% 8/17/27		185,000	195,160
4.271% 1/9/27		85,000	89,853
4.687% 6/9/25		180,000	190,844
5.113% 5/3/29		400,000	442,840
5.125% 6/16/25		135,000	145,919
5.584% 3/18/24		8,575,000	9,147,810
5.596% 1/7/22		14,820,000	14,873,352
GE Capital International Funding Co. 4.418% 11/15/35		5,751,000	6,950,841
John Deere Capital Corp. 2.65% 6/24/24		615,000	642,031
OneMain Finance Corp.:
4% 9/15/30		500,000	482,500
5.375% 11/15/29		1,679,000	1,766,887
6.875% 3/15/25		1,165,000	1,281,500
Synchrony Financial:
2.85% 7/25/22		2,029,000	2,056,117
3.95% 12/1/27		8,719,000	9,413,204
4.25% 8/15/24		6,050,000	6,440,801
4.375% 3/19/24		7,165,000	7,596,442
5.15% 3/19/29		13,451,000	15,636,380
			252,433,080
Diversified Financial Services - 0.2%
1MDB Global Investments Ltd. 4.4% 3/9/23		2,500,000	2,502,250
Aon Corp. / Aon Global Holdings PLC 2.6% 12/2/31		940,000	946,167
Athene Global Funding 1.608% 6/29/26 (b)		3,350,000	3,299,146
Brixmor Operating Partnership LP:
2.5% 8/16/31		1,070,000	1,041,819
4.05% 7/1/30		12,288,000	13,500,667
4.125% 6/15/26		5,706,000	6,219,866
4.125% 5/15/29		6,724,000	7,485,045
Equitable Holdings, Inc. 3.9% 4/20/23		827,000	860,028
Greystone Commercial Capital Trust 1 month U.S. LIBOR + 2.270% 2.3611% 5/31/25 (b)(c)(f)(g)		7,700,000	7,700,000
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
5.25% 5/15/27		140,000	142,450
6.25% 5/15/26		914,000	939,135
6.375% 12/15/25		205,000	207,462
Leighton Finance U.S.A. Pty Ltd. 1.5% 5/28/29 (Reg. S)	EUR	1,145,000	1,313,595
M&G PLC 5.625% 10/20/51 (Reg. S) (c)	GBP	830,000	1,279,041
Park Aerospace Holdings Ltd. 5.5% 2/15/24 (b)		8,593,000	9,257,483
Pine Street Trust I 4.572% 2/15/29 (b)		7,798,000	8,895,238
Pine Street Trust II 5.568% 2/15/49 (b)		7,800,000	10,511,951
Power Finance Corp. Ltd. 6.15% 12/6/28 (b)		3,050,000	3,602,431
Sasol Financing International PLC 4.5% 11/14/22		1,790,000	1,808,204
VMED O2 UK Financing I PLC 4.25% 1/31/31 (b)		495,000	473,581
			81,985,559
Insurance - 0.2%
ACE INA Holdings, Inc.:
2.7% 3/13/23		145,000	148,775
3.15% 3/15/25		1,765,000	1,875,871
AIA Group Ltd. 0.88% 9/9/33 (Reg. S) (c)	EUR	395,000	442,509
American International Group, Inc. 4.5% 7/16/44		3,135,000	3,837,445
Aon Corp. 2.8% 5/15/30		3,670,000	3,762,752
Arch Capital Finance LLC 4.011% 12/15/26		2,320,000	2,561,892
Arthur J. Gallagher & Co. 3.05% 3/9/52		3,030,000	2,978,752
Baylor Scott & White Holdings:
Series 2021, 2.839% 11/15/50		120,000	124,040
1.777% 11/15/30		870,000	847,143
CNA Financial Corp.:
3.9% 5/1/29		1,400,000	1,557,487
3.95% 5/15/24		1,400,000	1,486,605
Credit Agricole Assurances SA 4.75% 9/27/48 (c)	EUR	1,200,000	1,613,768
Demeter Investments BV 5.625% 8/15/52 (Reg. S) (c)		3,225,000	3,620,450
Everest Reinsurance Holdings, Inc. 3.5% 10/15/50		1,255,000	1,334,548
Fairfax Financial Holdings Ltd. 3.375% 3/3/31		4,595,000	4,732,647
Farmers Exchange Capital II 6.151% 11/1/53 (b)(c)		1,500,000	1,906,873
Farmers Exchange Capital III 5.454% 10/15/54 (b)(c)		3,335,000	4,046,071
Fidelidade-Companhia de Seguros SA 4.25% 9/4/31 (Reg. S) (c)	EUR	500,000	576,333
Five Corners Funding Trust II 2.85% 5/15/30 (b)		11,420,000	11,827,269
Liberty Mutual Group, Inc. 4.569% 2/1/29 (b)		9,380,000	10,892,842
Lincoln National Corp.:
3.05% 1/15/30		130,000	137,743
4.35% 3/1/48		165,000	201,628
6.3% 10/9/37		110,000	155,531
Markel Corp.:
3.45% 5/7/52		690,000	733,319
4.15% 9/17/50		445,000	525,647
4.3% 11/1/47		650,000	777,868
Marsh & McLennan Companies, Inc. 3.5% 6/3/24		1,140,000	1,203,493
Nationwide Mutual Insurance Co. 3 month U.S. LIBOR + 2.290% 2.406% 12/15/24 (b)(c)(f)		5,490,000	5,496,689
New York Life Insurance Co. 3.75% 5/15/50 (b)		2,630,000	3,028,323
Pricoa Global Funding I 5.375% 5/15/45 (c)		5,278,000	5,649,466
Protective Life Global Funding 1.9% 7/6/28 (b)		2,595,000	2,570,847
Prudential PLC 2.95% 11/3/33 (Reg. S) (c)		2,100,000	2,064,405
QBE Insurance Group Ltd.:
2.5% 9/13/38 (Reg. S) (c)	GBP	950,000	1,217,895
6.75% 12/2/44 (Reg. S) (c)		2,025,000	2,241,136
Swiss Re Finance Luxembourg SA 5% 4/2/49 (b)(c)		3,200,000	3,568,000
Teachers Insurance & Annuity Association of America:
3.3% 5/15/50 (b)		3,310,000	3,485,639
4.375% 9/15/54 (b)(c)		2,100,000	2,193,852
The Chubb Corp. 6% 5/11/37		130,000	187,244
Unum Group:
4% 6/15/29		5,961,000	6,600,573
5.75% 8/15/42		2,238,000	2,824,180
Willis Group North America, Inc. 2.95% 9/15/29		4,385,000	4,546,595
Zurich Finance (Ireland) DAC 3.5% 5/2/52 (Reg. S) (c)		900,000	880,875
			110,465,020
Thrifts & Mortgage Finance - 0.0%
Home Point Capital, Inc. 5% 2/1/26 (b)		275,000	254,532
Nationstar Mortgage Holdings, Inc. 6% 1/15/27 (b)		500,000	516,265
Nationwide Building Society:
3.622% 4/26/23 (b)(c)		3,265,000	3,301,378
3.766% 3/8/24 (b)(c)		1,970,000	2,037,726
4.363% 8/1/24 (b)(c)		1,250,000	1,315,393
PennyMac Financial Services, Inc. 4.25% 2/15/29 (b)		1,200,000	1,104,000
			8,529,294
TOTAL FINANCIALS			1,921,185,557
HEALTH CARE - 0.9%
Biotechnology - 0.1%
AbbVie, Inc.:
4.05% 11/21/39		18,245,000	20,878,868
4.4% 11/6/42		3,405,000	4,080,119
4.55% 3/15/35		400,000	477,539
4.7% 5/14/45		4,650,000	5,778,447
4.875% 11/14/48		335,000	433,882
Amgen, Inc.:
2.6% 8/19/26		3,925,000	4,074,041
2.8% 8/15/41		1,870,000	1,810,290
3% 1/15/52		3,650,000	3,564,089
4.4% 5/1/45		1,450,000	1,743,287
4.663% 6/15/51		175,000	224,299
Emergent BioSolutions, Inc. 3.875% 8/15/28 (b)		84,000	79,775
Gilead Sciences, Inc. 4.5% 2/1/45		565,000	693,666
Grifols Escrow Issuer SA 4.75% 10/15/28 (b)		1,200,000	1,188,000
Regeneron Pharmaceuticals, Inc. 2.8% 9/15/50		505,000	475,581
			45,501,883
Health Care Equipment & Supplies - 0.0%
Avantor Funding, Inc. 3.875% 7/15/28 (Reg. S)	EUR	2,500,000	2,938,141
Becton, Dickinson & Co.:
1.957% 2/11/31		3,000,000	2,886,300
3.7% 6/6/27		118,000	127,678
3.734% 12/15/24		1,734,000	1,849,951
Fresenius U.S. Finance II, Inc. 4.5% 1/15/23 (b)		4,787,000	4,933,760
Hologic, Inc. 3.25% 2/15/29 (b)		225,000	220,781
Mozart Debt Merger Sub, Inc.:
3.875% 4/1/29 (b)		965,000	952,938
5.25% 10/1/29 (b)		425,000	424,469
Stryker Corp.:
3.375% 5/15/24		535,000	560,762
3.375% 11/1/25		430,000	459,466
3.5% 3/15/26		675,000	724,676
Teleflex, Inc. 4.25% 6/1/28 (b)		60,000	60,600
			16,139,522
Health Care Providers & Services - 0.5%
180 Medical, Inc. 3.875% 10/15/29 (b)		200,000	196,392
AHS Hospital Corp. 2.78% 7/1/51		315,000	323,132
AmerisourceBergen Corp. 2.7% 3/15/31		5,980,000	6,044,288
Anthem, Inc.:
3.125% 5/15/50		3,750,000	3,886,589
3.3% 1/15/23		3,395,000	3,491,124
3.65% 12/1/27		2,965,000	3,228,952
4.625% 5/15/42		1,250,000	1,557,782
Ascension Health:
2.532% 11/15/29		295,000	307,916
3.106% 11/15/39		610,000	663,918
BayCare Health System, Inc. 3.831% 11/15/50		2,320,000	2,863,498
Centene Corp.:
2.45% 7/15/28		7,280,000	7,143,500
2.625% 8/1/31		2,980,000	2,883,150
3% 10/15/30		1,638,000	1,635,375
3.375% 2/15/30		5,670,000	5,710,495
4.25% 12/15/27		5,825,000	6,043,438
4.625% 12/15/29		7,750,000	8,292,500
Children's Health System of Texas 2.511% 8/15/50		360,000	347,255
Childrens Hospital Corp. 4.115% 1/1/47		265,000	337,933
Cigna Corp.:
2.375% 3/15/31		655,000	656,552
2.4% 3/15/30		3,220,000	3,225,910
3.25% 4/15/25		355,000	373,481
3.4% 3/15/50		1,755,000	1,844,470
3.4% 3/15/51		4,490,000	4,758,397
4.375% 10/15/28		14,599,000	16,540,891
4.5% 2/25/26		4,775,000	5,282,508
4.8% 7/15/46		2,375,000	3,003,628
CommonSpirit Health:
2.76% 10/1/24		575,000	595,253
2.782% 10/1/30		695,000	714,103
3.347% 10/1/29		1,500,000	1,600,097
4.35% 11/1/42		2,500,000	2,913,787
Community Health Systems, Inc. 4.75% 2/15/31 (b)		560,000	551,601
CVS Health Corp.:
2.7% 8/21/40		9,385,000	8,983,470
3.625% 4/1/27		2,341,000	2,530,911
4.3% 3/25/28		653,000	735,259
4.78% 3/25/38		1,320,000	1,608,364
5.05% 3/25/48		7,330,000	9,685,385
5.125% 7/20/45		1,670,000	2,185,735
5.3% 12/5/43		905,000	1,197,364
DaVita HealthCare Partners, Inc.:
3.75% 2/15/31 (b)		1,900,000	1,761,728
4.625% 6/1/30 (b)		125,000	123,438
Fresenius Medical Care U.S. Finance II, Inc. 5.875% 1/31/22 (b)		1,800,000	1,814,406
Fresenius Medical Care U.S. Finance III, Inc. 1.875% 12/1/26 (b)		660,000	652,969
HCA Holdings, Inc.:
2.375% 7/15/31		1,040,000	1,014,989
3.5% 9/1/30		525,000	546,512
3.5% 7/15/51		5,360,000	5,476,673
4.125% 6/15/29		5,911,000	6,496,818
4.5% 2/15/27		1,050,000	1,155,092
4.75% 5/1/23		205,000	215,325
5% 3/15/24		875,000	944,157
5.25% 6/15/49		5,250,000	6,804,129
5.375% 2/1/25		305,000	332,641
5.875% 2/15/26		1,135,000	1,271,824
7.75% 7/15/36		2,700,000	3,729,375
HealthEquity, Inc. 4.5% 10/1/29 (b)		45,000	44,438
Humana, Inc.:
2.15% 2/3/32		670,000	646,153
3.125% 8/15/29		2,600,000	2,738,672
Kaiser Foundation Hospitals:
2.81% 6/1/41		6,570,000	6,706,256
4.15% 5/1/47		200,000	250,982
Laboratory Corp. of America Holdings 3.25% 9/1/24		1,020,000	1,071,308
Memorial Sloan-Kettring Cancer Center:
2.955% 1/1/50		290,000	299,238
4.2% 7/1/55		140,000	182,671
5% 7/1/42		225,000	304,933
Methodist Hospital 2.705% 12/1/50		820,000	818,653
Molina Healthcare, Inc.:
3.875% 11/15/30 (b)		4,745,000	4,768,725
3.875% 5/15/32 (b)		155,000	151,532
Mount Sinai Hospital 3.737% 7/1/49		460,000	517,025
New York & Presbyterian Hospital:
4.024% 8/1/45		600,000	766,887
4.063% 8/1/56		390,000	507,509
Nidda Healthcare Holding AG 3.5% 9/30/24 (Reg. S)	EUR	3,000,000	3,371,666
NYU Hospitals Center 4.368% 7/1/47		810,000	970,929
OhioHealth Corp. 2.297% 11/15/31		8,505,000	8,643,958
Owens & Minor, Inc. 4.5% 3/31/29 (b)		65,000	65,883
PeaceHealth Obligated Group 1.375% 11/15/25		165,000	164,361
Piedmont Healthcare, Inc.:
2.719% 1/1/42		1,780,000	1,755,382
2.864% 1/1/52		1,055,000	1,054,637
Prime Healthcare Services 7.25% 11/1/25 (b)		1,325,000	1,394,828
Providence St. Joseph Health Obligated Group:
2.532% 10/1/29		2,405,000	2,495,989
2.746% 10/1/26		180,000	188,479
Quest Diagnostics, Inc.:
4.7% 3/30/45		100,000	126,904
5.75% 1/30/40		68,000	86,856
Sabra Health Care LP 3.2% 12/1/31		8,499,000	8,339,131
Sentara Healthcare 2.927% 11/1/51		565,000	595,122
Stanford Health Care 3.027% 8/15/51		680,000	732,696
Sutter Health 4.091% 8/15/48		1,140,000	1,402,855
Tenet Healthcare Corp.:
4.625% 7/15/24		99,000	99,862
4.875% 1/1/26 (b)		1,160,000	1,186,100
5.125% 11/1/27 (b)		5,000,000	5,134,150
Toledo Hospital 5.325% 11/15/28		2,792,000	3,115,469
UnitedHealth Group, Inc.:
3.05% 5/15/41		1,105,000	1,151,755
3.25% 5/15/51		2,592,000	2,818,560
3.875% 8/15/59		30,000	36,246
4.25% 4/15/47		770,000	959,051
4.25% 6/15/48		575,000	717,422
6.875% 2/15/38		700,000	1,079,714
			223,747,466
Health Care Technology - 0.0%
IQVIA, Inc.:
1.75% 3/15/26 (b)	EUR	625,000	711,458
5% 10/15/26 (b)		230,000	235,175
			946,633
Life Sciences Tools & Services - 0.0%
Agilent Technologies, Inc. 2.3% 3/12/31		1,245,000	1,233,079
Charles River Laboratories International, Inc.:
3.75% 3/15/29 (b)		75,000	74,156
4.25% 5/1/28 (b)		330,000	334,526
Thermo Fisher Scientific, Inc.:
2.8% 10/15/41		520,000	524,815
4.133% 3/25/25		540,000	584,565
			2,751,141
Pharmaceuticals - 0.3%
AstraZeneca Finance LLC 2.25% 5/28/31		635,000	641,557
Bausch Health Companies, Inc.:
5% 2/15/29 (b)		400,000	343,000
5.25% 2/15/31 (b)		5,621,000	4,823,998
6.25% 2/15/29 (b)		500,000	453,213
Bayer AG 2.375% 4/2/75 (Reg. S) (c)	EUR	2,285,000	2,608,677
Bayer U.S. Finance II LLC:
2.2% 7/15/22 (b)		2,100,000	2,109,320
4.25% 12/15/25 (b)		54,704,000	59,548,628
4.4% 7/15/44 (b)		2,131,000	2,431,812
4.625% 6/25/38 (b)		570,000	679,355
4.875% 6/25/48 (b)		4,430,000	5,594,315
Bristol-Myers Squibb Co.:
4.25% 10/26/49		3,280,000	4,090,039
5% 8/15/45		672,000	903,339
Catalent Pharma Solutions:
3.125% 2/15/29 (b)		275,000	262,199
3.5% 4/1/30 (b)		220,000	213,708
Elanco Animal Health, Inc.:
5.272% 8/28/23 (c)		4,020,000	4,246,849
5.9% 8/28/28 (c)		1,693,000	1,936,572
GlaxoSmithKline Capital PLC 2.85% 5/8/22		710,000	717,605
GlaxoSmithKline Capital, Inc. 2.8% 3/18/23		875,000	898,189
Jazz Securities DAC 4.375% 1/15/29 (b)		95,000	96,788
Johnson & Johnson 3.625% 3/3/37		1,260,000	1,453,592
Merck & Co., Inc. 3.4% 3/7/29		1,400,000	1,531,600
Mylan NV:
4.2% 11/29/23		1,100,000	1,158,990
5.2% 4/15/48		1,780,000	2,202,609
5.4% 11/29/43		1,380,000	1,719,733
Organon & Co. / Organon Foreign Debt Co-Issuer BV:
4.125% 4/30/28 (b)		65,000	64,851
5.125% 4/30/31 (b)		1,190,000	1,215,288
Pfizer, Inc. 2.55% 5/28/40		1,410,000	1,404,333
Takeda Pharmaceutical Co. Ltd.:
2.05% 3/31/30		3,775,000	3,669,499
3.025% 7/9/40		910,000	924,955
Utah Acquisition Sub, Inc.:
3.95% 6/15/26		2,804,000	3,014,957
5.25% 6/15/46		190,000	232,672
Viatris, Inc.:
1.65% 6/22/25		1,160,000	1,157,684
2.7% 6/22/30		5,898,000	5,889,161
3.85% 6/22/40		12,189,000	12,982,372
4% 6/22/50		6,572,000	7,081,516
Wyeth LLC 6.45% 2/1/24		1,875,000	2,098,610
Zoetis, Inc. 3.25% 2/1/23		5,975,000	6,103,174
			146,504,759
TOTAL HEALTH CARE			435,591,404
INDUSTRIALS - 0.5%
Aerospace & Defense - 0.2%
BAE Systems Holdings, Inc. 3.85% 12/15/25 (b)		5,718,000	6,167,737
BAE Systems PLC 3.4% 4/15/30 (b)		2,985,000	3,194,557
Bombardier, Inc.:
6% 2/15/28 (b)		3,750,000	3,721,875
7.125% 6/15/26 (b)		2,780,000	2,867,987
7.875% 4/15/27 (b)		485,000	499,075
BWX Technologies, Inc.:
4.125% 6/30/28 (b)		200,000	200,000
4.125% 4/15/29 (b)		325,000	324,891
General Dynamics Corp.:
2.25% 11/15/22		650,000	657,502
3.25% 4/1/25		1,905,000	2,019,789
Howmet Aerospace, Inc.:
5.95% 2/1/37		575,000	674,188
6.75% 1/15/28		345,000	402,788
Lockheed Martin Corp. 2.9% 3/1/25		1,345,000	1,412,403
Moog, Inc. 4.25% 12/15/27 (b)		360,000	365,643
Northrop Grumman Corp. 4.75% 6/1/43		545,000	693,343
Raytheon Technologies Corp. 4.125% 11/16/28		490,000	550,664
Rolls-Royce PLC 3.375% 6/18/26	GBP	1,085,000	1,443,717
Textron, Inc. 2.45% 3/15/31		2,145,000	2,123,438
The Boeing Co.:
1.167% 2/4/23		4,000,000	4,001,496
1.433% 2/4/24		1,000,000	1,000,078
2.196% 2/4/26		2,575,000	2,569,697
2.25% 6/15/26		810,000	811,958
3.6% 5/1/34		2,200,000	2,275,158
3.625% 2/1/31		12,650,000	13,438,374
4.508% 5/1/23		1,500,000	1,566,021
4.875% 5/1/25		2,035,000	2,230,351
5.04% 5/1/27		4,430,000	4,987,924
5.15% 5/1/30		4,430,000	5,138,767
5.805% 5/1/50		5,935,000	8,005,187
5.93% 5/1/60		4,430,000	6,123,345
TransDigm, Inc.:
4.875% 5/1/29		220,000	214,001
6.25% 3/15/26 (b)		915,000	949,313
7.5% 3/15/27		40,000	41,700
8% 12/15/25 (b)		465,000	489,994
			81,162,961
Air Freight & Logistics - 0.0%
Cargo Aircraft Management, Inc. 4.75% 2/1/28 (b)		160,000	162,600
Airlines - 0.0%
American Airlines, Inc. equipment trust certificate 3.2% 12/15/29		424,980	431,298
Mexico City Airport Trust:
4.25% 10/31/26 (b)		4,270,000	4,473,626
5.5% 7/31/47 (b)		2,250,000	2,160,000
Southwest Airlines Co.:
2.625% 2/10/30		735,000	737,015
4.75% 5/4/23		2,025,000	2,125,626
5.125% 6/15/27		5,340,000	6,081,967
United Airlines pass-thru Trust Series 2013-1A Class O, 4.3% 2/15/27		133,857	140,492
United Airlines, Inc.:
4.15% 10/11/25		497,303	519,500
4.375% 4/15/26 (b)		1,740,000	1,746,925
4.625% 4/15/29 (b)		370,000	368,032
			18,784,481
Building Products - 0.0%
Advanced Drain Systems, Inc. 5% 9/30/27 (b)		400,000	413,568
Carlisle Companies, Inc. 2.2% 3/1/32		1,890,000	1,829,222
Owens Corning:
3.95% 8/15/29		150,000	164,236
4.3% 7/15/47		5,310,000	6,248,418
Standard Industries, Inc./New Jersey 4.75% 1/15/28 (b)		3,618,000	3,645,135
			12,300,579
Commercial Services & Supplies - 0.0%
ADT Corp.:
4.125% 8/1/29 (b)		115,000	111,909
4.875% 7/15/32 (b)		615,000	608,733
Advocate Health & Hospitals Corp. 3.387% 10/15/49		510,000	585,134
Allied Universal Holdco LLC / Allied Universal Finance Corp. 6% 6/1/29 (b)		1,175,000	1,116,250
Atlas Luxco 4 SARL / Allied Universal Holdco LLC / Allied Universal Finance Corp.:
4.625% 6/1/28 (b)		830,000	803,025
4.625% 6/1/28 (b)		520,000	503,100
Cintas Corp. No. 2 3.7% 4/1/27		1,035,000	1,130,076
Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc. 5% 2/1/26 (b)		60,000	60,582
Madison IAQ LLC 4.125% 6/30/28 (b)		85,000	82,238
Nielsen Co. SARL (Luxembourg) 5% 2/1/25 (b)		115,000	116,438
Nielsen Finance LLC/Nielsen Finance Co.:
5.625% 10/1/28 (b)		205,000	209,260
5.875% 10/1/30 (b)		205,000	213,278
Pitney Bowes, Inc.:
6.875% 3/15/27 (b)		55,000	56,527
7.25% 3/15/29 (b)		110,000	112,866
PowerTeam Services LLC 9.033% 12/4/25 (b)		108,000	108,540
Stericycle, Inc. 3.875% 1/15/29 (b)		530,000	516,750
Waste Management, Inc. 2.9% 9/15/22		375,000	379,603
			6,714,309
Construction & Engineering - 0.0%
AECOM 5.125% 3/15/27		1,730,000	1,854,231
Arcosa, Inc. 4.375% 4/15/29 (b)		65,000	65,591
Dycom Industries, Inc. 4.5% 4/15/29 (b)		165,000	166,124
			2,085,946
Electrical Equipment - 0.0%
ABB Finance (U.S.A.), Inc. 2.875% 5/8/22		115,000	116,171
Sensata Technologies BV:
4% 4/15/29 (b)		170,000	172,380
4.875% 10/15/23 (b)		300,000	316,055
Vertiv Group Corp. 4.125% 11/15/28 (b)		280,000	279,300
Wesco Distribution, Inc.:
7.125% 6/15/25 (b)		1,500,000	1,584,480
7.25% 6/15/28 (b)		1,250,000	1,359,375
			3,827,761
Machinery - 0.1%
Flowserve Corp. 2.8% 1/15/32		405,000	398,641
Fortive Corp. 3.15% 6/15/26		275,000	293,204
Pentair Finance SA 4.5% 7/1/29		7,920,000	9,050,984
Westinghouse Air Brake Tech Co.:
3.45% 11/15/26		1,140,000	1,208,341
4.95% 9/15/28		8,835,000	10,050,890
			21,002,060
Marine - 0.0%
Seaspan Corp. 5.5% 8/1/29 (b)		115,000	114,103
Professional Services - 0.0%
ASGN, Inc. 4.625% 5/15/28 (b)		110,000	112,827
Booz Allen Hamilton, Inc.:
3.875% 9/1/28 (b)		320,000	321,603
4% 7/1/29 (b)		45,000	45,225
Equifax, Inc.:
2.35% 9/15/31		475,000	467,467
2.6% 12/1/24		1,845,000	1,912,567
IHS Markit Ltd.:
4% 3/1/26 (b)		1,195,000	1,298,069
4.125% 8/1/23		365,000	381,425
5% 11/1/22 (b)		11,013,000	11,326,871
TriNet Group, Inc. 3.5% 3/1/29 (b)		165,000	163,020
Verisk Analytics, Inc. 4.125% 9/12/22		690,000	707,263
			16,736,337
Road & Rail - 0.0%
Alpha Trains Finance SA 2.064% 6/30/30	EUR	950,000	1,123,096
CSX Corp. 6.15% 5/1/37		1,375,000	1,946,821
Union Pacific Corp.:
2.973% 9/16/62		200,000	200,662
3.25% 2/5/50		1,885,000	2,034,732
3.6% 9/15/37		1,040,000	1,169,536
3.799% 4/6/71		315,000	371,283
XPO Logistics, Inc. 6.25% 5/1/25 (b)		1,810,000	1,881,929
			8,728,059
Trading Companies & Distributors - 0.1%
Air Lease Corp.:
2.25% 1/15/23		1,711,000	1,737,550
3% 9/15/23		800,000	822,621
3.375% 7/1/25		7,608,000	7,975,135
3.75% 2/1/22		4,752,000	4,752,000
4.25% 2/1/24		7,846,000	8,305,529
4.25% 9/15/24		9,907,000	10,598,031
Travis Perkins PLC 3.75% 2/17/26 (Reg. S)	GBP	600,000	823,904
United Rentals North America, Inc.:
3.75% 1/15/32		825,000	812,625
3.875% 2/15/31		400,000	401,303
4.875% 1/15/28		2,000,000	2,095,000
			38,323,698
Transportation Infrastructure - 0.1%
Aeroporti di Roma SPA 1.75% 7/30/31 (Reg. S)	EUR	745,000	864,221
Avolon Holdings Funding Ltd.:
2.528% 11/18/27 (b)		4,546,000	4,433,258
3.625% 5/1/22 (b)		2,155,000	2,176,042
3.95% 7/1/24 (b)		2,862,000	2,999,656
4.375% 5/1/26 (b)		3,477,000	3,725,807
5.25% 5/15/24 (b)		4,140,000	4,455,131
Heathrow Funding Ltd. 2.625% 3/16/28 (Reg. S)	GBP	1,985,000	2,638,736
Holding d'Infrastructures et des Metiers de l'Environnement 0.625% 9/16/28 (Reg. S)	EUR	300,000	335,848
			21,628,699
TOTAL INDUSTRIALS			231,571,593
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.0%
Cellnex Finance Co. SA 1% 9/15/27 (Reg. S)	EUR	1,600,000	1,761,067
Cisco Systems, Inc. 3% 6/15/22		310,000	314,754
Viavi Solutions, Inc. 3.75% 10/1/29 (b)		230,000	224,825
			2,300,646
Electronic Equipment & Components - 0.1%
Dell International LLC/EMC Corp.:
5.45% 6/15/23		3,660,000	3,882,025
6.02% 6/15/26		2,112,000	2,458,349
Sensata Technologies, Inc. 3.75% 2/15/31 (b)		590,000	579,675
TD SYNNEX Corp. 1.75% 8/9/26 (b)		6,930,000	6,770,261
Teledyne Technologies, Inc.:
2.25% 4/1/28		1,675,000	1,687,018
2.75% 4/1/31		4,505,000	4,598,801
TTM Technologies, Inc. 4% 3/1/29 (b)		130,000	126,123
			20,102,252
IT Services - 0.1%
Austin BidCo, Inc. 7.125% 12/15/28 (b)		60,000	61,592
Automatic Data Processing, Inc. 1.7% 5/15/28		695,000	693,894
Fidelity National Information Services, Inc. 3.1% 3/1/41		3,540,000	3,534,403
Fiserv, Inc.:
2.75% 7/1/24		105,000	108,663
3.5% 7/1/29		7,395,000	7,880,160
3.85% 6/1/25		1,490,000	1,595,858
Gartner, Inc.:
3.625% 6/15/29 (b)		65,000	64,594
3.75% 10/1/30 (b)		105,000	104,738
4.5% 7/1/28 (b)		165,000	171,485
Genpact Luxembourg SARL / Genpact U.S.A., Inc. 1.75% 4/10/26		960,000	961,280
Global Payments, Inc. 1.5% 11/15/24		3,500,000	3,494,171
Go Daddy Operating Co. LLC / GD Finance Co., Inc. 3.5% 3/1/29 (b)		330,000	313,856
IBM Corp. 2.85% 5/15/40		480,000	474,542
MasterCard, Inc. 3.375% 4/1/24		870,000	919,120
Nexi SpA 2.125% 4/30/29 (Reg. S)	EUR	3,350,000	3,678,229
Square, Inc. 2.75% 6/1/26 (b)		110,000	109,465
Tempo Acquisition LLC 5.75% 6/1/25 (b)		5,000,000	5,193,750
Twilio, Inc.:
3.625% 3/15/29		80,000	80,475
3.875% 3/15/31		85,000	84,363
Visa, Inc. 2.7% 4/15/40		145,000	148,141
			29,672,779
Semiconductors & Semiconductor Equipment - 0.1%
Broadcom, Inc.:
1.95% 2/15/28 (b)		1,620,000	1,580,592
2.45% 2/15/31 (b)		12,129,000	11,673,122
2.6% 2/15/33 (b)		12,129,000	11,603,495
3.137% 11/15/35 (b)		1,213,000	1,192,345
3.419% 4/15/33 (b)		3,022,000	3,114,107
3.5% 2/15/41 (b)		19,161,000	19,111,541
3.75% 2/15/51 (b)		5,224,000	5,433,979
4.11% 9/15/28		2,135,000	2,335,066
Entegris, Inc.:
3.625% 5/1/29 (b)		275,000	272,938
4.375% 4/15/28 (b)		325,000	331,094
Intel Corp. 3.05% 8/12/51		2,688,000	2,784,025
NXP BV/NXP Funding LLC 3.875% 9/1/22 (b)		1,969,000	2,011,311
ON Semiconductor Corp. 3.875% 9/1/28 (b)		125,000	127,174
Qorvo, Inc. 4.375% 10/15/29		200,000	211,240
Teledyne FLIR LLC 2.5% 8/1/30		245,000	246,008
			62,028,037
Software - 0.1%
CDK Global, Inc. 4.875% 6/1/27		500,000	515,000
Crowdstrike Holdings, Inc. 3% 2/15/29		125,000	120,543
Fair Isaac Corp. 4% 6/15/28 (b)		500,000	498,750
Intuit, Inc. 1.35% 7/15/27		200,000	195,083
Microsoft Corp. 2.921% 3/17/52		2,892,000	3,079,274
NortonLifeLock, Inc. 5% 4/15/25 (b)		370,000	373,700
Nuance Communications, Inc. 5.625% 12/15/26		600,000	618,117
Open Text Corp.:
3.875% 2/15/28 (b)		490,000	485,100
3.875% 12/1/29 (b)		55,000	54,674
Oracle Corp.:
2.5% 4/1/25		6,499,000	6,689,473
2.8% 4/1/27		9,449,000	9,789,822
2.95% 5/15/25		1,185,000	1,239,089
3.6% 4/1/50		1,300,000	1,315,564
3.85% 4/1/60		6,500,000	6,747,689
3.95% 3/25/51		5,494,000	5,920,016
4.125% 5/15/45		850,000	929,791
ServiceNow, Inc. 1.4% 9/1/30		1,005,000	937,743
SS&C Technologies, Inc. 5.5% 9/30/27 (b)		775,000	805,516
			40,314,944
Technology Hardware, Storage & Peripherals - 0.0%
Apple, Inc.:
2.7% 8/5/51		2,700,000	2,700,090
3.25% 2/23/26		7,150,000	7,647,425
3.85% 8/4/46		1,455,000	1,735,991
Hewlett Packard Enterprise Co. 4.4% 10/15/22 (c)		5,700,000	5,850,057
			17,933,563
TOTAL INFORMATION TECHNOLOGY			172,352,221
MATERIALS - 0.2%
Chemicals - 0.1%
Axalta Coating Systems/Dutch Holding BV 4.75% 6/15/27 (b)		240,000	248,028
CF Industries Holdings, Inc.:
4.95% 6/1/43		285,000	342,869
5.15% 3/15/34		300,000	359,562
5.375% 3/15/44		525,000	664,141
CNAC HK Finbridge Co. Ltd. 1.75% 6/14/22 (Reg. S)	EUR	900,000	1,026,942
Consolidated Energy Finance SA 6.5% 5/15/26 (b)		375,000	385,313
DuPont de Nemours, Inc. 4.493% 11/15/25		2,625,000	2,903,521
FMC Corp. 4.5% 10/1/49		1,325,000	1,632,815
INEOS Quattro Finance 2 PLC 3.375% 1/15/26 (b)		275,000	273,625
International Flavors & Fragrances, Inc. 1.23% 10/1/25 (b)		3,285,000	3,227,699
LSB Industries, Inc. 6.25% 10/15/28 (b)		70,000	72,279
LYB International Finance BV:
4.875% 3/15/44		845,000	1,051,350
5.25% 7/15/43		5,455,000	7,050,731
LYB International Finance III LLC:
3.375% 5/1/30		2,495,000	2,702,272
3.375% 10/1/40		490,000	509,761
4.2% 5/1/50		150,000	173,519
Methanex Corp.:
5.125% 10/15/27		320,000	334,400
5.25% 12/15/29		155,000	161,975
5.65% 12/1/44		105,000	105,938
Nutrien Ltd. 4.9% 6/1/43		1,225,000	1,575,549
OCI NV:
3.125% 11/1/24 (Reg. S)	EUR	1,071,429	1,227,501
3.625% 10/15/25 (Reg. S)	EUR	3,082,000	3,595,590
Olin Corp.:
5% 2/1/30		195,000	203,775
5.125% 9/15/27		700,000	721,000
5.625% 8/1/29		195,000	210,313
Sasol Financing U.S.A. LLC:
4.375% 9/18/26		810,000	799,875
5.875% 3/27/24		1,500,000	1,545,750
Sherwin-Williams Co. 4.5% 6/1/47		210,000	262,700
SPCM SA 3.125% 3/15/27 (b)		115,000	112,413
The Chemours Co. LLC 4.625% 11/15/29 (b)		530,000	512,113
The Dow Chemical Co.:
3.625% 5/15/26		3,020,000	3,258,771
4.625% 10/1/44		295,000	365,312
The Scotts Miracle-Gro Co.:
4% 4/1/31 (b)		1,575,000	1,531,081
4.5% 10/15/29		1,971,000	2,035,058
Valvoline, Inc. 4.25% 2/15/30 (b)		2,270,000	2,250,478
W.R. Grace Holding LLC:
4.875% 6/15/27 (b)		125,000	124,023
5.625% 10/1/24 (b)		400,000	425,642
Westlake Chemical Corp. 3.125% 8/15/51		1,920,000	1,872,183
			45,855,867
Construction Materials - 0.0%
Martin Marietta Materials, Inc.:
2.4% 7/15/31		1,055,000	1,050,746
2.5% 3/15/30		755,000	761,151
Summit Materials LLC/Summit Materials Finance Corp. 5.25% 1/15/29 (b)		1,000,000	1,040,820
Vulcan Materials Co. 4.5% 6/15/47		440,000	554,051
			3,406,768
Containers & Packaging - 0.0%
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
4.125% 8/15/26 (b)		10,000	10,113
4.75% 7/15/27 (Reg. S)	GBP	3,650,000	4,848,250
5.25% 8/15/27 (b)		310,000	303,800
Ball Corp. 3.125% 9/15/31		395,000	380,110
Berry Global, Inc.:
0.95% 2/15/24		965,000	953,439
1.57% 1/15/26		1,675,000	1,639,524
4.875% 7/15/26 (b)		7,055,000	7,319,986
Graphic Packaging International, Inc. 3.75% 2/1/30 (b)		55,000	54,663
Intelligent Packaging Ltd. Finco, Inc. 6% 9/15/28 (b)		40,000	40,500
Sealed Air Corp. 1.573% 10/15/26 (b)		2,750,000	2,681,049
Trivium Packaging Finance BV 5.5% 8/15/26 (b)		205,000	211,626
Verallia SA 1.625% 5/14/28 (Reg. S)	EUR	1,500,000	1,726,667
			20,169,727
Metals & Mining - 0.1%
Alcoa Nederland Holding BV 4.125% 3/31/29 (b)		110,000	112,200
Barrick North America Finance LLC:
5.7% 5/30/41		1,580,000	2,155,466
5.75% 5/1/43		560,000	773,046
Barrick PD Australia Finance Pty Ltd. 5.95% 10/15/39		1,240,000	1,707,755
Cleveland-Cliffs, Inc.:
4.625% 3/1/29 (b)		110,000	110,741
4.875% 3/1/31 (b)		110,000	110,812
FMG Resources (August 2006) Pty Ltd. 4.5% 9/15/27 (b)		5,000	5,181
Freeport-McMoRan, Inc. 5.4% 11/14/34		570,000	678,300
HudBay Minerals, Inc. 4.5% 4/1/26 (b)		55,000	54,038
Indonesia Asahan Aluminium Tbk PT:
4.75% 5/15/25 (Reg. S)		500,000	531,930
6.53% 11/15/28 (b)		1,950,000	2,330,104
6.53% 11/15/28 (Reg. S)		488,000	583,123
Kaiser Aluminum Corp. 4.625% 3/1/28 (b)		415,000	406,463
Kinross Gold Corp. 4.5% 7/15/27		9,090,000	10,186,114
Newmont Corp.:
2.25% 10/1/30		1,025,000	1,002,241
2.8% 10/1/29		1,895,000	1,949,328
5.45% 6/9/44		185,000	249,096
Novelis Corp. 3.875% 8/15/31 (b)		115,000	110,975
Roller Bearing Co. of America, Inc. 4.375% 10/15/29 (b)		30,000	29,933
Southern Copper Corp. 5.875% 4/23/45		455,000	609,691
Steel Dynamics, Inc.:
2.4% 6/15/25		790,000	810,907
3.45% 4/15/30		9,495,000	10,118,659
Teck Resources Ltd.:
6% 8/15/40		1,255,000	1,615,660
6.25% 7/15/41		2,050,000	2,704,925
Thyssenkrupp AG 1.875% 3/6/23 (Reg. S)	EUR	2,650,000	3,020,001
Vale Overseas Ltd. 6.25% 8/10/26		700,000	796,740
			42,763,429
Paper & Forest Products - 0.0%
Celulosa Arauco y Constitucion SA 4.5% 8/1/24		1,850,000	1,964,746
Clearwater Paper Corp. 4.75% 8/15/28 (b)		1,500,000	1,515,000
Glatfelter Corp. 4.75% 11/15/29 (b)		90,000	91,125
Suzano Austria GmbH 6% 1/15/29		1,263,000	1,428,200
			4,999,071
TOTAL MATERIALS			117,194,862
REAL ESTATE - 0.7%
Equity Real Estate Investment Trusts (REITs) - 0.5%
Alexandria Real Estate Equities, Inc. 4.9% 12/15/30		5,395,000	6,505,014
American Campus Communities Operating Partnership LP 3.625% 11/15/27		5,645,000	6,092,002
American Homes 4 Rent LP:
2.375% 7/15/31		704,000	696,372
3.375% 7/15/51		1,089,000	1,124,569
ARGAN SA 1.011% 11/17/26 (Reg. S)	EUR	500,000	568,201
Boston Properties, Inc. 4.5% 12/1/28		5,210,000	5,925,880
Corporate Office Properties LP:
2.25% 3/15/26		1,775,000	1,796,230
2.75% 4/15/31		5,797,000	5,812,634
2.9% 12/1/33		490,000	482,606
CubeSmart LP 2.25% 12/15/28		4,085,000	4,100,074
Duke Realty LP 3.25% 6/30/26		805,000	860,611
Global Net Lease, Inc. / Global Net Lease Operating Partnership LP 3.75% 12/15/27 (b)		275,000	267,666
GLP Capital LP/GLP Financing II, Inc.:
5.25% 6/1/25		1,200,000	1,320,336
5.375% 11/1/23		2,000,000	2,127,540
5.375% 4/15/26		11,435,000	12,685,303
Healthcare Realty Trust, Inc. 3.875% 5/1/25		2,750,000	2,937,690
Healthcare Trust of America Holdings LP:
3.1% 2/15/30		1,715,000	1,780,123
3.5% 8/1/26		1,786,000	1,917,677
Healthpeak Properties, Inc. 3% 1/15/30		1,175,000	1,235,492
Hudson Pacific Properties LP:
3.25% 1/15/30		1,750,000	1,831,450
4.65% 4/1/29		12,773,000	14,555,887
Kimco Realty Corp.:
1.9% 3/1/28		1,190,000	1,175,246
3.375% 10/15/22		472,000	479,829
Kite Realty Group Trust:
4% 3/15/25		6,865,000	7,214,003
4.75% 9/15/30		10,799,000	11,964,536
Lexington Corporate Properties Trust:
2.7% 9/15/30		894,000	899,342
4.4% 6/15/24		1,319,000	1,399,009
MGM Growth Properties Operating Partnership LP:
4.5% 9/1/26		400,000	429,000
4.625% 6/15/25 (b)		65,000	69,225
5.625% 5/1/24		1,185,000	1,267,263
MPT Operating Partnership LP/MPT Finance Corp.:
2.5% 3/24/26	GBP	4,400,000	5,885,170
5% 10/15/27		2,650,000	2,770,522
Omega Healthcare Investors, Inc.:
3.25% 4/15/33		5,000,000	4,864,698
3.375% 2/1/31		3,399,000	3,422,675
3.625% 10/1/29		7,647,000	8,000,131
4.375% 8/1/23		1,368,000	1,432,981
4.5% 1/15/25		2,793,000	2,999,631
4.5% 4/1/27		1,500,000	1,649,216
4.75% 1/15/28		7,569,000	8,390,763
4.95% 4/1/24		1,152,000	1,236,617
5.25% 1/15/26		5,841,000	6,524,164
Park Intermediate Holdings LLC 5.875% 10/1/28 (b)		1,100,000	1,134,095
Piedmont Operating Partnership LP 2.75% 4/1/32		1,374,000	1,355,527
Realty Income Corp.:
2.2% 6/15/28		791,000	798,262
2.85% 12/15/32		1,553,000	1,620,015
3% 1/15/27		985,000	1,043,501
3.1% 12/15/29		6,235,000	6,698,926
3.25% 1/15/31		1,177,000	1,264,781
3.4% 1/15/28		1,880,000	2,021,034
Retail Opportunity Investments Partnership LP:
4% 12/15/24		877,000	925,836
5% 12/15/23		626,000	665,496
SBA Communications Corp.:
3.125% 2/1/29 (b)		220,000	209,000
3.875% 2/15/27		400,000	409,431
Senior Housing Properties Trust 4.75% 2/15/28		2,917,000	2,761,378
Service Properties Trust:
4.375% 2/15/30		200,000	180,000
4.95% 2/15/27		485,000	462,685
4.95% 10/1/29		100,000	93,410
5.5% 12/15/27		100,000	100,952
Simon Property Group LP:
1.75% 2/1/28		1,265,000	1,239,484
2.45% 9/13/29		360,000	365,224
3.375% 10/1/24		2,945,000	3,114,620
3.5% 9/1/25		55,000	58,850
3.75% 2/1/24		375,000	394,586
SITE Centers Corp.:
3.625% 2/1/25		2,396,000	2,519,570
4.25% 2/1/26		5,582,000	5,972,441
Spirit Realty LP 2.7% 2/15/32		6,505,000	6,487,062
Store Capital Corp.:
2.75% 11/18/30		1,957,000	1,967,466
4.625% 3/15/29		2,475,000	2,796,904
Uniti Group LP / Uniti Group Finance, Inc. 4.75% 4/15/28 (b)		95,000	92,625
Uniti Group, Inc. 7.875% 2/15/25 (b)		2,800,000	2,927,736
Ventas Realty LP:
3% 1/15/30		10,008,000	10,346,518
3.25% 10/15/26		1,900,000	2,027,365
3.85% 4/1/27		1,300,000	1,417,641
4% 3/1/28		2,712,000	2,993,235
4.125% 1/15/26		1,628,000	1,782,057
4.75% 11/15/30		13,000,000	15,229,842
VICI Properties, Inc.:
3.5% 2/15/25 (b)		125,000	126,364
4.25% 12/1/26 (b)		670,000	691,775
4.625% 12/1/29 (b)		250,000	265,565
Vornado Realty LP:
2.15% 6/1/26		1,762,000	1,768,795
3.4% 6/1/31		6,373,000	6,569,768
Welltower, Inc.:
2.7% 2/15/27		590,000	613,452
2.75% 1/15/31		6,560,000	6,747,277
2.8% 6/1/31		2,305,000	2,357,807
Weyerhaeuser Co. 4% 4/15/30		1,900,000	2,131,028
WP Carey, Inc.:
2.25% 4/1/33		4,960,000	4,742,955
3.85% 7/15/29		1,725,000	1,913,475
4% 2/1/25		5,544,000	5,938,300
4.6% 4/1/24		7,436,000	7,936,220
			271,977,714
Real Estate Management & Development - 0.2%
ACCENTRO Real Estate AG 3.625% 2/13/23 (Reg. S)	EUR	815,000	761,616
ADLER Group SA:
1.875% 1/14/26 (Reg. S)	EUR	300,000	277,287
2.25% 4/27/27 (Reg. S)	EUR	3,100,000	2,830,147
Akelius Residential Property AB 3.875% 10/5/78 (Reg. S) (c)	EUR	720,000	849,402
Blackstone Property Partners Europe LP:
1% 5/4/28 (Reg. S)	EUR	2,355,000	2,606,773
2.625% 10/20/28 (Reg. S)	GBP	350,000	472,034
Brandywine Operating Partnership LP:
3.95% 2/15/23		4,006,000	4,117,850
3.95% 11/15/27		5,608,000	6,049,797
4.1% 10/1/24		4,892,000	5,209,171
4.55% 10/1/29		1,707,000	1,898,388
CBRE Group, Inc. 4.875% 3/1/26		12,670,000	14,242,285
Essex Portfolio LP:
1.7% 3/1/28		5,465,000	5,335,038
3.875% 5/1/24		2,685,000	2,839,573
GTC Aurora Luxembourg SA 2.25% 6/23/26 (Reg. S)	EUR	775,000	866,561
Heimstaden AB 4.375% 3/6/27 (Reg. S)	EUR	800,000	901,555
Host Hotels & Resorts LP 2.9% 12/15/31		590,000	572,196
Howard Hughes Corp.:
4.125% 2/1/29 (b)		300,000	295,677
5.375% 8/1/28 (b)		850,000	888,250
Kennedy-Wilson, Inc. 4.75% 2/1/30		225,000	226,125
Mattamy Group Corp. 4.625% 3/1/30 (b)		1,500,000	1,486,965
Mid-America Apartments LP 4% 11/15/25		1,296,000	1,413,019
Post Apartment Homes LP 3.375% 12/1/22		900,000	917,930
Sirius Real Estate Ltd. 1.125% 6/22/26 (Reg. S)	EUR	400,000	450,501
SL Green Realty Corp. 3.25% 10/15/22		7,000,000	7,099,409
Sun Communities Operating LP:
2.3% 11/1/28		1,550,000	1,546,887
2.7% 7/15/31		4,027,000	4,033,272
Tanger Properties LP:
2.75% 9/1/31		4,140,000	3,970,504
3.125% 9/1/26		3,497,000	3,633,559
3.875% 7/15/27		13,369,000	14,366,417
Taylor Morrison Communities, Inc./Monarch Communities, Inc.:
5.125% 8/1/30 (b)		2,500,000	2,681,250
5.75% 1/15/28 (b)		280,000	307,030
5.875% 6/15/27 (b)		1,500,000	1,655,625
Tritax EuroBox PLC 0.95% 6/2/26 (Reg. S)	EUR	780,000	888,951
			95,691,044
TOTAL REAL ESTATE			367,668,758
UTILITIES - 0.5%
Electric Utilities - 0.3%
AEP Texas, Inc.:
2.1% 7/1/30		1,400,000	1,349,829
3.45% 5/15/51		560,000	586,042
3.8% 10/1/47		925,000	1,029,957
AEP Transmission Co. LLC:
3.75% 12/1/47		850,000	977,634
4% 12/1/46		375,000	445,146
Alabama Power Co.:
3.75% 3/1/45		650,000	730,354
3.85% 12/1/42		700,000	798,136
4.1% 1/15/42		225,000	255,420
Alliant Energy Finance LLC 1.4% 3/15/26 (b)		2,300,000	2,228,690
Arizona Public Service Co. 2.6% 8/15/29		340,000	347,866
Atlantic City Electric Co. 2.3% 3/15/31		425,000	426,192
AusNet Services Holdings Pty Ltd. 1.625% 3/11/81 (Reg. S) (c)	EUR	760,000	860,839
CenterPoint Energy Houston Electric LLC 3.95% 3/1/48		1,235,000	1,488,194
Clearway Energy Operating LLC 4.75% 3/15/28 (b)		60,000	63,000
Cleco Corporate Holdings LLC 3.375% 9/15/29		4,448,000	4,518,193
Commonwealth Edison Co.:
3.7% 8/15/28		250,000	277,434
3.7% 3/1/45		315,000	364,587
4.35% 11/15/45		205,000	255,663
Dominion Energy South Carolina:
5.1% 6/1/65		275,000	405,787
5.45% 2/1/41		285,000	389,683
DPL, Inc. 4.35% 4/15/29		2,480,000	2,628,800
DTE Electric Co.:
2.25% 3/1/30		275,000	278,003
3.75% 8/15/47		1,050,000	1,214,990
Duke Energy Carolinas LLC:
2.95% 12/1/26		370,000	391,221
4% 9/30/42		1,750,000	2,041,210
4.25% 12/15/41		2,100,000	2,501,664
6.1% 6/1/37		775,000	1,066,864
Duke Energy Florida LLC:
2.4% 12/15/31		1,645,000	1,655,419
6.35% 9/15/37		675,000	969,540
Duquesne Light Holdings, Inc. 2.775% 1/7/32 (b)		4,273,000	4,270,729
ENEL Finance International NV 2.25% 7/12/31 (b)		5,660,000	5,533,260
Enel SpA 3.375% (Reg. S) (c)(h)	EUR	1,035,000	1,275,033
Entergy Louisiana LLC 2.4% 10/1/26		1,070,000	1,100,285
Entergy, Inc. 1.75% 3/15/31		1,475,000	1,391,384
Eskom Holdings SOC Ltd. 6.75% 8/6/23 (b)		1,000,000	1,021,250
Evergy Kansas Central 4.125% 3/1/42		655,000	767,397
Eversource Energy 1.65% 8/15/30		645,000	605,129
Exelon Corp. 5.625% 6/15/35		150,000	192,465
FirstEnergy Corp.:
3.4% 3/1/50		3,431,000	3,396,690
4.75% 3/15/23		12,580,000	12,932,617
7.375% 11/15/31		9,948,000	13,304,555
Florida Power & Light Co.:
3.8% 12/15/42		900,000	1,050,372
5.25% 2/1/41		250,000	339,984
Fortis, Inc. 3.055% 10/4/26		301,000	315,012
Hydro-Quebec 8.05% 7/7/24		1,455,000	1,709,232
InterGen NV 7% 6/30/23 (b)		230,000	225,400
IPALCO Enterprises, Inc. 3.7% 9/1/24		2,644,000	2,779,978
Jersey Central Power & Light Co.:
2.75% 3/1/32 (b)		3,560,000	3,628,527
4.3% 1/15/26 (b)		2,000,000	2,179,106
Louisville Gas & Electric Co. 5.125% 11/15/40		345,000	442,432
Mong Duong Finance Holdings BV 5.125% 5/7/29 (Reg. S)		250,000	242,938
NextEra Energy Capital Holdings, Inc.:
3 month U.S. LIBOR + 0.270% 0.4296% 2/22/23 (c)(f)		5,000,000	4,991,900
2.25% 6/1/30		840,000	835,074
2.75% 11/1/29		1,700,000	1,754,180
NextEra Energy Partners LP 4.25% 9/15/24 (b)		27,000	28,195
NGG Finance PLC 2.125% 9/5/82 (Reg. S) (c)	EUR	1,150,000	1,300,694
Northern States Power Co.:
3.6% 9/15/47		20,000	22,767
6.25% 6/1/36		370,000	534,435
NRG Energy, Inc.:
2% 12/2/25 (b)		3,120,000	3,148,297
3.375% 2/15/29 (b)		45,000	43,429
3.625% 2/15/31 (b)		645,000	612,750
3.875% 2/15/32 (b)		1,000,000	959,850
5.75% 1/15/28		245,000	256,025
6.625% 1/15/27		122,000	126,118
Pacific Gas & Electric Co.:
1.75% 6/16/22		1,025,000	1,024,362
3.95% 12/1/47		1,700,000	1,681,482
4% 12/1/46		685,000	677,856
4.5% 7/1/40		445,000	465,802
4.55% 7/1/30		3,080,000	3,361,401
4.95% 7/1/50		785,000	881,156
PacifiCorp:
2.9% 6/15/52		1,025,000	1,019,980
5.25% 6/15/35		1,375,000	1,744,264
5.75% 4/1/37		900,000	1,204,105
Pattern Energy Operations LP 4.5% 8/15/28 (b)		90,000	91,569
PECO Energy Co.:
2.8% 6/15/50		380,000	379,449
3.9% 3/1/48		885,000	1,059,609
PG&E Corp.:
5% 7/1/28		1,155,000	1,189,650
5.25% 7/1/30		735,000	753,375
PPL Electric Utilities Corp.:
4.125% 6/15/44		800,000	953,587
4.15% 10/1/45		555,000	676,747
6.25% 5/15/39		350,000	505,159
PT Perusahaan Listrik Negara 1.875% 11/5/31 (b)	EUR	1,500,000	1,637,357
Public Service Electric & Gas Co.:
3.6% 12/1/47		410,000	473,490
3.65% 9/1/28		685,000	758,733
3.65% 9/1/42		225,000	251,753
3.95% 5/1/42		505,000	587,546
Puget Sound Energy, Inc. 5.764% 7/15/40		285,000	391,369
Southern California Edison Co.:
3.5% 10/1/23		675,000	701,625
3.6% 2/1/45		2,335,000	2,431,702
3.9% 12/1/41		295,000	310,006
5.55% 1/15/37		430,000	535,050
Southern Co. 1.875% 9/15/81 (c)	EUR	1,600,000	1,756,494
SSE PLC 4.75% 9/16/77 (Reg. S) (c)		3,570,000	3,632,475
Tampa Electric Co. 4.45% 6/15/49		700,000	893,769
Virginia Electric & Power Co.:
6% 1/15/36		470,000	643,957
6% 5/15/37		950,000	1,322,011
Vistra Operations Co. LLC:
3.7% 1/30/27 (b)		2,900,000	3,026,989
4.375% 5/1/29 (b)		1,000,000	981,150
5% 7/31/27 (b)		195,000	197,059
5.5% 9/1/26 (b)		770,000	788,880
5.625% 2/15/27 (b)		5,625,000	5,776,284
Wisconsin Power & Light Co. 4.1% 10/15/44		240,000	279,633
Xcel Energy, Inc.:
0.5% 10/15/23		155,000	153,740
1.75% 3/15/27		880,000	874,090
4% 6/15/28		2,700,000	3,007,263
			152,945,824
Gas Utilities - 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.:
5.75% 5/20/27		679,000	733,320
5.875% 8/20/26		5,200,000	5,674,552
Nakilat, Inc. 6.067% 12/31/33 (b)		648,784	792,449
Southern Co. Gas Capital Corp. 4.4% 6/1/43		890,000	1,035,282
			8,235,603
Independent Power and Renewable Electricity Producers - 0.1%
Calpine Corp.:
5% 2/1/31 (b)		3,365,000	3,237,635
5.125% 3/15/28 (b)		1,375,000	1,361,195
TerraForm Power Operating LLC 5% 1/31/28 (b)		645,000	670,800
The AES Corp.:
3.3% 7/15/25 (b)		10,697,000	11,189,918
3.95% 7/15/30 (b)		9,327,000	10,055,345
			26,514,893
Multi-Utilities - 0.1%
Ameren Illinois Co.:
4.15% 3/15/46		1,160,000	1,414,286
4.5% 3/15/49		295,000	386,119
Berkshire Hathaway Energy Co.:
3.7% 7/15/30		1,280,000	1,424,867
4.05% 4/15/25		16,081,000	17,497,863
6.125% 4/1/36		3,050,000	4,167,276
CenterPoint Energy, Inc. 2.95% 3/1/30		525,000	541,145
Consolidated Edison Co. of New York, Inc.:
3.7% 11/15/59		1,650,000	1,792,900
3.95% 4/1/50		1,808,000	2,108,413
4.3% 12/1/56		300,000	360,067
Dominion Energy, Inc. 7% 6/15/38		150,000	218,713
Empresas Publicas de Medellin 4.375% 2/15/31 (Reg. S)		400,000	376,700
NiSource, Inc.:
2.95% 9/1/29		11,346,000	11,757,701
4.8% 2/15/44		190,000	238,209
5.95% 6/15/41		640,000	882,171
Puget Energy, Inc.:
2.379% 6/15/28		835,000	827,050
3.65% 5/15/25		324,000	343,106
4.1% 6/15/30		5,059,000	5,494,179
5.625% 7/15/22		4,555,000	4,639,447
San Diego Gas & Electric Co.:
3.32% 4/15/50		910,000	978,918
3.6% 9/1/23		100,000	104,299
3.75% 6/1/47		860,000	982,739
Sempra Energy:
4% 2/1/48		940,000	1,079,162
4.125% 4/1/52 (c)		3,845,000	3,802,236
WEC Energy Group, Inc. 3 month U.S. LIBOR + 2.110% 2.2685% 5/15/67 (c)(f)		1,012,000	941,160
			62,358,726
TOTAL UTILITIES			250,055,046
TOTAL NONCONVERTIBLE BONDS (Cost $4,894,217,741)			5,087,781,272

U.S. Government and Government Agency Obligations - 8.8%
	Principal Amount (a)	Value ($)
U.S. Government Agency Obligations - 0.2%
Fannie Mae:
0.5% 6/17/25	1,685,000	1,652,386
0.625% 4/22/25	1,625,000	1,605,114
0.75% 10/8/27	980,000	946,463
0.875% 8/5/30	705,000	665,800
1.625% 10/15/24	1,295,000	1,323,127
1.625% 1/7/25	475,000	485,137
1.875% 9/24/26	220,000	226,869
2.5% 2/5/24	665,000	692,266
2.875% 9/12/23	505,000	526,056
6.25% 5/15/29	255,000	340,205
6.625% 11/15/30	670,000	950,207
Federal Home Loan Bank:
1.04% 6/14/24 (e)	30,220,000	30,227,189
1.2% 12/23/24 (e)	31,205,000	31,238,207
3.25% 11/16/28	1,815,000	2,027,580
Freddie Mac:
0.375% 4/20/23	885,000	884,443
0.375% 5/5/23	3,065,000	3,062,577
6.25% 7/15/32	40,000	58,005
Tennessee Valley Authority:
0.75% 5/15/25	845,000	838,128
1.5% 9/15/31	780,000	770,781
2.875% 2/1/27	1,060,000	1,140,793
5.25% 9/15/39	150,000	215,824
7.125% 5/1/30	460,000	663,521
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		80,540,678
U.S. Treasury Inflation-Protected Obligations - 0.0%
U.S. Treasury Inflation-Indexed Bonds 0.125% 2/15/51	6,230,000	7,895,711
U.S. Treasury Obligations - 8.6%
U.S. Treasury Bonds:
1.375% 11/15/40	42,214,600	38,926,479
1.375% 8/15/50	82,430,000	74,389,855
1.625% 11/15/50	91,414,400	87,654,269
1.75% 8/15/41	56,300,200	55,270,962
1.875% 2/15/41	88,090,000	88,375,605
1.875% 11/15/51	116,835,000	119,135,189
2% 8/15/51	65,468,700	68,558,004
2.25% 5/15/41	76,230,000	81,137,306
2.375% 5/15/51	472,725,500	536,174,126
2.5% 2/15/46	99,960,000	112,693,186
3.375% 11/15/48	11,280,000	15,122,250
3.625% 8/15/43	31,048,100	40,875,551
6.25% 8/15/23	11,080,000	12,175,448
stripped coupon:
0% 2/15/29	1,020,000	918,706
0% 2/15/36	1,100,000	860,729
0% 11/15/36	1,975,000	1,521,366
0% 5/15/39	5,425,000	3,908,557
0% 8/15/39	8,745,000	6,266,866
0% 8/15/40	31,315,000	21,749,825
0% 2/15/41	1,890,000	1,299,186
0% 5/15/41	41,450,000	28,168,986
0% 11/15/41	850,000	569,163
0% 5/15/42	2,635,000	1,751,912
0% 8/15/42	490,000	322,567
0% 11/15/42	1,280,000	838,117
0% 5/15/44	7,670,000	4,904,054
U.S. Treasury Notes:
0.125% 8/31/23	43,985,000	43,713,530
0.125% 9/15/23	51,800,000	51,464,109
0.25% 9/30/23	340,190,000	338,635,226
0.25% 9/30/25	52,345,000	50,833,947
0.375% 10/31/23	244,870,000	244,200,432
0.375% 4/30/25	13,755,000	13,489,034
0.375% 12/31/25	37,840,000	36,783,141
0.375% 1/31/26	8,470,000	8,223,179
0.5% 3/15/23	34,900,000	34,972,254
0.5% 11/30/23	8,725,000	8,715,798
0.5% 2/28/26	39,520,000	38,542,806
0.75% 3/31/26	46,200,000	45,508,805
0.75% 4/30/26	71,811,200	70,683,540
0.875% 6/30/26	13,340,000	13,188,883
0.875% 9/30/26	178,725,000	176,421,124
0.875% 11/15/30	252,700,000	241,595,020
1.125% 10/31/26	238,135,000	237,800,123
1.125% 2/15/31	84,723,000	82,707,519
1.25% 11/30/26	34,505,000	34,658,655
1.25% 4/30/28	326,095,000	324,693,809
1.25% 6/30/28	19,335,000	19,223,220
1.25% 9/30/28	54,580,000	54,179,178
1.25% 8/15/31	79,600,000	78,318,938
1.375% 2/15/23	6,950,000	7,039,047
1.375% 10/31/28	12,805,000	12,815,004
1.375% 11/30/28	11,360,000	11,459,400
1.375% 11/15/31	202,766,000	201,530,395
1.625% 11/15/22	42,535,000	43,088,287
1.625% 4/30/23	21,075,000	21,445,459
1.75% 9/30/22	8,805,000	8,917,126
1.875% 9/30/22	1,213,000	1,229,726
2% 10/31/22	39,230,000	39,856,760
2% 8/15/25	6,760,000	7,004,258
2.125% 7/31/24	45,715,000	47,368,597
2.125% 5/15/25	33,680,000	35,021,938
2.625% 2/15/29	88,910,000	96,581,960
2.875% 5/15/28	18,690,000	20,491,833
3.125% 11/15/28	14,283,500	15,966,833
TOTAL U.S. TREASURY OBLIGATIONS		4,221,937,157
Other Government Related - 0.0%
Private Export Funding Corp. Secured:
1.4% 7/15/28	2,605,000	2,584,349
3.55% 1/15/24	755,000	801,664
TOTAL OTHER GOVERNMENT RELATED		3,386,013
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,212,961,119)		4,313,759,559

U.S. Government Agency - Mortgage Securities - 7.9%
	Principal Amount (a)	Value ($)
Fannie Mae - 2.1%
12 month U.S. LIBOR + 1.550% 1.803% 6/1/36 (c)(f)	2,765	2,902
12 month U.S. LIBOR + 1.820% 2.2% 2/1/35 (c)(f)	25,665	27,120
12 month U.S. LIBOR + 1.950% 2.202% 7/1/37 (c)(f)	7,718	8,195
1.5% 9/1/50 to 6/1/51	25,437,490	24,627,005
2% 8/1/31 to 11/1/51	226,963,147	228,560,888
2.5% 6/1/28 to 12/1/51	238,092,016	245,401,682
3% 2/1/27 to 11/1/51 (e)(i)(j)(k)	221,049,557	232,234,012
3.5% 5/1/29 to 1/1/51 (i)(j)	113,543,619	121,106,849
4% 9/1/38 to 11/1/49	86,424,696	93,590,373
4.5% 6/1/24 to 9/1/49	43,915,328	47,997,787
5% 6/1/24 to 2/1/49	29,380,300	32,674,407
5.237% 8/1/41 (c)	254,567	283,507
5.5% 11/1/36 to 1/1/40	1,503,756	1,728,734
6% to 6% 2/1/34 to 1/1/42 (j)	10,111,017	11,704,949
6.5% 2/1/36	1,307	1,552
6.623% 2/1/39 (c)	177,667	195,596
TOTAL FANNIE MAE		1,040,145,558
Freddie Mac - 1.4%
6 month U.S. LIBOR + 2.680% 2.812% 10/1/35 (c)(f)	3,704	3,916
1.5% 11/1/50 to 6/1/51	4,951,319	4,795,004
2% 1/1/32 to 11/1/51	135,815,790	136,540,339
2.5% 3/1/28 to 12/1/51	141,132,107	145,549,397
3% 10/1/28 to 8/1/50	165,534,235	174,099,448
3.5% 2/1/29 to 11/1/48	111,307,405	119,122,425
3.5% 8/1/47	5,882,515	6,279,206
4% 1/1/36 to 6/1/48	56,846,429	61,681,038
4.5% 7/1/25 to 12/1/48	23,349,964	25,537,527
5% 10/1/33 to 12/1/47	4,610,824	5,176,300
6% 7/1/37 to 9/1/38	130,423	152,343
6.5% 9/1/39	366,904	440,046
TOTAL FREDDIE MAC		679,376,989
Ginnie Mae - 1.6%
3.5% 9/20/40 to 11/20/50	67,868,641	71,991,375
4.5% 5/15/39 to 3/20/49	17,623,804	19,368,357
5.5% 6/15/36 to 3/20/41	153,010	173,421
2% 3/20/51 to 7/20/51	4,297,123	4,355,689
2% 12/1/51 (e)	10,400,000	10,532,911
2% 12/1/51 (e)	9,300,000	9,418,853
2% 12/1/51 (e)	20,900,000	21,167,100
2% 12/1/51 (e)	11,150,000	11,292,496
2% 12/1/51 (e)	10,050,000	10,178,438
2% 12/1/51 (e)	7,800,000	7,899,683
2% 12/1/51 (e)	7,000,000	7,089,459
2% 12/1/51 (e)	5,000,000	5,063,900
2% 12/1/51 (e)	5,550,000	5,620,928
2% 12/1/51 (e)	3,400,000	3,443,452
2% 12/1/51 (e)	3,000,000	3,038,340
2% 12/1/51 (e)	3,750,000	3,797,925
2% 12/1/51 (e)	3,325,000	3,367,493
2% 1/1/52 (e)	15,175,000	15,342,260
2% 1/1/52 (e)	14,600,000	14,760,923
2.5% 8/20/46 to 8/20/51	32,655,858	33,575,136
2.5% 12/1/51 (e)	2,500,000	2,568,403
2.5% 12/1/51 (e)	14,750,000	15,153,575
2.5% 12/1/51 (e)	6,175,000	6,343,954
2.5% 12/1/51 (e)	3,875,000	3,981,024
2.5% 12/1/51 (e)	14,750,000	15,153,575
2.5% 12/1/51 (e)	2,250,000	2,311,562
2.5% 12/1/51 (e)	6,700,000	6,883,319
2.5% 12/1/51 (e)	6,500,000	6,677,847
2.5% 12/1/51 (e)	5,075,000	5,213,857
2.5% 12/1/51 (e)	4,950,000	5,085,437
2.5% 12/1/51 (e)	4,100,000	4,212,180
2.5% 12/1/51 (e)	3,975,000	4,083,760
2.5% 12/1/51 (e)	2,000,000	2,054,722
2.5% 1/1/52 (e)	14,750,000	15,123,615
2.5% 1/1/52 (e)	12,050,000	12,355,224
2.5% 1/1/52 (e)	18,800,000	19,276,200
2.5% 1/1/52 (e)	6,175,000	6,331,412
2.5% 1/1/52 (e)	14,750,000	15,123,615
3% 8/20/42 to 6/20/51	96,213,282	100,144,805
3% 12/1/51 (e)	3,300,000	3,419,852
3% 12/1/51 (e)	5,000,000	5,181,594
3% 12/1/51 (e)	4,300,000	4,456,170
3% 12/1/51 (e)	2,000,000	2,072,637
3% 12/1/51 (e)	1,100,000	1,139,951
3% 12/1/51 (e)	1,050,000	1,088,135
3% 12/1/51 (e)	2,350,000	2,435,349
3% 12/1/51 (e)	2,150,000	2,228,085
3.5% 12/1/51 (e)	1,600,000	1,670,932
3.5% 12/1/51 (e)	1,350,000	1,409,849
3.5% 12/1/51 (e)	1,350,000	1,409,849
3.5% 12/1/51 (e)	9,000,000	9,398,991
3.5% 12/1/51 (e)	5,450,000	5,691,611
3.5% 12/1/51 (e)	9,000,000	9,398,991
3.5% 12/1/51 (e)	5,800,000	6,057,127
3.5% 12/1/51 (e)	3,500,000	3,655,163
3.5% 12/1/51 (e)	5,750,000	6,004,911
3.5% 12/1/51 (e)	1,150,000	1,200,982
3.5% 12/1/51 (e)	1,850,000	1,932,015
3.5% 12/1/51 (e)	1,800,000	1,879,798
3.5% 12/1/51 (e)	1,150,000	1,200,982
3.5% 12/1/51 (e)	5,400,000	5,639,394
3.5% 12/1/51 (e)	3,500,000	3,655,163
3.5% 12/1/51 (e)	2,300,000	2,401,964
3.5% 12/1/51 (e)	3,600,000	3,759,596
3.5% 12/1/51 (e)	2,300,000	2,401,964
3.5% 12/1/51 (e)	3,600,000	3,759,596
3.5% 12/1/51 (e)	1,150,000	1,200,982
3.5% 12/1/51 (e)	1,800,000	1,879,798
3.5% 12/1/51 (e)	2,300,000	2,401,964
3.5% 12/1/51 (e)	3,600,000	3,759,596
3.5% 12/1/51 (e)	1,750,000	1,827,582
3.5% 12/1/51 (e)	2,700,000	2,819,697
3.5% 12/1/51 (e)	2,050,000	2,140,881
3.5% 12/1/51 (e)	3,200,000	3,341,863
3.5% 1/1/52 (e)	3,450,000	3,599,173
3.5% 1/1/52 (e)	5,400,000	5,633,488
3.5% 1/1/52 (e)	4,400,000	4,590,249
3.5% 1/1/52 (e)	6,850,000	7,146,184
3.5% 1/1/52 (e)	5,550,000	5,789,974
3.5% 1/1/52 (e)	5,400,000	5,633,488
3.5% 1/1/52 (e)	3,550,000	3,703,497
3.5% 1/1/52 (e)	3,450,000	3,599,173
4% 5/20/40 to 5/20/49	80,871,699	87,128,763
5% 6/20/34 to 6/20/48	13,880,152	15,211,222
TOTAL GINNIE MAE		765,514,450
Uniform Mortgage Backed Securities - 2.8%
1.5% 1/1/37 (e)	13,950,000	13,996,797
1.5% 1/1/37 (e)	9,675,000	9,707,456
1.5% 1/1/37 (e)	16,950,000	17,006,860
1.5% 12/1/51 (e)	3,300,000	3,191,079
1.5% 12/1/51 (e)	1,800,000	1,740,588
1.5% 12/1/51 (e)	15,150,000	14,649,952
1.5% 12/1/51 (e)	18,250,000	17,647,631
1.5% 12/1/51 (e)	12,650,000	12,232,468
1.5% 12/1/51 (e)	9,050,000	8,751,291
1.5% 12/1/51 (e)	10,550,000	10,201,781
1.5% 12/1/51 (e)	7,500,000	7,252,451
2% 12/1/36 (e)	3,000,000	3,076,207
2% 12/1/36 (e)	2,000,000	2,050,805
2% 1/1/37 (e)	7,525,000	7,702,044
2% 1/1/37 (e)	4,800,000	4,912,932
2% 1/1/37 (e)	1,775,000	1,816,761
2% 1/1/37 (e)	12,225,000	12,512,622
2% 1/1/37 (e)	10,525,000	10,772,626
2% 12/1/51 (e)	1,800,000	1,801,628
2% 12/1/51 (e)	6,500,000	6,505,878
2% 12/1/51 (e)	5,000,000	5,004,522
2% 12/1/51 (e)	24,650,000	24,672,291
2% 12/1/51 (e)	14,350,000	14,362,977
2% 12/1/51 (e)	20,875,000	20,893,877
2% 12/1/51 (e)	13,550,000	13,562,253
2% 12/1/51 (e)	3,775,000	3,778,414
2% 12/1/51 (e)	900,000	900,814
2% 12/1/51 (e)	200,000	200,181
2% 12/1/51 (e)	900,000	900,814
2% 12/1/51 (e)	14,800,000	14,813,384
2% 12/1/51 (e)	2,650,000	2,652,396
2% 12/1/51 (e)	11,550,000	11,560,445
2% 12/1/51 (e)	1,000,000	1,000,904
2% 12/1/51 (e)	2,650,000	2,652,396
2% 12/1/51 (e)	4,800,000	4,804,341
2% 12/1/51 (e)	31,600,000	31,628,576
2% 12/1/51 (e)	7,200,000	7,206,511
2% 12/1/51 (e)	19,775,000	19,792,883
2% 12/1/51 (e)	7,400,000	7,406,692
2% 12/1/51 (e)	3,700,000	3,703,346
2% 12/1/51 (e)	6,275,000	6,280,674
2% 12/1/51 (e)	7,500,000	7,506,782
2% 12/1/51 (e)	2,000,000	2,001,809
2% 12/1/51 (e)	3,500,000	3,503,165
2% 12/1/51 (e)	14,500,000	14,513,112
2% 12/1/51 (e)	13,700,000	13,712,389
2% 12/1/51 (e)	14,600,000	14,613,203
2% 12/1/51 (e)	13,800,000	13,812,479
2% 12/1/51 (e)	12,100,000	12,110,942
2% 12/1/51 (e)	11,400,000	11,410,309
2% 12/1/51 (e)	3,500,000	3,503,165
2% 12/1/51 (e)	3,375,000	3,378,052
2% 12/1/51 (e)	5,100,000	5,104,612
2% 1/1/52 (e)	14,650,000	14,634,635
2% 1/1/52 (e)	14,650,000	14,634,635
2% 1/1/52 (e)	3,000,000	2,996,854
2% 1/1/52 (e)	20,350,000	20,328,657
2% 1/1/52 (e)	32,525,000	32,490,888
2% 1/1/52 (e)	1,325,000	1,323,610
2% 1/1/52 (e)	17,075,000	17,057,092
2% 1/1/52 (e)	18,950,000	18,930,125
2% 1/1/52 (e)	29,525,000	29,494,034
2% 1/1/52 (e)	21,050,000	21,027,923
2% 1/1/52 (e)	2,975,000	2,971,880
2% 1/1/52 (e)	20,000,000	19,979,024
2% 1/1/52 (e)	39,000,000	38,959,097
2% 1/1/52 (e)	40,575,000	40,532,445
2% 1/1/52 (e)	21,000,000	20,977,975
2% 1/1/52 (e)	14,350,000	14,334,950
2% 1/1/52 (e)	13,550,000	13,535,789
2.5% 12/1/51 (e)	11,500,000	11,787,500
2.5% 12/1/51 (e)	3,750,000	3,843,750
2.5% 12/1/51 (e)	3,850,000	3,946,250
2.5% 12/1/51 (e)	3,700,000	3,792,500
2.5% 12/1/51 (e)	8,000,000	8,200,000
2.5% 12/1/51 (e)	4,100,000	4,202,500
2.5% 12/1/51 (e)	2,050,000	2,101,250
2.5% 12/1/51 (e)	2,900,000	2,972,500
2.5% 12/1/51 (e)	13,200,000	13,530,000
2.5% 12/1/51 (e)	3,100,000	3,177,500
2.5% 12/1/51 (e)	33,025,000	33,850,625
2.5% 12/1/51 (e)	5,400,000	5,535,000
2.5% 12/1/51 (e)	31,225,000	32,005,625
2.5% 12/1/51 (e)	16,150,000	16,553,750
2.5% 12/1/51 (e)	3,000,000	3,075,000
2.5% 12/1/51 (e)	12,000,000	12,300,000
2.5% 12/1/51 (e)	11,800,000	12,095,000
2.5% 12/1/51 (e)	1,650,000	1,691,250
2.5% 12/1/51 (e)	650,000	666,250
2.5% 12/1/51 (e)	6,900,000	7,072,500
2.5% 12/1/51 (e)	4,650,000	4,766,250
2.5% 12/1/51 (e)	8,100,000	8,302,500
2.5% 12/1/51 (e)	5,450,000	5,586,250
2.5% 1/1/52 (e)	7,600,000	7,771,000
2.5% 1/1/52 (e)	8,000,000	8,180,000
2.5% 1/1/52 (e)	3,000,000	3,067,500
2.5% 1/1/52 (e)	6,000,000	6,135,000
2.5% 1/1/52 (e)	6,000,000	6,135,000
2.5% 1/1/52 (e)	5,500,000	5,623,750
2.5% 1/1/52 (e)	27,425,000	28,042,063
2.5% 1/1/52 (e)	18,775,000	19,197,438
2.5% 1/1/52 (e)	13,500,000	13,803,750
2.5% 1/1/52 (e)	10,950,000	11,196,375
2.5% 1/1/52 (e)	8,375,000	8,563,438
2.5% 1/1/52 (e)	23,000,000	23,517,500
2.5% 1/1/52 (e)	7,800,000	7,975,500
2.5% 1/1/52 (e)	23,450,000	23,977,625
2.5% 1/1/52 (e)	22,850,000	23,364,125
2.5% 1/1/52 (e)	13,200,000	13,497,000
2.5% 1/1/52 (e)	11,350,000	11,605,375
2.5% 1/1/52 (e)	12,450,000	12,730,125
2.5% 1/1/52 (e)	7,775,000	7,949,938
2.5% 1/1/52 (e)	24,750,000	25,306,875
2.5% 1/1/52 (e)	5,100,000	5,214,750
2.5% 1/1/52 (e)	5,500,000	5,623,750
3% 12/1/51 (e)	9,900,000	10,278,211
3% 12/1/51 (e)	2,600,000	2,699,328
3% 12/1/51 (e)	7,300,000	7,578,883
3% 12/1/51 (e)	2,600,000	2,699,328
3% 12/1/51 (e)	5,100,000	5,294,836
3% 12/1/51 (e)	1,400,000	1,453,484
3% 12/1/51 (e)	9,000,000	9,343,828
3% 12/1/51 (e)	3,050,000	3,166,519
3% 12/1/51 (e)	2,600,000	2,699,328
3% 12/1/51 (e)	3,900,000	4,048,992
3% 12/1/51 (e)	4,200,000	4,360,453
3% 1/1/52 (e)	12,500,000	12,962,403
3% 1/1/52 (e)	7,000,000	7,258,945
3% 1/1/52 (e)	3,000,000	3,110,977
3% 1/1/52 (e)	12,475,000	12,936,478
3% 1/1/52 (e)	12,250,000	12,703,154
3% 1/1/52 (e)	4,500,000	4,666,465
3% 1/1/52 (e)	5,500,000	5,703,457
3.5% 12/1/51 (e)	3,000,000	3,153,867
3.5% 12/1/51 (e)	5,300,000	5,571,832
TOTAL UNIFORM MORTGAGE BACKED SECURITIES		1,395,910,575
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $3,858,306,296)		3,880,947,572

Asset-Backed Securities - 2.2%
		Principal Amount (a)	Value ($)
AASET Trust:
Series 2018-1A Class A, 3.844% 1/16/38 (b)		2,857,618	2,517,709
Series 2019-1 Class A, 3.844% 5/15/39 (b)		4,363,770	4,144,268
Series 2019-2:
Class A, 3.376% 10/16/39 (b)		7,219,443	6,952,011
Class B, 4.458% 10/16/39 (b)		1,333,003	1,110,479
Series 2021-1A Class A, 2.95% 11/16/41 (b)		6,124,296	6,040,320
Accredited Mortgage Loan Trust Series 2006-1 Class M1, 1 month U.S. LIBOR + 0.330% 0.5843% 4/25/36 (c)(f)		2,414,000	2,296,609
Aegis Asset Backed Securities Trust Series 2005-5 Class M1, 1 month U.S. LIBOR + 0.640% 0.7366% 12/25/35 (f)		11,165,000	10,960,292
Affirm, Inc. Series 2021-A Class A, 0.88% 8/15/25 (b)		2,207,000	2,208,309
AIG CLO LLC Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/32 (b)(c)(f)		7,500,000	7,510,530
Aimco Series 2021-BA Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 1/15/32 (b)(c)(f)		1,584,000	1,584,103
AIMCO CLO Ltd. Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.130% 1.14% 10/17/34 (b)(c)(f)		3,880,000	3,880,000
Allegany Park CLO, Ltd. / Allegany Series 2020-1A Class A, 3 month U.S. LIBOR + 1.330% 1.4615% 1/20/33 (b)(c)(f)		3,880,000	3,881,579
Allegro CLO X, Ltd. / Allegro CLO X LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 7/20/32 (b)(c)(f)		16,000,000	16,009,472
Allegro CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.140% 1.2715% 7/20/34 (b)(c)(f)		4,673,000	4,674,514
Ameriquest Mortgage Securities, Inc. Series 2004-R10 Class M3, 1 month U.S. LIBOR + 1.200% 1.2916% 11/25/34 (c)(f)		3,108,480	3,102,617
Anchorage Capital CLO 17, Ltd. Series 2021-17A Class A1, 3 month U.S. LIBOR + 1.170% 1.3197% 7/15/34 (b)(c)(f)		10,500,000	10,482,140
Apollo Aviation Securitization Equity Trust Series 2020-1A:
Class A, 3.351% 1/16/40 (b)		3,498,061	3,315,728
Class B, 4.335% 1/16/40 (b)		609,253	437,515
Ares CLO Series 2019-54A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 10/15/32 (b)(c)(f)		7,102,000	7,104,969
Ares LV CLO Ltd. Series 2021-55A Class A1R, 3 month U.S. LIBOR + 1.130% 1.2538% 7/15/34 (b)(c)(f)		5,889,000	5,892,810
Ares XXXIV CLO Ltd. Series 2020-2A Class AR2, 3 month U.S. LIBOR + 1.250% 1.3723% 4/17/33 (b)(c)(f)		15,169,000	15,173,611
Argent Securities, Inc. pass-thru certificates Series 2005-W5 Class A2D, 1 month U.S. LIBOR + 0.640% 0.7316% 1/25/36 (c)(f)		2,882,890	2,815,212
Atlas Senior Loan Fund XVI, Ltd. / Atlas Senior Loan Fund XVI LLC Series 2021-16A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 1/20/34 (b)(c)(f)		2,000,000	2,001,594
Babson CLO Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/36 (b)(c)(f)		3,908,000	3,905,671
Bain Capital Credit CLO, Ltd. Series 2021-2A Class AR, 1.2223% 10/17/32 (b)		7,500,000	7,497,038
Battalion CLO X Ltd. / Battalion CLO X LLC Series 2021-10A Class A1R2, 3 month U.S. LIBOR + 1.170% 1.2939% 1/25/35 (b)(c)(f)		12,000,000	11,980,752
Battalion CLO XI Ltd. / Battalion CLO XI LLC Series 2021-11A Class AR, 3 month U.S. LIBOR + 1.150% 1.2739% 4/24/34 (b)(c)(f)		22,750,000	22,765,857
Beechwood Park CLO Ltd. Series 2019-1A Class A1, 3 month U.S. LIBOR + 1.330% 1.4523% 1/17/33 (b)(c)(f)		5,190,000	5,192,595
Bellemeade Re Ltd.:
Series 2019-4A Class M1A, 1 month U.S. LIBOR + 1.400% 1.4916% 10/25/29 (b)(c)(f)		3,882,508	3,882,495
Series 2021-1A:
Class M1A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.750% 1.7997% 3/25/31 (b)(c)(f)		4,850,000	4,859,380
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.950% 2.9997% 3/25/31 (b)(c)(f)		2,140,000	2,210,814
BETHP Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2698% 1/15/35 (b)(c)(f)		5,907,000	5,906,970
Blackbird Capital Aircraft:
Series 2016-1A:
Class A, 4.213% 12/16/41 (b)		7,693,722	7,706,235
Class AA, 2.487% 12/16/41 (b)(c)		1,093,688	1,097,440
Series 2021-1A Class A, 2.443% 7/15/46 (b)		8,411,042	8,350,971
BlackRock Rainier CLO VI, Ltd. / BlackRock Rainier CLO VI LLC Series 2021-6A Class A, 3 month U.S. LIBOR + 1.700% 1.8315% 4/20/33 (b)(c)(f)		8,500,000	8,505,823
BlueMountain CLO XXVIII, Ltd. / BlueMountain CLO XXVIII LLC Series 2021-28A Class A, 3 month U.S. LIBOR + 1.260% 1.3838% 4/15/34 (b)(c)(f)		3,000,000	3,008,691
Bristol Park CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 0.990% 1.1138% 4/15/29 (b)(c)(f)		8,338,000	8,320,474
CarMax Auto Owner Trust Series 2021-1 Class D, 1.28% 7/15/27		200,000	198,282
Carrington Mortgage Loan Trust Series 2005-FRE1:
Class M1, 1 month U.S. LIBOR + 0.700% 0.7966% 12/25/35 (c)(f)		2,855,034	2,873,471
Class M2, 1 month U.S. LIBOR + 0.730% 0.8266% 12/25/35 (f)		10,000,000	9,838,752
Cascade Funding Mortgage Trust Series 2021-HB6 Class A, 0.8983% 6/25/36 (b)		4,729,416	4,726,334
Castlelake Aircraft Securitization Trust Series 2019-1A:
Class A, 3.967% 4/15/39 (b)		6,668,934	6,648,389
Class B, 5.095% 4/15/39 (b)		2,927,377	2,781,544
Castlelake Aircraft Structured Trust Series 2018-1 Class A, 4.125% 6/15/43 (b)		5,396,686	5,334,990
Cedar Funding Ltd. Series 2021-10A Class AR, 3 month U.S. LIBOR + 1.100% 1.1% 10/20/32 (b)(c)(f)		4,327,000	4,325,196
Cedar Funding XII CLO Ltd. / Cedar Funding XII CLO LLC Series 2021-12A Class A1R, 3 month U.S. LIBOR + 1.130% 1.13% 10/25/34 (b)(c)(f)		3,624,000	3,621,855
Cent CLO Ltd. / Cent CLO Series 2021-29A Class AR, 3 month U.S. LIBOR + 1.170% 1.3244% 10/20/34 (b)(c)(f)		5,895,000	5,880,946
Chase Auto Credit Linked Notes Series 2021-3 Class E, 2.102% 2/26/29 (b)		714,361	711,231
CIFC Funding Ltd. Series 2021-7A Class B, 3 month U.S. LIBOR + 1.600% 0% 1/23/35 (b)(c)(f)		7,600,000	7,600,000
Citi Mortgage Loan Trust Series 2007-1 Class 1A, 1 month U.S. LIBOR + 1.350% 1.442% 10/25/37 (b)(c)(f)		1,357,948	1,367,499
Citibank Credit Card Issuance Trust:
Series 2018-A3 Class A3, 3.29% 5/23/25		700,000	727,468
Series 2018-A7 Class A7, 3.96% 10/13/30		2,100,000	2,403,936
Consumer Loan Underlying Bond Credit Trust Series 2019-HP1 Class A, 2.59% 12/15/26 (b)		1,261,536	1,267,129
CoreVest American Finance Trust Series 2020-2 Class B, 4.244% 5/15/52 (b)		3,200,000	3,454,117
Crestline Denali CLO XVII, LLC Series 2018-1A Class AR, 3 month U.S. LIBOR + 1.060% 1.1838% 10/15/31 (b)(c)(f)		25,000,000	24,983,275
DB Master Finance LLC Series 2017-1A Class A2II, 4.03% 11/20/47 (b)		7,037,800	7,339,799
Dryden CLO, Ltd. Series 2021-76A Class A1R, 3 month U.S. LIBOR + 1.150% 1.15% 10/20/34 (b)(c)(f)		3,910,000	3,910,000
Dryden Senior Loan Fund:
Series 2020-78A Class A, 3 month U.S. LIBOR + 1.180% 1.3023% 4/17/33 (b)(c)(f)		5,400,000	5,402,684
Series 2021-72A Class BR, 3 month U.S. LIBOR + 1.650% 1.806% 5/15/32 (b)(c)(f)		6,000,000	6,000,810
Series 2021-85A Class AR, 3 month U.S. LIBOR + 1.150% 1.2738% 10/15/35 (b)(c)(f)		5,160,000	5,156,894
Series 2021-90A Class A1A, 3 month U.S. LIBOR + 1.130% 1.13% 2/20/35 (b)(c)(e)(f)		3,054,000	3,054,000
Eaton Vance CLO, Ltd.:
Series 2020-2A Class A1, 3 month U.S. LIBOR + 1.370% 1.4938% 10/15/32 (b)(c)(f)		5,900,000	5,901,982
Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.100% 1.2238% 4/15/31 (b)(c)(f)		2,460,000	2,461,690
Eaton Vance CLO, Ltd. / Eaton Vance CLO LLC Series 2021-1A Class A13R, 3 month U.S. LIBOR + 1.250% 1.3738% 1/15/34 (b)(c)(f)		7,240,000	7,244,083
ECMC Group Student Loan Trust Series 2021-1A Class A1B, 1 month U.S. LIBOR + 0.570% 0.6772% 11/25/70 (b)(c)(f)		1,208,051	1,207,511
EFS Volunteer No. 2 LLC Series 2012-1 Class A2, 1 month U.S. LIBOR + 1.350% 1.442% 3/25/36 (b)(c)(f)		1,109,141	1,132,526
Elevation CLO, Ltd. Series 2021-13A Class A1, 3 month U.S. LIBOR + 1.190% 1.3396% 7/15/34 (b)(c)(f)		8,500,000	8,495,053
Elmwood CLO II Ltd. Series 2021-2A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 4/20/34 (b)(c)(f)		35,000,000	35,024,185
Encore Credit Receivables Trust Series 2005-4 Class M4, 1 month U.S. LIBOR + 0.900% 0.9916% 1/25/36 (c)(f)		4,800,000	4,770,915
Enterprise Fleet Financing LLC Series 2021-1 Class A2, 0.44% 12/21/26 (b)		6,011,142	5,986,123
Finance of America HECM Buyout Series 2021-HB1 Class A, 0.8754% 2/25/31 (b)(c)		3,636,372	3,634,466
Flatiron CLO Ltd. Series 2021-1A:
Class A1, 3 month U.S. LIBOR + 1.110% 1.2613% 7/19/34 (b)(c)(f)		4,210,000	4,215,355
Class AR, 3 month U.S. LIBOR + 1.080% 0% 11/16/34 (b)(c)(f)		5,750,000	5,750,000
Flatiron CLO Ltd. / Flatiron CLO LLC Series 2020-1A Class A, 3 month U.S. LIBOR + 1.300% 1.4596% 11/20/33 (b)(c)(f)		5,700,000	5,706,133
Ford Credit Auto Owner Trust Series 2021-1 Class C, 1.91% 10/17/33 (b)		1,190,000	1,181,140
Greywolf CLO II, Ltd. Series 2021-1A Class A1SR, 3 month U.S. LIBOR + 1.140% 1.2638% 4/15/34 (b)(c)(f)		35,000,000	35,019,215
Henley CLO IV DAC Series 2021-4A Class A, 3 month EURIBOR + 0.900% 0.9% 4/25/34 (b)(c)(f)	EUR	2,000,000	2,264,589
Home Re, Ltd.:
Series 2021-1:
Class M1A, 1 month U.S. LIBOR + 1.050% 1.1416% 7/25/33 (b)(c)(f)		305,000	304,152
Class M1B, 1 month U.S. LIBOR + 1.550% 1.6416% 7/25/33 (b)(c)(f)		165,000	164,222
Class M1C, 1 month U.S. LIBOR + 2.300% 2.3916% 7/25/33 (b)(c)(f)		745,000	740,439
Series 2021-2:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.600% 1.6497% 1/25/34 (b)(c)(f)		665,000	662,962
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.800% 2.8497% 1/25/34 (b)(c)(f)		990,000	990,212
Horizon Aircraft Finance I Ltd. Series 2018-1 Class A, 4.458% 12/15/38 (b)		3,278,313	3,243,414
Horizon Aircraft Finance Ltd. Series 2019-1 Class A, 3.721% 7/15/39 (b)		4,108,668	4,073,192
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 1A1, 1 month U.S. LIBOR + 0.140% 0.2316% 1/25/37 (c)(f)		2,864,007	2,501,384
Invesco CLO Ltd. Series 2021-3A Class A, 3 month U.S. LIBOR + 1.130% 1.13% 10/22/34 (b)(c)(e)(f)		4,148,000	4,148,000
Invesco Euro CLO I DAC Series 2021-1A Class A1R, 3 month EURIBOR + 0.650% 0.65% 7/15/31 (b)(c)(f)	EUR	10,000,000	11,289,172
Jamestown CLO XIV Ltd. Series 2021-14A:
Class A1AR, 3 month U.S. LIBOR + 1.200% 1.3315% 10/20/34 (b)(c)(f)		13,000,000	12,999,961
Class A2R, 3 month U.S. LIBOR + 1.750% 1.8815% 10/20/34 (b)(c)(f)		10,600,000	10,583,962
JMP Credit Advisors CLO IV, Ltd. / JMP Credit Advisors CLO IV LLC Series 2019-1A Class AR, 3 month U.S. LIBOR + 1.280% 1.4023% 7/17/29 (b)(c)(f)		1,872,079	1,872,199
JPMorgan Chase Bank NA - CACLN Series 2021-2 Class E, 2.28% 12/26/28 (b)		995,704	993,157
KKR Financial CLO Ltd. Series 2021-33A Class A, 3 month U.S. LIBOR + 1.170% 1.3015% 7/20/34 (b)(c)(f)		13,000,000	13,010,582
Lanark Master Issuer PLC Series 2020-1A Class 1A, 2.277% 12/22/69 (b)(c)		6,383,000	6,473,096
LCM XXIV Ltd. / LCM XXIV LLC Series 2021-24A Class AR, 3 month U.S. LIBOR + 0.980% 1.1115% 3/20/30 (b)(c)(f)		7,500,000	7,504,125
Lendmark Funding Trust Series 2021-1A:
Class A, 1.9% 11/20/31 (b)		4,200,000	4,180,533
Class B, 2.47% 11/20/31 (b)		150,000	151,471
Loan Revolving Advance Investment Trust Series 2021-1 Class A1X, 1 month U.S. LIBOR + 2.750% 2.8396% 12/31/22 (b)(c)(f)		7,400,000	7,288,549
Logan CLO I, Ltd. / Logan CLO I LLC Series 2021-1A Class A, 3 month U.S. LIBOR + 1.160% 1.3125% 7/20/34 (b)(c)(f)		12,500,000	12,505,975
Madison Park Funding LII Ltd. / Madison Park Funding LII LLC Series 2021-52A Class A, 3 month U.S. LIBOR + 1.120% 1.13% 1/22/35 (b)(c)(e)(f)		6,180,000	6,179,672
Madison Park Funding Ltd. Series 2021-10A Class AR3, 3 month U.S. LIBOR + 1.010% 1.1415% 1/20/29 (b)(c)(f)		2,937,966	2,938,625
Madison Park Funding XLV Ltd./Madison Park Funding XLV LLC Series 2021-45A Class AR, 3 month U.S. LIBOR + 1.120% 1.2438% 7/15/34 (b)(c)(f)		4,233,000	4,230,604
Madison Park Funding XVII, Ltd. Series 2021-17A Class AR2, 3 month U.S. LIBOR + 1.000% 1.1295% 7/21/30 (b)(c)(f)		7,000,000	6,995,191
Madison Park Funding XXXIII Ltd. Series 2019-33A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 10/15/32 (b)(c)(f)		3,846,000	3,848,604
Madison Park Funding XXXIV, Ltd. Series 2021-34A Class AR, 3 month U.S. LIBOR + 1.120% 1.2439% 4/25/32 (b)(c)(f)		20,000,000	20,008,840
Madison Park Funding XXXVIII, Ltd. Series 2021-38A Class A, 3 month U.S. LIBOR + 1.120% 1.2543% 7/17/34 (b)(c)(f)		12,500,000	12,492,713
Magnetite CLO Ltd. Series 2021-27A Class AR, 3 month U.S. LIBOR + 1.140% 1.2715% 10/20/34 (b)(c)(f)		1,417,000	1,416,155
Magnetite VII Ltd. Series 2018-7A Class A1R2, 3 month U.S. LIBOR + 0.800% 0.9238% 1/15/28 (b)(c)(f)		6,832,553	6,839,611
Magnetite XXI Ltd. Series 2019-24A Class A, 3 month U.S. LIBOR + 1.330% 1.4538% 1/15/33 (b)(c)(f)		17,576,000	17,579,515
Magnetite XXIII, Ltd. Series 2021-23A Class AR, 3 month U.S. LIBOR + 1.130% 0% 1/25/35 (b)(c)(f)		4,904,000	4,904,000
Marlette Funding Trust:
Series 2019-4A Class A, 2.39% 12/17/29 (b)		253,525	253,888
Series 2021-3A Class A, 0.65% 12/15/31 (b)		6,200,000	6,184,341
MASTR Asset Backed Securities Trust:
Series 2005-NC2 Class A4, 1 month U.S. LIBOR + 0.700% 0.7916% 11/25/35 (c)(f)		10,768,576	7,920,587
Series 2005-WF1 Class M7, 1 month U.S. LIBOR + 1.720% 1.8166% 6/25/35 (c)(f)		1,816,559	1,831,515
MDPK Series 2021-48A Class A, 3 month U.S. LIBOR + 1.150% 1.2736% 4/19/33 (b)(c)(f)		5,000,000	5,008,135
Metlife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/58 (b)		1,856,799	1,907,151
MidOcean Credit CLO V Series 2018-5A Class AR, 3 month U.S. LIBOR + 1.120% 1.2436% 7/19/28 (b)(c)(f)		779,344	779,417
Milos CLO, Ltd. Series 2020-1A Class AR, 3 month U.S. LIBOR + 1.070% 1.2015% 10/20/30 (b)(c)(f)		8,353,000	8,353,217
Morgan Stanley ABS Capital I Trust:
Series 2006-HE4 Class A4, 1 month U.S. LIBOR + 0.480% 0.5716% 6/25/36 (f)		4,014,847	2,596,953
Series 2007-NC3 Class A2D, 1 month U.S. LIBOR + 0.260% 0.3516% 5/25/37 (c)(f)		2,443,720	2,141,577
Mortgage Repurchase Agreement Financing Trust Series 2020-5 Class A1, 1 month U.S. LIBOR + 1.000% 1.0911% 8/10/23 (b)(c)(f)		12,613,000	12,641,909
Nationstar HECM Loan Trust Series 2020-1A Class A1, 1.2686% 9/25/30 (b)		6,632,978	6,618,591
Nationstar Home Equity Loan Trust Series 2006-B Class M2, 1 month U.S. LIBOR + 0.360% 0.4516% 9/25/36 (c)(f)		8,141,000	7,833,267
Navient Private Education Refi Loan Trust Series 2021-A Class B, 2.24% 5/15/69 (b)		100,000	99,404
Navient Student Loan Trust:
Series 2015-1 Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 4/25/40 (c)(f)		445,138	443,128
Series 2016-2A Class A3, 1 month U.S. LIBOR + 1.500% 1.592% 6/25/65 (b)(c)(f)		1,475,000	1,526,701
Series 2017-3A Class A3, 1 month U.S. LIBOR + 1.050% 1.142% 7/26/66 (b)(c)(f)		9,093,000	9,114,369
Newcastle Mortgage Securities Trust Series 2007-1 Class 2A3, 1 month U.S. LIBOR + 0.230% 0.3216% 4/25/37 (f)		3,621,597	3,570,419
Northwoods Capital XV, Ltd. Series 2021-15A Class A1R, 3 month U.S. LIBOR + 1.210% 1.332% 6/20/34 (b)(c)(f)		23,750,000	23,753,634
OCP CLO Ltd. / OCP CLO LLC Series 2021-18A Class AR, 3 month U.S. LIBOR + 1.090% 1.2215% 7/20/32 (b)(c)(f)		18,000,000	18,015,426
Octagon Investment Partners 31, Ltd. / Octagon Investment Partners 31 LLC Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.050% 1.1815% 7/20/30 (b)(c)(f)		3,000,000	2,996,817
Oportun Funding XIV, LLC Series 2021-A:
Class A, 1.21% 3/8/28 (b)		600,000	599,476
Class B, 1.76% 3/8/28 (b)		400,000	399,620
Oportun Funding, LLC Series 2020-1 Class B, 3.45% 5/15/24 (b)		2,000,000	2,023,194
Palmer Square CLO, Ltd. Series 2021-1A Class A1, 3 month U.S. LIBOR + 1.190% 1.3215% 4/20/34 (b)(c)(f)		6,000,000	6,002,478
Park Avenue Institutional Advisers CLO Ltd. / Park Avenue Institutional Advisers CLO LLC Series 2021-1A Class A1AR, 3 month U.S. LIBOR + 1.000% 1.1315% 10/20/31 (b)(c)(f)		12,750,000	12,756,477
Park Avenue Institutional Advisers CLO, Ltd. Series 2021-1A Class A1R, 3 month U.S. LIBOR + 1.240% 1.396% 2/14/34 (b)(c)(f)		2,000,000	1,994,624
Peace Park CLO, Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.130% 1.2682% 10/20/34 (b)(c)(f)		2,337,000	2,335,624
Planet Fitness Master Issuer LLC Series 2019-1A Class A2, 3.858% 12/5/49 (b)		6,106,238	6,332,901
PMT Credit Risk Transfer Trust Series 2021-1R Class A, 1 month U.S. LIBOR + 2.900% 2.9868% 2/27/24 (b)(c)(f)		4,600,269	4,664,318
Preston Ridge Partners Mortgage Trust Series 2021-RPL2 Class A1, 1.455% 10/25/51 (b)(c)		3,160,926	3,153,871
Recette CLO, Ltd. Series 2021-1A Class ARR, 3 month U.S. LIBOR + 1.080% 1.2115% 4/20/34 (b)(c)(f)		4,700,000	4,703,252
Rockland Park CLO Ltd. Series 2021-1A Class A, 3 month U.S. LIBOR + 1.120% 1.2515% 4/20/34 (b)(c)(f)		7,250,000	7,255,017
Romark CLO-IV Ltd. / Romark CLO-IV LLC Series 2021-4A Class A1, 3 month U.S. LIBOR + 1.170% 1.3203% 7/10/34 (b)(c)(f)		13,250,000	13,252,001
Santander Drive Auto Receivables Trust Series 2021-1 Class D, 1.13% 11/16/26		2,800,000	2,788,946
Sapphire Aviation Finance Series 2020-1A:
Class A, 3.228% 3/15/40 (b)		6,490,636	6,367,697
Class B, 4.335% 3/15/40 (b)		665,815	582,347
Saratoga Investment Corp. CLO, Ltd. / Saratoga Investment Corp. CLO, Inc. Series 2021-1A Class AR3, 3 month U.S. LIBOR + 1.320% 1.4515% 4/20/33 (b)(c)(f)		12,000,000	11,991,696
SBA Tower Trust:
Series 2019, 2.836% 1/15/50 (b)		8,004,000	8,256,653
1.884% 7/15/50 (b)		2,753,000	2,764,448
2.328% 7/15/52 (b)		2,105,000	2,152,743
Securitized Asset Backed Receivables LLC Trust Series 2006-CB5 Class A3, 1 month U.S. LIBOR + 0.280% 0.3716% 6/25/36 (c)(f)		2,582,076	2,026,890
Sixth Street CLO XVII, Ltd. / Sixth Street CLO XVII LLC Series 2021-17A Class A, 3 month U.S. LIBOR + 1.240% 1.3715% 1/20/34 (b)(c)(f)		5,000,000	5,009,010
SoFi Consumer Loan Program Trust Series 2019-4 Class A, 2.45% 8/25/28 (b)		355,171	355,801
Sound Point CLO VII-R, Ltd. Series 2021-3RA Class A1R, 3 month U.S. LIBOR + 1.070% 1.1939% 10/23/31 (b)(c)(f)		10,250,000	10,250,133
Soundview Home Loan Trust Series 2007-NS1 Class A4, 1 month U.S. LIBOR + 0.300% 0.3916% 1/25/37 (c)(f)		7,309,000	7,067,160
Store Master Funding Series 2021-1A Class A1, 2.12% 6/20/51 (b)		1,496,875	1,480,663
Symphony CLO XXI, Ltd. Series 2021-21A Class AR, 3 month U.S. LIBOR + 1.060% 1.1836% 7/15/32 (b)(c)(f)		768,000	768,094
Symphony CLO XXIII Ltd. Series 2020-23A Class A, 3 month U.S. LIBOR + 1.320% 1.4438% 1/15/34 (b)(c)(f)		3,410,000	3,410,000
Taconic Park CLO, Ltd. Series 2020-1A Class A1R, 3 month U.S. LIBOR + 1.000% 1.1315% 1/20/29 (b)(c)(f)		5,538,000	5,557,499
TCW CLO, Ltd. / TCW CLO, LLC Series 2021-1A Class A1RR, 3 month U.S. LIBOR + 1.160% 1.3337% 4/20/34 (b)(c)(f)		5,500,000	5,501,513
Terwin Mortgage Trust Series 2003-4HE Class A1, 1 month U.S. LIBOR + 0.860% 0.9516% 9/25/34 (c)(f)		3,983	3,731
TH MSR Issuer Trust Series 2019-FT1 Class A, 1 month U.S. LIBOR + 2.800% 2.8916% 6/25/24 (b)(c)(f)		1,250,000	1,246,104
Thunderbolt Aircraft Lease Ltd. Series 2018-A Class A, 4.147% 9/15/38 (b)(c)		9,546,318	9,529,068
Thunderbolt III Aircraft Lease Ltd. Series 2019-1 Class A, 3.671% 11/15/39 (b)		9,746,721	9,722,372
Towd Point Mortgage Trust:
Series 2019-1 Class A1, 3.6777% 3/25/58 (b)(c)		1,725,536	1,790,501
Series 2020-4 Class A1, 1.75% 10/25/60 (b)		2,560,463	2,562,409
Tralee CLO VII Ltd. / Tralee CLO VII LLC Series 2021-7A Class A1, 3 month U.S. LIBOR + 1.320% 1.4439% 4/25/34 (b)(c)(f)		12,000,000	11,967,204
Upstart Securitization Trust:
Series 2021-1 Class A, 0.87% 3/20/31 (b)		514,180	512,672
Series 2021-2 Class A, 0.91% 6/20/31 (b)		7,468,852	7,462,100
Series 2021-3 Class A, 0.83% 7/20/31 (b)		11,739,639	11,712,873
Series 2021-4 Class A, 0.84% 9/20/31 (b)		10,782,813	10,693,255
Venture 43 CLO, Ltd. Series 2021-43A Class A1, 3 month U.S. LIBOR + 1.240% 1.3638% 4/15/34 (b)(c)(f)		15,200,000	15,184,724
VOLT XCIV LLC Series 2021-NPL3 Class A1, 2.2395% 2/27/51 (b)		13,616,098	13,586,663
Voya CLO Ltd. Series 2019-2A Class A, 3 month U.S. LIBOR + 1.270% 1.4015% 7/20/32 (b)(c)(f)		8,868,000	8,870,394
Voya CLO Ltd./Voya CLO LLC:
Series 2021-2A Class A1R, 3 month U.S. LIBOR + 1.160% 1.2836% 7/19/34 (b)(c)(f)		15,930,000	15,920,904
Series 2021-3A Class AR, 3 month U.S. LIBOR + 1.150% 1.2815% 10/20/34 (b)(c)(f)		7,430,000	7,425,579
Voya CLO, Ltd. Series 2021-1A Class AR, 3 month U.S. LIBOR + 1.150% 1.2723% 7/16/34 (b)(c)(f)		3,924,000	3,923,988
TOTAL ASSET-BACKED SECURITIES (Cost $1,070,913,157)			1,069,514,586

Collateralized Mortgage Obligations - 0.6%
		Principal Amount (a)	Value ($)
Private Sponsor - 0.4%
Ajax Mortgage Loan Trust sequential payer Series 2021-E Class A1, 1.74% 12/25/60 (b)		1,944,032	1,949,865
Alternative Loan Trust floater Series 2007-OH3 Class A1B, 1 month U.S. LIBOR + 0.220% 0.3116% 9/25/47 (f)		2,185,107	2,110,193
BCAP LLC Trust sequential payer Series 2010-RR4 Class 31A6, 6.461% 1/26/37 (b)(c)		3,861,618	3,630,560
Brass PLC Series 2021-10A Class A1, 0.669% 4/16/69 (b)(c)		3,678,074	3,678,320
Cascade Funding Mortgage Trust:
Series 2021-EBO1 Class A, 0.9849% 11/25/50 (b)(c)		6,310,057	6,302,183
Series 2021-HB5 Class A, 0.8006% 2/25/31 (b)		4,407,308	4,404,242
Series 2021-HB7 Class A, 1.1512% 10/27/31 (b)		5,464,000	5,455,900
Central Park Funding Trust floater:
Series 2021-1 Class PT, 1 month U.S. LIBOR + 2.750% 2.8404% 8/29/22 (b)(c)(f)		12,163,228	12,426,404
Series 2021-2 Class PT, 3.093% 10/27/22 (b)(c)		15,312,570	15,360,023
CFMT LLC Series 2020-HB4 Class A, 0.9461% 12/26/30 (b)		3,157,291	3,160,686
CIM Trust:
sequential payer:
Series 2021-R1 Class A2, 2.4% 8/25/56 (b)		7,891,990	7,822,430
Series 2021-R3 Class A1A, 1.951% 6/25/57 (b)		10,153,994	10,146,022
Series 2021-R4 Class A1A, 2% 5/1/61 (b)		10,071,658	10,020,319
Series 2021-R5 Class A1A, 2% 8/25/61 (b)(c)		8,305,100	8,209,124
Citigroup Mortgage Loan Trust Series 2005-9 Class 22A1, 6% 11/25/35		1,560,592	1,576,366
COLT Trust sequential payer Series 2021-RPL1 Class A1, 1.6654% 9/25/61 (b)		4,723,853	4,727,693
Connecticut Avenue Securities Trust floater Series 2020-R01 Class 1M2, 1 month U.S. LIBOR + 2.050% 2.142% 1/25/40 (b)(c)(f)		608,175	610,142
Credit Suisse Mortgage Trust 0% 10/1/61 (b)(e)		10,500,000	11,005,050
CSMC floater Series 2015-1R Class 6A1, 1 month U.S. LIBOR + 0.280% 0.3921% 5/27/37 (b)(c)(f)		308,809	303,686
CSMC Trust sequential payer:
Series 2020-RPL2 Class A12, 3.4253% 2/25/60 (b)(c)		726,747	745,388
Series 2020-RPL3 Class A1, 2.691% 3/25/60 (b)(c)		4,812,546	4,828,608
Series 2020-RPL4 Class A1, 2% 1/25/60 (b)		2,452,044	2,466,517
CSMCM Trust Certificates 0% 10/1/61 (b)(e)		450,000	471,645
CWALT, Inc. Series 2005-13CB Class A8, 5.5% 5/25/35		2,318,417	2,290,999
Eagle Re Ltd. floater Series 2021-1:
Class M1B, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.150% 2.1997% 10/25/33 (b)(c)(f)		1,125,000	1,132,660
Class M1C, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.700% 2.7497% 10/25/33 (b)(c)(f)		1,735,000	1,771,721
GMAC Mortgage Loan Trust Series 2005-AR6 Class 2A1, 3.0914% 11/19/35 (c)		1,792,701	1,735,891
GSR Mortgage Loan Trust floater Series 2006-OA1 Class 1A1, 1 month U.S. LIBOR + 0.440% 0.5316% 8/25/46 (c)(f)		18,829,758	5,854,360
J.P. Morgan Mortgage Trust Series 2021-13 Class A3, 2.5% 4/25/52 (b)		14,620,333	14,673,445
Lanark Master Issuer PLC Series 2019-2A Class 1A, 2.71% 12/22/69 (b)(c)		5,800,000	5,855,158
Legacy Mortgage Asset Trust sequential payer Series 2021-SL1 Class A, 1.991% 9/25/60 (b)		2,521,716	2,524,211
Merrill Lynch Mortgage Investors Trust floater Series 2006-A2 Class 1A, 1 month U.S. LIBOR + 0.180% 0.2716% 2/25/36 (f)		6,687,506	4,438,688
MRA Issuance Trust floater:
Series 2021-10 Class A1X, 1 month U.S. LIBOR + 1.500% 1.5864% 2/22/23 (b)(c)(f)		14,920,000	14,933,891
Series 2021-EBO3:
Class A1X, 1 month U.S. LIBOR + 1.750% 1.8364% 3/31/23 (b)(c)(f)		5,570,000	5,565,087
Class A2, 1 month U.S. LIBOR + 2.750% 2.8364% 3/31/23 (b)(c)(f)		6,430,000	6,424,309
New Residential Mortgage Loan Trust:
Series 2019-5A Class A1B, 3.5% 8/25/59 (b)		1,497,141	1,549,698
Series 2020-1A Class A1B, 3.5% 10/25/59 (b)		2,682,135	2,821,914
New York Mortgage Trust sequential payer Series 2021-SP1 Class A1, 1.6696% 8/25/61 (b)		5,246,846	5,205,859
NMLT Trust Series 2021-INV3 2.2769% 11/25/56 (b)		6,815,957	7,295,204
Preston Ridge Partners Mortgage Trust:
Series 2021-1 Class A1, 2.115% 1/25/26 (b)		4,538,082	4,537,646
Series 2021-RPL1 Class A1, 1.319% 7/25/51 (b)		2,507,049	2,484,872
RALI Trust:
Series 2006-QS4 Class A4, 6% 4/25/36		1,787,854	1,771,138
Series 2007-QS3 Class A5, 6.25% 2/25/37		2,876,068	2,766,809
Series 2007-QS8 Class A5, 6% 6/25/37		1,043,210	1,001,337
Retiro Mortgage Securities floater Series 2021-1A Class A1, 2.000% x 3 month EURIBOR 1.444% 7/30/75 (b)(c)(f)	EUR	1,796,276	2,026,708
RMF Buyout Issuance Trust Series 2020-HB1 Class A1, 1.7188% 10/25/50 (b)		1,599,649	1,598,893
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 6 month U.S. LIBOR + 0.880% 1.0386% 7/20/34 (c)(f)		917	898
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1 month U.S. LIBOR + 0.640% 0.732% 9/25/43 (c)(f)		1,611,823	1,591,639
WaMu Mortgage pass-thru certificates floater Series 2005-AR2 Class 2A1B, 1 month U.S. LIBOR + 0.740% 0.832% 1/25/45 (f)		1,781,984	1,774,384
TOTAL PRIVATE SPONSOR			225,038,785
U.S. Government Agency - 0.2%
Fannie Mae:
planned amortization class Series 2012-149:
Class DA, 1.75% 1/25/43		790,176	797,588
Class GA, 1.75% 6/25/42		856,698	866,234
Series 2005-79 Class ZC, 5.9% 9/25/35		216,386	244,895
Series 2007-75 Class JI, 6.540% - 1 month U.S. LIBOR 6.453% 8/25/37 (c)(l)(m)		729,278	149,962
Series 2010-135 Class ZA, 4.5% 12/25/40		408,842	458,066
Series 2010-150 Class ZC, 4.75% 1/25/41		673,739	758,980
Series 2010-95 Class ZC, 5% 9/25/40		1,465,242	1,644,595
Series 2011-4 Class PZ, 5% 2/25/41		238,634	259,375
Series 2012-100 Class WI, 3% 9/25/27 (l)		363,072	24,740
Series 2012-14 Class JS, 6.650% - 1 month U.S. LIBOR 6.558% 12/25/30 (c)(l)(m)		71,113	3,458
Series 2012-9 Class SH, 6.550% - 1 month U.S. LIBOR 6.458% 6/25/41 (c)(l)(m)		57,213	2,143
Series 2013-133 Class IB, 3% 4/25/32 (l)		158,522	5,479
Series 2013-134 Class SA, 6.050% - 1 month U.S. LIBOR 5.958% 1/25/44 (c)(l)(m)		116,902	21,953
Series 2013-44 Class DJ, 1.85% 5/25/33		7,520,755	7,614,322
Series 2013-51 Class GI, 3% 10/25/32 (l)		556,971	39,183
Series 2015-42 Class IL, 6% 6/25/45 (l)		723,371	137,075
Series 2015-70 Class JC, 3% 10/25/45		604,850	634,146
Series 2017-30 Class AI, 5.5% 5/25/47 (l)		410,833	79,137
Freddie Mac:
planned amortization class:
Series 2020-4960 Class PB, 1.5% 10/25/49		3,496,322	3,544,041
Series 4135 Class AB, 1.75% 6/15/42		644,056	651,810
sequential payer Series 3871 Class KB, 5.5% 6/15/41		515,427	590,227
Series 2017-4683 Class LM, 3% 5/15/47		874,285	913,514
Series 2933 Class ZM, 5.75% 2/15/35		450,836	508,138
Series 2996 Class ZD, 5.5% 6/15/35		286,170	324,693
Series 3237 Class C, 5.5% 11/15/36		403,498	451,146
Series 3980 Class EP, 5% 1/15/42		2,199,276	2,452,330
Series 4055 Class BI, 3.5% 5/15/31 (l)		173,752	7,310
Series 4149 Class IO, 3% 1/15/33 (l)		285,474	25,597
Series 4314 Class AI, 5% 3/15/34 (l)		60,931	3,255
Series 4427 Class LI, 3.5% 2/15/34 (l)		385,231	29,398
Series 4471 Class PA 4% 12/15/40		334,476	354,551
Freddie Mac Multi-family Structured pass-thru certificates Series 4386 Class AZ, 4.5% 11/15/40		610,038	671,454
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2018-3 Class M55D, 4% 8/25/57		2,244,086	2,401,077
Freddie Mac STACR REMIC Trust floater:
Series 2019-DNA4 Class B1, 1 month U.S. LIBOR + 2.700% 2.792% 10/25/49 (b)(c)(f)		9,700,000	9,750,198
Series 2020-DNA6 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.0497% 12/25/50 (b)(c)(f)		3,910,000	3,956,514
Series 2021-DNA2 Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.400% 3.4497% 8/25/33 (b)(c)(f)		4,380,000	4,497,753
Series 2021-HQA1:
Class B1, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 3.000% 3.0497% 8/25/33 (b)(c)(f)		2,700,000	2,705,950
Class M2, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 2.250% 2.2997% 8/25/33 (b)(c)(f)		3,900,000	3,928,966
Freddie Mac. STACR REMIC Trust floater Series 2020-DNA1 Class B1, 1 month U.S. LIBOR + 2.300% 2.392% 1/25/50 (b)(c)(f)		6,600,000	6,584,182
Ginnie Mae guaranteed REMIC pass-thru certificates:
floater:
Series 2010-H27 Class FA, 1 month U.S. LIBOR + 0.380% 0.4553% 12/20/60 (c)(f)(n)		827,731	828,024
Series 2011-H20 Class FA, 1 month U.S. LIBOR + 0.550% 0.6253% 9/20/61 (c)(f)(n)		3,447,149	3,460,160
Series 2012-H18 Class NA, 1 month U.S. LIBOR + 0.520% 0.5953% 8/20/62 (c)(f)(n)		576,686	578,777
Series 2012-H21 Class DF, 1 month U.S. LIBOR + 0.650% 0.7253% 5/20/61 (c)(f)(n)		5,758	5,798
Series 2013-H19 Class FC, 1 month U.S. LIBOR + 0.600% 0.6753% 8/20/63 (c)(f)(n)		1,609,690	1,614,234
Series 2019-128 Class FH, 1 month U.S. LIBOR + 0.500% 0.5911% 10/20/49 (c)(f)		332,928	335,115
Series 2019-153 Class FB, 1 month U.S. LIBOR + 0.450% 0.5411% 12/20/49 (c)(f)		4,005,537	4,045,833
Series 2019-23 Class NF, 1 month U.S. LIBOR + 0.450% 0.5411% 2/20/49 (c)(f)		1,647,076	1,660,218
Series 2019-98 Class FN, 1 month U.S. LIBOR + 0.500% 0.5911% 8/20/49 (c)(f)		476,040	481,698
Series 2020-32 Class GF, 1 month U.S. LIBOR + 0.400% 0.4911% 3/20/50 (c)(f)		3,705,882	3,728,718
planned amortization class:
Series 2010-158 Class MS, 10.000% - 1 month U.S. LIBOR 9.8177% 12/20/40 (c)(m)		615,248	701,411
Series 2016-69 Class WA, 3% 2/20/46		387,498	404,926
Series 2017-134 Class BA, 2.5% 11/20/46		943,844	976,445
sequential payer:
Series 2010-160 Class DY, 4% 12/20/40		1,264,747	1,349,814
Series 2010-170 Class B, 4% 12/20/40		284,700	303,911
Series 2017-139 Class BA, 3% 9/20/47		3,994,869	4,195,731
Series 2010-116 Class QB, 4% 9/16/40		2,203,655	2,358,060
Series 2010-14 Class SN, 5.950% - 1 month U.S. LIBOR 5.8609% 2/16/40 (c)(l)(m)		384,386	59,002
Series 2011-94 Class SA, 6.100% - 1 month U.S. LIBOR 6.0089% 7/20/41 (c)(l)(m)		94,234	17,255
Series 2013-149 Class MA, 2.5% 5/20/40		1,242,158	1,266,559
Series 2015-H13 Class HA, 2.5% 8/20/64 (n)		9,057	9,292
Series 2017-H06 Class FA, U.S. TREASURY 1 YEAR INDEX + 0.350% 0.44% 8/20/66 (c)(f)(n)		2,434,962	2,413,244
TOTAL U.S. GOVERNMENT AGENCY			88,887,660
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $314,643,174)			313,926,445

Commercial Mortgage Securities - 2.2%
	Principal Amount (a)	Value ($)
3650R Commercial Mortgage Trust sequential payer Series 2021-PF1 Class A4, 2.253% 11/15/54	4,200,000	4,197,883
Arbor Multifamily Mortgage Securities Trust sequential payer Series 2021-MF2 Class A4, 2.2515% 6/15/54 (b)	9,500,000	9,569,057
Ashford Hospitality Trust floater Series 2018-ASHF Class A, 1 month U.S. LIBOR + 0.900% 0.99% 4/15/35 (b)(c)(f)	3,546,916	3,536,360
BAMLL Commercial Mortgage Securities Trust:
floater sequential payer Series 2020-JGDN Class A, 1 month U.S. LIBOR + 2.750% 2.84% 11/15/30 (b)(c)(f)	5,954,000	6,032,646
sequential payer Series 2019-BPR:
Class AMP, 3.287% 11/5/32 (b)	6,500,000	6,676,285
Class ANM, 3.112% 11/5/32 (b)	4,963,000	5,085,801
Series 2019-BPR:
Class BNM, 3.465% 11/5/32 (b)	1,113,000	1,126,193
Class CNM, 3.8425% 11/5/32 (b)(c)	461,000	462,159
BANK:
sequential payer:
Series 2019-BN21:
Class A4, 2.6% 10/17/52	4,400,000	4,535,900
Class A5, 2.851% 10/17/52	838,000	881,816
Series 2020-BN28 Class A3, 1.584% 3/15/63	9,000,000	8,640,185
Series 2021-BN31 Class A3, 1.771% 2/15/54	2,000,000	1,942,234
Series 2021-BN32 Class A4, 2.349% 4/15/54	20,000,000	20,331,112
Series 2021-BN33 Class A4, 2.27% 5/15/64	9,000,000	9,097,876
Series 2020-BN25 Class XB, 0.5326% 1/15/63 (c)(l)	5,200,000	177,118
Series 2021-BN31 Class XB, 0.9764% 2/15/54 (c)(l)	7,000,000	512,312
Series 2021-BN33 Class XA, 1.1754% 5/15/64 (c)(l)	8,991,852	698,398
Series 2021-BN34 Class XB, 0.6267% 6/15/63 (c)(l)	171,794,000	7,948,204
Bayview Commercial Asset Trust floater:
Series 2005-3A Class A2, 1 month U.S. LIBOR + 0.600% 0.6916% 11/25/35 (b)(c)(f)	18,519	17,745
Series 2005-4A:
Class A2, 1 month U.S. LIBOR + 0.580% 0.6766% 1/25/36 (b)(c)(f)	45,858	44,323
Class M1, 1 month U.S. LIBOR + 0.670% 0.7666% 1/25/36 (b)(c)(f)	14,802	14,302
Series 2006-4A Class A2, 1 month U.S. LIBOR + 0.400% 0.4966% 12/25/36 (b)(c)(f)	103,083	98,657
Series 2007-1 Class A2, 1 month U.S. LIBOR + 0.270% 0.3616% 3/25/37 (b)(c)(f)	25,969	24,911
Series 2007-2A:
Class A1, 1 month U.S. LIBOR + 0.270% 0.3616% 7/25/37 (b)(c)(f)	75,850	72,920
Class A2, 1 month U.S. LIBOR + 0.320% 0.4116% 7/25/37 (b)(c)(f)	71,015	66,141
Class M1, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(c)(f)	24,172	23,425
Series 2007-3:
Class A2, 1 month U.S. LIBOR + 0.290% 0.3816% 7/25/37 (b)(c)(f)	27,052	25,681
Class M1, 1 month U.S. LIBOR + 0.310% 0.4016% 7/25/37 (b)(c)(f)	14,336	13,534
Class M2, 1 month U.S. LIBOR + 0.340% 0.4316% 7/25/37 (b)(c)(f)	15,334	14,322
Class M3, 1 month U.S. LIBOR + 0.370% 0.4616% 7/25/37 (b)(c)(f)	24,559	22,445
Class M4, 1 month U.S. LIBOR + 0.500% 0.5916% 7/25/37 (b)(c)(f)	38,770	35,206
Class M5, 1 month U.S. LIBOR + 0.600% 0.6916% 7/25/37 (b)(c)(f)	16,313	18,773
BBCMS Mortgage Trust sequential payer:
Series 2019-C4 Class A4, 2.661% 8/15/52	4,000,000	4,112,259
Series 2021-C9 Class A4, 2.021% 2/15/54	10,000,000	9,901,835
Benchmark Commercial Mortgage Trust Series 2018-B3 Class A3, 3.746% 4/10/51	1,700,000	1,795,086
Benchmark Mortgage Trust:
sequential payer:
Series 2018-B4 Class A5, 4.121% 7/15/51	949,000	1,067,758
Series 2019-B10 Class A4, 3.717% 3/15/62	1,673,000	1,858,626
Series 2019-B13 Class A4, 2.952% 8/15/57	7,629,000	8,066,336
Series 2020-B18 Class A4, 1.672% 7/15/53	10,000,000	9,682,028
Series 2020-B19:
Class A3, 1.787% 9/15/53	5,800,000	5,800,338
Class A4, 1.546% 9/15/53	12,500,000	12,083,249
Series 2020-B22 Class A4, 1.685% 1/15/54	3,175,000	3,065,423
Series 2021-B23 Class A4A1, 1.823% 2/15/54	2,000,000	1,950,629
Series 2021-B24 Class A4, 2.2638% 3/15/54	17,600,000	17,669,460
Series 2021-B26 Class A4, 2.295% 6/15/54	8,800,000	8,915,008
Series 2019-B12 Class XA, 1.2% 8/15/52 (c)(l)	39,929,079	2,335,875
Series 2019-B14 Class XA, 0.9093% 12/15/62 (c)(l)	22,826,238	1,017,459
BFLD Trust floater sequential payer Series 2020-OBRK Class A, 1 month U.S. LIBOR + 2.050% 2.14% 11/15/28 (b)(c)(f)	7,501,000	7,510,031
BHMS floater Series 2018-ATLS Class A, 1 month U.S. LIBOR + 1.250% 1.3395% 7/15/35 (b)(c)(f)	10,931,821	10,935,523
BLOX Trust floater sequential payer Series 2021-BLOX Class A, 1 month U.S. LIBOR + 0.750% 0.84% 9/15/26 (b)(c)(f)	8,921,000	8,906,280
BX Commercial Mortgage Trust:
floater:
Series 2020-BXLP:
Class B, 1 month U.S. LIBOR + 1.000% 1.09% 12/15/36 (b)(c)(f)	3,716,768	3,707,451
Class C, 1 month U.S. LIBOR + 1.120% 1.21% 12/15/36 (b)(c)(f)	3,080,465	3,070,888
Class D, 1 month U.S. LIBOR + 1.250% 1.34% 12/15/36 (b)(c)(f)	4,257,874	4,239,202
Class G, 1 month U.S. LIBOR + 2.500% 2.59% 12/15/36 (b)(c)(f)	5,427,767	5,366,817
Series 2021-PAC:
Class A, 1 month U.S. LIBOR + 0.680% 0.7791% 10/15/36 (b)(c)(f)	8,026,000	8,003,427
Class B, 1 month U.S. LIBOR + 0.890% 0.9888% 10/15/36 (b)(c)(f)	1,201,000	1,198,098
Class C, 1 month U.S. LIBOR + 1.090% 1.1886% 10/15/36 (b)(c)(f)	1,607,000	1,603,121
Class D, 1 month U.S. LIBOR + 1.290% 1.3883% 10/15/36 (b)(c)(f)	1,560,000	1,556,231
Class E, 1 month U.S. LIBOR + 1.940% 2.0375% 10/15/36 (b)(c)(f)	5,425,000	5,411,897
Series 2021-VINO Class A, 1 month U.S. LIBOR + 0.650% 0.7423% 5/15/38 (b)(c)(f)	5,200,000	5,184,169
floater sequential payer:
Series 2019-CALM Class A, 1 month U.S. LIBOR + 0.870% 0.966% 11/15/32 (b)(c)(f)	1,900,000	1,900,000
Series 2020-BXLP Class A, 1 month U.S. LIBOR + 0.800% 0.89% 12/15/36 (b)(c)(f)	7,358,381	7,351,462
Series 2020-FOX Class A, 1 month U.S. LIBOR + 1.000% 1.09% 11/15/32 (b)(c)(f)	4,342,967	4,337,741
BX Trust:
floater:
Series 2018-EXCL:
Class A, 1 month U.S. LIBOR + 1.088% 1.1776% 9/15/37 (b)(c)(f)	3,531,998	3,516,850
Class B, 1 month U.S. LIBOR + 1.320% 1.415% 9/15/37 (b)(c)(f)	4,037,040	3,938,422
Class D, 1 month U.S. LIBOR + 2.620% 2.715% 9/15/37 (b)(c)(f)	2,297,817	1,955,859
Series 2018-IND Class F, 1 month U.S. LIBOR + 1.800% 1.89% 11/15/35 (b)(c)(f)	2,713,900	2,703,698
Series 2019-IMC:
Class B, 1 month U.S. LIBOR + 1.300% 1.389% 4/15/34 (b)(c)(f)	4,464,000	4,433,232
Class C, 1 month U.S. LIBOR + 1.600% 1.689% 4/15/34 (b)(c)(f)	2,952,000	2,918,863
Class D, 1 month U.S. LIBOR + 1.900% 1.989% 4/15/34 (b)(c)(f)	3,099,000	3,056,292
Series 2019-XL:
Class B, 1 month U.S. LIBOR + 1.080% 1.17% 10/15/36 (b)(c)(f)	3,409,350	3,401,876
Class C, 1 month U.S. LIBOR + 1.250% 1.34% 10/15/36 (b)(c)(f)	4,286,550	4,274,510
Class D, 1 month U.S. LIBOR + 1.450% 1.54% 10/15/36 (b)(c)(f)	6,070,700	6,050,003
Class E, 1 month U.S. LIBOR + 1.800% 1.89% 10/15/36 (b)(c)(f)	8,530,600	8,495,857
Class G, 1 month U.S. LIBOR + 2.300% 2.39% 10/15/36 (b)(c)(f)	15,725,000	15,587,034
Series 2020-BXLP Class E, 1 month U.S. LIBOR + 1.600% 1.69% 12/15/36 (b)(c)(f)	3,905,487	3,885,907
Series 2021-ACNT Class A, 1 month U.S. LIBOR + 0.850% 0.95% 11/15/26 (b)(c)(f)	7,885,000	7,865,347
Series 2021-BXMF Class A, 1 month U.S. LIBOR + 0.630% 0.7259% 10/15/26 (b)(c)(f)	7,377,000	7,319,670
floater sequential payer:
Series 2021-MFM1 Class A, 1 month U.S. LIBOR + 0.700% 0.7895% 1/15/34 (b)(c)(f)	3,562,000	3,547,497
Series 2021-SOAR Class A, 0.76% 6/15/38 (b)(c)	7,620,000	7,577,243
floater, sequential payer Series 2019-IMC Class A, 1 month U.S. LIBOR + 1.000% 1.089% 4/15/34 (b)(c)(f)	6,200,000	6,186,407
BXMT, Ltd. floater Series 2020-FL3 Class A, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 1.400% 1.5622% 3/15/37 (b)(f)	20,100,000	20,134,170
CD Commercial Mortgage Trust Series 2017-CD6 Class A3, 3.104% 11/13/50	2,500,000	2,574,223
CF Hippolyta Issuer LLC sequential payer:
Series 2020-1:
Class A1, 1.69% 7/15/60 (b)	17,177,027	17,105,610
Class A2, 1.99% 7/15/60 (b)	6,837,482	6,755,071
Series 2021-1A Class A1, 1.53% 3/15/61 (b)	8,739,322	8,594,757
CFCRE Mortgage Trust sequential payer Series 2016-C6 Class A2, 2.95% 11/10/49	939,742	972,570
CGDB Commercial Mortgage Trust floater Series 2019-MOB:
Class A, 1 month U.S. LIBOR + 0.950% 1.0395% 11/15/36 (b)(c)(f)	3,687,000	3,677,762
Class B, 1 month U.S. LIBOR + 1.250% 1.3395% 11/15/36 (b)(c)(f)	1,400,000	1,391,297
CGMS Commercial Mortgage Trust Series 2017-MDRA Class A, 3.656% 7/10/30 (b)	4,982,000	5,003,647
CHC Commercial Mortgage Trust floater Series 2019-CHC:
Class A, 1 month U.S. LIBOR + 1.120% 1.21% 6/15/34 (b)(c)(f)	13,955,140	13,928,888
Class B, 1 month U.S. LIBOR + 1.500% 1.59% 6/15/34 (b)(c)(f)	2,103,645	2,087,817
Class C, 1 month U.S. LIBOR + 1.750% 1.84% 6/15/34 (b)(c)(f)	2,376,653	2,346,854
CIM Retail Portfolio Trust floater Series 2021-RETL:
Class A, 1 month U.S. LIBOR + 1.400% 1.49% 8/15/36 (b)(c)(f)	5,048,000	5,038,485
Class B, 1 month U.S. LIBOR + 1.900% 1.99% 8/15/36 (b)(c)(f)	1,554,000	1,548,152
Class C, 1 month U.S. LIBOR + 2.300% 2.39% 8/15/36 (b)(c)(f)	1,156,000	1,150,923
Class D, 1 month U.S. LIBOR + 3.050% 3.14% 8/15/36 (b)(c)(f)	1,427,000	1,419,844
Citigroup Commercial Mortgage Trust:
floater Series 2020-WSS Class A, 1 month U.S. LIBOR + 1.950% 2.0395% 2/15/39 (b)(c)(f)	6,045,385	6,090,304
sequential payer Series 2016-GC37 Class A3, 3.05% 4/10/49	3,106,002	3,199,181
Series 2015-GC29 Class XA, 1.1711% 4/10/48 (c)(l)	29,487,284	873,997
Series 2015-GC33 Class XA, 1.0347% 9/10/58 (c)(l)	18,112,247	526,519
Series 2016-C2 Class A3, 2.575% 8/10/49	2,800,000	2,866,215
Series 2016-GC36 Class A4, 3.349% 2/10/49	2,500,000	2,613,122
Series 2016-P6 Class XA, 0.7802% 12/10/49 (c)(l)	13,948,163	323,763
COMM Mortgage Trust:
floater Series 2021-LBA Class E, 1 month U.S. LIBOR + 1.800% 1.89% 3/15/38 (b)(c)(f)	3,975,000	3,965,320
sequential payer:
Series 2013-CR7 Class AM, 3.314% 3/10/46 (b)	1,700,000	1,743,652
Series 2014-CR18 Class A5, 3.828% 7/15/47	1,610,000	1,702,269
Series 2016-COR1 Class A3, 2.826% 10/10/49	7,520,414	7,749,077
Series 2014-CR17 Class XA, 1.1207% 5/10/47 (c)(l)	17,866,928	346,479
Series 2014-CR20 Class XA, 1.1497% 11/10/47 (c)(l)	16,705,853	406,906
Series 2014-LC17 Class XA, 0.8567% 10/10/47 (c)(l)	34,902,392	584,496
Series 2014-UBS6:
Class A5, 3.644% 12/10/47	3,900,000	4,127,176
Class XA, 1.0107% 12/10/47 (c)(l)	10,319,199	222,168
Series 2015-CR23 Class A3, 3.23% 5/10/48	2,500,000	2,594,801
Series 2015-CR24 Class A4, 3.432% 8/10/48	1,401,442	1,455,708
Series 2015-PC1 Class A4, 3.62% 7/10/50	1,462,650	1,506,395
Core Industrial Trust floater Series 2019-CORE Class A, 1 month U.S. LIBOR + 0.880% 0.97% 12/15/31 (b)(c)(f)	424,204	422,607
Credit Suisse Mortgage Trust:
floater Series 2019-ICE4 Class A, 1 month U.S. LIBOR + 0.980% 1.07% 5/15/36 (b)(c)(f)	5,263,000	5,262,999
sequential payer Series 2020-NET Class A, 2.2569% 8/15/37 (b)	2,253,000	2,278,418
Series 2018-SITE:
Class A, 4.284% 4/15/36 (b)	5,237,000	5,399,161
Class B, 4.5349% 4/15/36 (b)	1,543,000	1,576,173
Class C, 4.9414% 4/15/36 (b)(c)	1,033,000	1,045,939
Class D, 4.9414% 4/15/36 (b)(c)	2,066,000	2,037,391
CSAIL Commercial Mortgage Trust:
sequential payer Series 2021-C20 Class A2, 2.4862% 3/15/54	16,000,000	16,377,482
Series 2016-C7 Class A4, 3.21% 11/15/49	3,186,022	3,333,537
CSMC Commercial Mortgage Trust sequential payer Series 2016-NXSR Class A4, 3.7948% 12/15/49	2,000,000	2,166,867
DBUBS Mortgage Trust Series 2011-LC3A Class C, 5.5442% 8/10/44 (b)(c)	778,557	779,772
DBWF Mortgage Trust Series 2018-AMXP Class B, 4.122% 5/5/35 (b)(c)	762,000	761,789
DOLP Trust sequential payer Series 2021-NYC Class A, 2.956% 5/10/41 (b)	13,500,000	14,146,465
ELP Commercial Mortgage Trust floater Series 2021-ELP:
Class A, 1 month U.S. LIBOR + 0.700% 0.801% 11/15/38 (b)(c)(f)	10,980,000	10,928,454
Class B, 1 month U.S. LIBOR + 1.120% 1.2202% 11/15/38 (b)(c)(f)	975,000	970,424
Extended Stay America Trust floater Series 2021-ESH:
Class A, 1 month U.S. LIBOR + 1.080% 1.17% 7/15/38 (b)(c)(f)	3,677,866	3,675,661
Class B, 1 month U.S. LIBOR + 1.380% 1.47% 7/15/38 (b)(c)(f)	2,094,106	2,092,793
Class C, 1 month U.S. LIBOR + 1.700% 1.79% 7/15/38 (b)(c)(f)	1,543,968	1,543,504
Class D, 1 month U.S. LIBOR + 2.250% 2.34% 7/15/38 (b)(c)(f)	3,119,770	3,119,767
Freddie Mac:
floater:
Series 2021-F104 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 1/25/31 (c)(f)	3,800,000	3,796,553
Series 2021-F108 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.250% 0.2977% 2/25/31 (c)(f)	11,600,000	11,605,749
Series 2021-F109 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(f)	12,800,000	12,806,317
Series 2021-F110 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(f)	9,300,000	9,291,643
Series 2021-F111 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.240% 0.2877% 3/25/31 (c)(f)	7,799,323	7,792,229
Series 2021-F112 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 4/25/31 (c)(f)	17,400,000	17,400,000
Series 2021-F113 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.230% 0.2777% 5/25/28 (c)(f)	15,011,373	15,011,373
Series 2021-F114 Class A/S, 0.2677% 5/25/31 (c)	23,610,000	23,588,860
Series 2021-F115 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.210% 0.2577% 6/25/31 (c)(f)	20,923,000	20,883,022
Series 2021-F121 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.180% 0.2277% 8/25/28 (c)(f)	5,804,000	5,792,510
floater sequential payer Series 2021-KF124 Class A/S, U.S. 30-Day Avg. Secured Overnight Fin. Rate (SOFR) Indx + 0.220% 0.2677% 10/25/31 (c)(f)	32,351,000	32,291,778
Series 2019-K095 Class X1, 1.0824% 6/25/29 (c)(l)	13,952,300	884,231
Series 2020-K106 Class X1, 1.4773% 1/25/30 (c)(l)	60,789,599	5,830,841
Series 2020-K111 Class X1, 1.6809% 5/25/30 (c)(l)	24,937,013	2,876,021
Series 2021-K124 Class X1, 0.8119% 12/25/30 (c)(l)	6,494,445	375,893
Series 2021-K741 Class X1, 0.6573% 12/25/27 (c)(l)	140,860,729	4,440,973
Greystone Commercial Capital Trust floater Series 2021-3 Class A, 1 month U.S. LIBOR + 2.230% 2.3159% 8/17/23 (b)(c)(f)(g)	7,000,000	6,999,300
GS Mortgage Securities Corp. Trust floater Series 2019-BOCA Class A, 1 month U.S. LIBOR + 1.200% 1.29% 6/15/38 (b)(c)(f)	6,630,000	6,625,931
GS Mortgage Securities Trust:
floater:
Series 2018-3PCK Class A, 1 month U.S. LIBOR + 1.700% 1.789% 9/15/31 (b)(c)(f)	12,410,727	12,368,120
Series 2018-HART Class A, 1 month U.S. LIBOR + 1.090% 1.18% 10/15/31 (b)(c)(f)	4,013,000	4,004,026
Series 2021-IP:
Class A, 1 month U.S. LIBOR + 0.950% 1.04% 10/15/36 (b)(c)(f)	4,720,000	4,721,401
Class B, 1 month U.S. LIBOR + 1.150% 1.24% 10/15/36 (b)(c)(f)	730,000	730,219
Class C, 1 month U.S. LIBOR + 1.550% 1.64% 10/15/36 (b)(c)(f)	601,000	601,178
Series 2021-RENT Class C, 1 month U.S. LIBOR + 1.550% 1.6411% 11/21/35 (b)(c)(f)	3,525,000	3,509,517
sequential payer:
Series 2014-GC18 Class A3, 3.801% 1/10/47	868,155	892,297
Series 2015-GS1 Class A3, 3.734% 11/10/48	13,884,000	14,920,077
Series 2020-GSA2 Class A4, 1.721% 12/12/53	4,940,000	4,777,587
Series 2011-GC5 Class A/S, 5.209% 8/10/44 (b)(c)	13,074,039	13,127,917
Series 2015-GC30 Class A3, 3.119% 5/10/50	1,940,264	2,018,707
Series 2015-GC34 Class XA, 1.3754% 10/10/48 (c)(l)	5,585,660	218,824
Series 2019-GC40 Class A3, 2.904% 7/10/52	2,000,000	2,102,608
Series 2021-RENT:
Class D, 1 month U.S. LIBOR + 1.850% 1.9411% 11/21/35 (b)(c)(f)	2,175,000	2,165,446
Class XCP, 2.8236% 11/21/35 (b)(c)(g)(l)	72,804,200	11,394
JP Morgan Chase Commercial Mortgage Securities Trust floater Series 2018-PHH Class A, 1 month U.S. LIBOR + 1.060% 2.56% 6/15/35 (b)(c)(f)	2,936,330	2,921,742
JPMBB Commercial Mortgage Securities Trust:
sequential payer Series 2015-C29 Class A3A2, 3.3423% 5/15/48 (b)	2,889,645	3,002,274
Series 2013-C14 Class A/S, 4.4093% 8/15/46	3,088,000	3,189,924
Series 2014-C19 Class XA, 0.8119% 4/15/47 (c)(l)	2,829,152	38,493
Series 2015-C30 Class A4, 3.5508% 7/15/48	1,900,000	1,998,055
JPMorgan Chase Commercial Mortgage Securities Corp. Series 2012-LC9 Class A/S, 3.3533% 12/15/47 (b)	750,000	761,196
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2019-BKWD Class A, 1 month U.S. LIBOR + 1.000% 1.09% 9/15/29 (b)(c)(f)	6,300,000	6,288,007
sequential payer Series 2013-LC11 Class A5, 2.9599% 4/15/46	1,800,000	1,835,865
Series 2012-C8 Class A/S, 3.4239% 10/15/45 (b)	2,000,000	2,024,677
Series 2012-CBX Class A/S, 4.2707% 6/15/45	2,477,000	2,508,167
Series 2018-WPT:
Class AFX, 4.2475% 7/5/33 (b)	2,700,000	2,815,031
Class CFX, 4.9498% 7/5/33 (b)	919,000	953,596
Class DFX, 5.3503% 7/5/33 (b)	1,414,000	1,462,664
Class EFX, 5.5422% 7/5/33 (b)	1,934,000	1,975,905
Class XAFX, 1.2948% 7/5/33 (b)(c)(l)	10,000,000	154,855
Series 2019-COR4 Class A3, 3.7629% 3/10/52	5,400,000	5,828,913
Series 2021-MHC Class XCP, 1 month U.S. LIBOR + 0.000% 1.4212% 4/15/38 (b)(c)(f)(l)	164,060,500	3,189,795
LIFE Mortgage Trust floater Series 2021-BMR:
Class A, 1 month U.S. LIBOR + 0.700% 0.79% 3/15/38 (b)(c)(f)	6,931,000	6,916,943
Class B, 1 month U.S. LIBOR + 0.880% 0.97% 3/15/38 (b)(c)(f)	1,672,000	1,659,956
Class C, 1 month U.S. LIBOR + 1.100% 1.19% 3/15/38 (b)(c)(f)	1,052,000	1,043,145
MBRT floater Series 2019-MBR Class A, 1 month U.S. LIBOR + 0.850% 1.19% 11/15/36 (b)(c)(f)	6,000,000	5,992,447
Merit floater Series 2020-HILL Class A, 1 month U.S. LIBOR + 1.150% 1.24% 8/15/37 (b)(c)(f)	1,982,257	1,979,155
MHC Commercial Mortgage Trust:
floater Series 2021-MHC Class E, 1 month U.S. LIBOR + 2.100% 2.1905% 4/15/38 (b)(c)(f)	5,425,000	5,413,114
floater sequential payer Series 2021-MHC Class A, 1 month U.S. LIBOR + 0.800% 0.8905% 4/15/38 (b)(c)(f)	4,900,000	4,887,744
Morgan Stanley BAML Trust:
sequential payer:
Series 2015-C21 Class A3, 3.077% 3/15/48	3,704,791	3,772,547
Series 2016-C28 Class A3, 3.272% 1/15/49	3,841,468	3,994,748
Series 2016-C29 Class ASB, 3.14% 5/15/49	449,808	467,768
Series 2015-C25:
Class A4, 3.372% 10/15/48	2,800,000	2,956,434
Class XA, 1.1981% 10/15/48 (c)(l)	9,933,675	310,727
Series 2015-C26 Class A4, 3.252% 10/15/48	3,200,000	3,338,741
Series 2016-C32 Class A3, 3.459% 12/15/49	4,836,809	5,122,036
Morgan Stanley Capital I Trust:
floater Series 2018-BOP Class A, 1 month U.S. LIBOR + 0.850% 0.94% 8/15/33 (b)(c)(f)	6,888,548	6,884,346
floater sequential payer Series 2019-NUGS Class A, 1 month U.S. LIBOR + 0.950% 2.45% 12/15/36 (b)(c)(f)	5,200,000	5,202,739
sequential payer:
Series 2019-MEAD Class A, 3.17% 11/10/36 (b)	13,482,000	13,855,109
Series 2021-L6 Class A3, 2.196% 6/15/54	7,000,000	6,961,075
Series 2015-UBS8 Class A3, 3.54% 12/15/48	3,000,000	3,182,973
Series 2016-UB12 Class A3, 3.337% 12/15/49	2,000,000	2,091,139
Series 2018-H4 Class A4, 4.31% 12/15/51	3,237,000	3,691,874
Series 2019-MEAD:
Class B, 3.283% 11/10/36 (b)(c)	1,558,000	1,576,562
Class C, 3.283% 11/10/36 (b)(c)	1,495,000	1,493,630
Class D, 3.283% 11/10/36 (b)(c)	2,340,000	2,299,382
Series 2021-L6 Class XA, 1.3542% 6/15/54 (c)(l)	12,623,418	1,070,636
MRA Issuance Trust Series 2021-9 1 month U.S. LIBOR + 1.300% 0% 7/15/22 (b)(c)(f)	7,400,000	7,400,000
ONE Mortgage Trust floater Series 2021-PARK Class E, 1 month U.S. LIBOR + 1.750% 1.84% 3/15/36 (b)(c)(f)	5,759,000	5,701,290
Prima Capital Ltd. floater Series 2021-9A Class B, 1 month U.S. LIBOR + 1.800% 1.8911% 12/15/37 (b)(c)(f)	2,053,000	2,052,998
RLGH Trust floater Series 2021-TROT Class A, 1 month U.S. LIBOR + 0.800% 0.89% 4/15/36 (b)(c)(f)	1,900,000	1,900,503
SFAVE Commercial Mortgage Securities Trust Series 2015-5AVE:
Class A1, 3.872% 1/5/43 (b)(c)	740,000	783,811
Class A2A, 3.659% 1/5/43 (b)(c)	9,930,000	10,841,324
SREIT Trust floater:
Series 2021-IND Class A, 1 month U.S. LIBOR + 0.700% 0.79% 10/15/38 (b)(c)(f)	5,800,000	5,745,240
Series 2021-MFP:
Class A, 1 month U.S. LIBOR + 0.730% 0.8308% 11/15/38 (b)(c)(f)	7,394,000	7,351,619
Class B, 1 month U.S. LIBOR + 1.070% 1.1798% 11/15/38 (b)(c)(f)	4,235,000	4,210,736
Class C, 1 month U.S. LIBOR + 1.320% 1.429% 11/15/38 (b)(c)(f)	2,630,000	2,614,926
Class D, 1 month U.S. LIBOR + 1.570% 1.6782% 11/15/38 (b)(c)(f)	1,728,000	1,718,092
U.S. sequential payer Series 2018-USDC Class A, 4.106% 5/13/38 (b)	4,000,000	4,313,297
UBS Commercial Mortgage Trust:
sequential payer Series 2018-C12 Class A5, 4.2962% 8/15/51	3,000,000	3,395,382
Series 2012-C1 Class A/S, 4.171% 5/10/45	6,570,000	6,585,364
Series 2017-C1 Class A3, 3.283% 11/15/50	5,500,000	5,820,304
Series 2017-C7 Class XA, 1.1691% 12/15/50 (c)(l)	17,038,551	793,197
Series 2018-C11 Class A3, 4.3124% 6/15/51	4,100,000	4,301,969
Series 2018-C13 Class A3, 4.0694% 10/15/51	6,000,000	6,536,690
Series 2018-C9 Class ASB, 4.09% 3/15/51	3,300,000	3,594,193
UBS-Barclays Commercial Mortgage Trust:
floater Series 2013-C6 Class A3, 1 month U.S. LIBOR + 0.790% 0.8795% 4/10/46 (b)(c)(f)	5,086,617	5,076,160
Series 2012-C3 Class A/S, 3.814% 8/10/49 (b)	1,400,000	1,428,846
VLS Commercial Mortgage Trust:
sequential payer Series 2020-LAB Class A, 2.13% 10/10/42 (b)	3,760,000	3,732,869
Series 2020-LAB:
Class B, 2.453% 10/10/42 (b)	300,000	299,396
Class X, 0.5162% 10/10/42 (b)(c)(l)	8,700,000	290,937
Wells Fargo Commercial Mortgage Trust:
floater Series 2021-FCMT Class A, 1 month U.S. LIBOR + 1.200% 1.29% 5/15/31 (b)(c)(f)	4,470,000	4,468,664
sequential payer:
Series 2015-C29 Class ASB, 3.4% 6/15/48	1,049,157	1,087,404
Series 2016-C34 Class A4, 3.096% 6/15/49	6,124,000	6,388,044
Series 2016-LC24 Class A3, 2.684% 10/15/49	3,300,000	3,404,537
Series 2021-C59 Class A4, 2.343% 4/15/54	5,000,000	5,067,989
Series 2021-C61 Class A3, 2.406% 11/15/54	7,300,000	7,417,610
Series 2015-C31 Class XA, 1.1229% 11/15/48 (c)(l)	6,613,349	210,769
Series 2017-C42 Class XA, 1.0213% 12/15/50 (c)(l)	35,282,300	1,637,011
Series 2018-C46 Class XA, 1.1013% 8/15/51 (c)(l)	15,099,328	630,448
Series 2018-C48 Class A5, 4.302% 1/15/52	3,181,000	3,616,896
WF-RBS Commercial Mortgage Trust:
Series 2012-C9 Class A/S, 3.388% 11/15/45	400,000	406,601
Series 2014-C24 Class XA, 0.9962% 11/15/47 (c)(l)	6,072,019	127,962
Series 2014-LC14 Class XA, 1.4247% 3/15/47 (c)(l)	8,346,360	183,016
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $1,093,840,428)		1,095,521,784

Municipal Securities - 0.2%
	Principal Amount (a)	Value ($)
Bay Area Toll Auth. San Francisco Bay Toll Bridge Rev. Series 2009 F2, 6.263% 4/1/49	3,140,000	5,271,886
California Gen. Oblig. Series 2009, 7.5% 4/1/34	205,000	315,697
Colorado Reg'l. Trans. District Sales Tax Rev. (Fastracks Proj.) Series 2010 B, 5.844% 11/1/50	45,000	72,347
District of Columbia Income Tax Rev. Series 2010 F, 5.582% 12/1/35	75,000	98,565
Illinois Gen. Oblig.:
Series 2003:
4.95% 6/1/23	3,899,636	4,078,841
5.1% 6/1/33	22,850,000	26,715,683
Series 2010-1, 6.63% 2/1/35	3,845,000	4,776,274
Series 2010-3:
6.725% 4/1/35	2,510,000	3,143,291
7.35% 7/1/35	4,655,000	5,960,989
Jobsohio Beverage Sys. Statewide Series 2020 A, 2.833% 1/1/38	325,000	344,443
Los Angeles Dept. Arpt. Rev. Series C:
2.063% 5/15/34	500,000	484,809
2.163% 5/15/35	500,000	485,422
Los Angeles Dept. of Wtr. & Pwr. Rev. Series 2010 A, 5.716% 7/1/39	190,000	272,266
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev. Series C, 6.008% 7/1/39	1,465,000	1,963,435
Los Angeles Unified School District Series KRY, 5.75% 7/1/34	1,535,000	2,042,479
Massachusetts Commonwealth Trans. Fund Rev. (Accelerated Bridge Prog.) Series 2010 A, 5.731% 6/1/40	150,000	207,876
Michigan Fin. Auth. Rev. Series 2019 T, 3.384% 12/1/40	545,000	604,077
New Jersey Econ. Dev. Auth. State Pension Fdg. Rev. Series 1997, 7.425% 2/15/29 (Nat'l. Pub. Fin. Guarantee Corp. Insured)	9,315,000	11,838,896
New Jersey Tpk. Auth. Tpk. Rev.:
Series 2009 E, 7.414% 1/1/40	1,620,000	2,666,900
Series 2010 A, 7.102% 1/1/41	855,000	1,371,890
Series 2021 B:
1.963% 1/1/32	1,000,000	981,130
2.113% 1/1/33	1,050,000	1,036,833
New York City Gen. Oblig. Series A3, 2.8% 8/1/30	3,250,000	3,400,590
New York City Transitional Fin. Auth. Rev.:
Series 2010 C2, 5.767% 8/1/36	900,000	1,143,913
Series 2021 E3, 1.97% 2/1/33	2,015,000	1,964,716
Series A3, 3.88% 8/1/31	1,170,000	1,295,906
Series A5, 2.69% 5/1/33	2,015,000	2,093,359
Series B2, 3.14% 8/1/28	2,735,000	2,949,203
New York State Dorm. Auth.:
Series 2019 F, 3.11% 2/15/39	3,250,000	3,496,971
Series 2021 C, 2.202% 3/15/34	945,000	944,269
Ohio State Univ. Gen. Receipts:
Series 2010 C, 4.91% 6/1/40	140,000	195,654
Series 2011 A, 4.8% 6/1/11	1,403,000	2,235,927
Port Auth. of New York & New Jersey 174th Series, 4.458% 10/1/62	515,000	705,346
Salt River Proj. Agricultural Impt. & Pwr. District Elec. Sys. Rev. Series 2010 A, 4.839% 1/1/41	750,000	1,012,063
Texas Private Activity Bond Surface Trans. Corp. (NTE Mobility Partners LLC North Tarrant Express Managed Lanes Proj.) Series 2019 B, 3.922% 12/31/49	555,000	641,212
Univ. of California Revs. Series 2015 J, 4.131% 5/15/45	1,750,000	2,110,838
Univ. of Michigan Rev. Series 2020 B, 2.437% 4/1/40	1,050,000	1,070,960
Univ. of Virginia Gen. Rev. Series 2021 B, 2.584% 11/1/51	1,320,000	1,372,629
TOTAL MUNICIPAL SECURITIES (Cost $92,031,022)		101,367,585

Foreign Government and Government Agency Obligations - 0.2%
		Principal Amount (a)	Value ($)
Arab Republic of Egypt 7.6003% 3/1/29 (b)		632,000	602,770
Brazil Minas SPE 5.333% 2/15/28 (Reg. S)		2,786,000	2,898,833
Brazilian Federative Republic:
2.875% 6/6/25		1,000,000	1,001,500
3.875% 6/12/30		990,000	927,692
4.5% 5/30/29		200,000	198,475
4.625% 1/13/28		200,000	203,163
CBB International Sukuk Co. 7 SPC 6.875% 10/5/25 (Reg. S)		700,000	784,000
Chilean Republic 3.24% 2/6/28		1,050,000	1,103,025
Colombian Republic:
3% 1/30/30		1,800,000	1,632,150
4.5% 1/28/26		550,000	576,228
10.375% 1/28/33		1,350,000	1,913,034
Dominican Republic:
4.5% 1/30/30 (b)		1,500,000	1,491,375
5.95% 1/25/27 (b)		1,100,000	1,212,637
6% 7/19/28 (b)		1,250,000	1,375,000
Emirate of Abu Dhabi 2.5% 9/30/29 (Reg. S)		1,200,000	1,240,500
Hungarian Republic:
1.75% 6/5/35 (Reg. S)	EUR	1,370,000	1,609,775
2.125% 9/22/31 (b)		1,000,000	964,524
3.125% 9/21/51 (b)		920,000	871,630
7.625% 3/29/41		580,000	943,012
Indonesian Republic:
1.1% 3/12/33	EUR	3,500,000	3,815,538
2.8% 6/23/30 (b)		1,300,000	1,330,713
2.85% 2/14/30		400,000	412,200
3.4% 9/18/29		420,000	450,004
3.5% 1/11/28		4,450,000	4,801,272
Israeli State:
3.875% 7/3/50		1,750,000	2,010,292
4% 6/30/22		1,700,000	1,733,864
4.5% 1/30/43		200,000	251,856
Italian Republic 2.375% 10/17/24		3,800,000	3,906,839
Kingdom of Saudi Arabia:
3.25% 10/26/26 (Reg. S)		550,000	585,475
3.25% 11/17/51 (b)		7,910,000	7,682,588
3.625% 3/4/28 (Reg. S)		1,000,000	1,085,000
Panamanian Republic:
3.16% 1/23/30		3,020,000	3,087,573
3.875% 3/17/28		200,000	214,038
4.3% 4/29/53		615,000	640,100
4.5% 4/16/50		400,000	427,825
Peruvian Republic:
2.783% 1/23/31		772,000	765,631
2.844% 6/20/30		1,630,000	1,644,059
4.125% 8/25/27		200,000	219,038
Philippine Republic:
1.648% 6/10/31		400,000	379,044
2.457% 5/5/30		600,000	612,066
3.7% 3/1/41		1,010,000	1,077,418
Quebec Province yankee 7.125% 2/9/24		645,000	730,450
Republic of Paraguay:
2.739% 1/29/33 (b)		400,000	374,700
4.95% 4/28/31 (b)		400,000	440,200
Republic of Serbia:
1.5% 6/26/29 (Reg. S)	EUR	794,000	848,698
1.65% 3/3/33 (b)	EUR	1,200,000	1,207,817
2.125% 12/1/30 (b)		1,430,000	1,303,088
3.125% 5/15/27 (Reg. S)	EUR	712,000	849,872
Romanian Republic:
3% 2/14/31 (Reg. S)		864,000	851,040
3.875% 10/29/35 (b)	EUR	1,210,000	1,458,027
4.125% 3/11/39	EUR	2,740,000	3,289,996
South African Republic 4.85% 9/30/29		1,940,000	1,955,520
State of Qatar:
3.4% 4/16/25 (b)		3,165,000	3,364,395
3.75% 4/16/30 (Reg. S)		400,000	444,800
4.5% 4/23/28 (Reg. S)		1,400,000	1,601,600
5.103% 4/23/48 (b)		2,200,000	2,926,000
Sultanate of Oman 5.625% 1/17/28 (Reg. S)		825,000	848,719
Turkish Republic 7.25% 12/23/23		2,200,000	2,277,413
Ukraine Government:
4.375% 1/27/30 (b)	EUR	1,800,000	1,742,318
6.75% 6/20/26 (Reg. S)	EUR	1,450,000	1,633,756
7.75% 9/1/22 (b)		2,800,000	2,823,800
8.994% 2/1/24 (Reg. S)		2,250,000	2,311,875
United Kingdom, Great Britain and Northern Ireland 1.25% 10/22/41 (Reg. S) (i)	GBP	2,098,000	2,910,913
United Mexican States:
2.659% 5/24/31		4,288,000	4,137,384
3.75% 1/11/28		1,670,000	1,791,910
4.15% 3/28/27		275,000	303,463
4.28% 8/14/41		400,000	409,075
4.5% 4/22/29		200,000	222,163
4.75% 4/27/32		400,000	446,325
4.75% 3/8/44		2,366,000	2,539,457
6.05% 1/11/40		400,000	490,700
Uruguay Republic:
4.375% 1/23/31		610,000	699,708
4.975% 4/20/55		525,000	668,489
5.1% 6/18/50		2,185,000	2,826,571
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $113,288,860)			109,411,998

Bank Loan Obligations - 0.1%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Financing, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 3/1/27 (c)(f)(o)	2,000,000	1,951,260
Lumen Technologies, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 2.337% 3/15/27 (c)(f)(o)	3,225,379	3,158,871
		5,110,131
Media - 0.0%
CSC Holdings LLC Tranche B 5LN, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 4/15/27 (c)(f)(o)	795,949	780,317
Diamond Sports Group LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.35% 8/24/26 (c)(f)(o)	497,462	207,939
DIRECTV Financing LLC 1LN, term loan 1 month U.S. LIBOR + 5.000% 5.75% 8/2/27 (c)(f)(o)	500,000	498,750
iHeartCommunications, Inc. 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.0904% 5/1/26 (c)(f)(o)	538,996	531,924
Neptune Finco Corp. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.3393% 7/17/25 (c)(f)(o)	593,782	581,628
Sinclair Television Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.500% 2.6% 9/30/26 (c)(f)(o)	595,443	580,557
Virgin Media Bristol LLC Tranche N, term loan 3 month U.S. LIBOR + 2.500% 2.5893% 1/31/28 (c)(f)(o)	2,000,000	1,972,500
		5,153,615
Wireless Telecommunication Services - 0.0%
Digicel International Finance Ltd. Tranche B, term loan 3 month U.S. LIBOR + 3.250% 5.96% 5/25/24 (c)(f)(o)	646,633	629,258
TOTAL COMMUNICATION SERVICES		10,893,004
CONSUMER DISCRETIONARY - 0.0%
Diversified Consumer Services - 0.0%
Adtalem Global Education, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.500% 5.25% 8/12/28 (c)(f)(o)	375,000	374,063
Spin Holdco, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 4.75% 3/4/28 (c)(f)(o)	845,750	844,693
		1,218,756
Hotels, Restaurants & Leisure - 0.0%
Caesars Resort Collection LLC Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.750% 2.8404% 12/22/24 (c)(f)(o)	3,330	3,293
Churchill Downs, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.000% 4.35% 12/27/24 (c)(f)(o)	1,091,495	1,082,632
Penn National Gaming, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 3% 10/15/25 (c)(f)(o)	1,982,918	1,973,757
		3,059,682
Specialty Retail - 0.0%
Michaels Companies, Inc. 1LN, term loan 3 month U.S. LIBOR + 4.250% 5% 4/15/28 (c)(f)(o)	1,745,625	1,732,096
TOTAL CONSUMER DISCRETIONARY		6,010,534
CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
BJ's Wholesale Club, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0893% 2/3/24 (c)(f)(o)	503,297	502,094
Food Products - 0.0%
JBS U.S.A. Lux SA Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0916% 5/1/26 (c)(f)(o)	2,977,099	2,958,879
TOTAL CONSUMER STAPLES		3,460,973
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Buckeye Partners LP 1LN, term loan 3 month U.S. LIBOR + 2.250% 11/1/26 (f)(o)(p)	248,125	246,535
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Avolon TLB Borrower 1 (U.S.) LLC Tranche B3 1LN, term loan 3 month U.S. LIBOR + 1.750% 2.5% 1/15/25 (c)(f)(o)	725,000	721,208
Insurance - 0.0%
AmWINS Group, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.250% 3% 2/19/28 (c)(f)(o)	2,978,748	2,934,067
Mortgage Real Estate Investment Trusts - 0.0%
Blackstone Mortgage Trust, Inc. Tranche B, term loan 3 month U.S. LIBOR + 2.250% 2.6536% 4/23/26 (c)(f)(o)	497,462	491,244
TOTAL FINANCIALS		4,146,519
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.0%
Horizon Pharma U.S.A., Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.5% 3/15/28 (c)(f)(o)	2,238,750	2,224,355
Icon Luxembourg Sarl Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (c)(f)(o)	1,026,127	1,022,136
		3,246,491
Health Care Technology - 0.0%
IQVIA, Inc. Tranche B2 1LN, term loan 3 month U.S. LIBOR + 2.000% 1/18/25 (f)(o)(p)	738,938	734,135
Life Sciences Tools & Services - 0.0%
PRA Health Sciences, Inc. Tranche B 1LN, term loan 1 month U.S. LIBOR + 2.500% 3% 7/1/28 (c)(f)(o)	255,660	254,666
Pharmaceuticals - 0.1%
Elanco Animal Health, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8364% 8/1/27 (c)(f)(o)	2,974,718	2,925,843
Grifols, S.A. Tranche B 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.0756% 11/15/27 (c)(f)(o)	1,736,742	1,702,008
Jazz Financing Lux SARL Tranche B 1LN, term loan 1 month U.S. LIBOR + 3.500% 4% 5/5/28 (c)(f)(o)	1,241,888	1,238,634
Organon & Co. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.000% 3.5% 6/2/28 (c)(f)(o)	1,995,000	1,987,519
Valeant Pharmaceuticals International, Inc. Tranche B 2LN, term loan 3 month U.S. LIBOR + 2.750% 2.837% 11/27/25 (c)(f)(o)	2,645,560	2,613,602
		10,467,606
TOTAL HEALTH CARE		14,702,898
INDUSTRIALS - 0.0%
Airlines - 0.0%
United Airlines, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 4/21/28 (c)(f)(o)	646,750	644,053
Commercial Services & Supplies - 0.0%
Intrado Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 5.5678% 10/10/24 (c)(f)(o)	1,178,016	1,120,458
Road & Rail - 0.0%
Genesee & Wyoming, Inc. 1LN, term loan 3 month U.S. LIBOR + 2.000% 2.1315% 12/30/26 (c)(f)(o)	719,521	712,506
TOTAL INDUSTRIALS		2,477,017
INFORMATION TECHNOLOGY - 0.0%
Communications Equipment - 0.0%
CommScope, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.250% 3.3404% 4/4/26 (c)(f)(o)	1,590,367	1,547,634
IT Services - 0.0%
Peraton Corp. Tranche B 1LN, term loan 3 month U.S. LIBOR + 3.750% 4.5% 2/1/28 (c)(f)(o)	1,243,750	1,239,310
Software - 0.0%
Change Healthcare Holdings LLC Tranche B, term loan 3 month U.S. LIBOR + 2.500% 4.2859% 3/1/24 (c)(f)(o)	954,197	951,220
McAfee LLC Tranche B, term loan 3 month U.S. LIBOR + 3.750% 3.8416% 9/29/24 (c)(f)(o)	1,869,448	1,866,981
SS&C Technologies, Inc.:
Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (c)(f)(o)	229,786	226,376
Tranche B 4LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (c)(f)(o)	186,534	183,766
Tranche B 5LN, term loan 3 month U.S. LIBOR + 1.750% 1.8404% 4/16/25 (c)(f)(o)	586,550	578,620
		3,806,963
TOTAL INFORMATION TECHNOLOGY		6,593,907
MATERIALS - 0.0%
Chemicals - 0.0%
Starfruit U.S. Holdco LLC Tranche B, term loan 3 month U.S. LIBOR + 2.750% 3.092% 10/1/25 (c)(f)(o)	2,036,636	2,009,060
Zep, Inc. Tranche B 1LN, term loan 3 month U.S. LIBOR + 4.000% 8/11/24 (f)(o)(p)	544,045	535,340
		2,544,400
Containers & Packaging - 0.0%
Berry Global, Inc. Tranche Z 1LN, term loan 3 month U.S. LIBOR + 1.750% 1.8636% 7/1/26 (c)(f)(o)	536,162	530,281
TOTAL MATERIALS		3,074,681
UTILITIES - 0.0%
Electric Utilities - 0.0%
Vistra Operations Co. LLC Tranche B 3LN, term loan 3 month U.S. LIBOR + 1.750% 1.8378% 12/31/25 (c)(f)(o)	495,846	490,228
Independent Power and Renewable Electricity Producers - 0.0%
Calpine Corp. Tranche B9 1LN, term loan 3 month U.S. LIBOR + 2.000% 4/5/26 (f)(o)(p)	3,225,254	3,172,392
TOTAL UTILITIES		3,662,620
TOTAL BANK LOAN OBLIGATIONS (Cost $56,007,699)		55,268,688

Bank Notes - 0.0%
	Principal Amount (a)	Value ($)
Discover Bank:
3.45% 7/27/26	435,000	461,614
4.682% 8/9/28 (c)	3,503,000	3,675,962
Regions Bank 6.45% 6/26/37	2,533,000	3,595,130
Truist Bank 2.75% 5/1/23	645,000	663,145
TOTAL BANK NOTES (Cost $6,946,696)		8,395,851

Fixed-Income Funds - 67.4%
	Shares	Value ($)
Bank Loan Funds - 0.3%
T. Rowe Price Institutional Floating Rate Fund - F Class	12,904,516	125,302,847
High Yield Fixed-Income Funds - 1.4%
iShares iBoxx $ High Yield Corporate Bond ETF	810,000	69,368,400
Stone Harbor Emerging Markets Debt Fund	33,244,457	310,503,227
TCW Emerging Markets Income Fund Class N	31,141,089	305,494,080
TOTAL HIGH YIELD FIXED-INCOME FUNDS		685,365,707
Intermediate Government Funds - 3.3%
Fidelity SAI U.S. Treasury Bond Index Fund (q)	157,884,558	1,599,370,575
Intermediate-Term Bond Funds - 58.9%
American Funds The Bond Fund of America Class F2	56,693,333	764,226,126
Baird Aggregate Bond Fund Class Institutional	57,113,797	652,810,696
Baird Core Plus Bond Fund - Institutional Class	72,048,713	848,733,844
Columbia Mortgage Opportunities Fund Class A	10,310,826	108,882,326
DoubleLine Total Return Bond Fund Class N	150,084,835	1,569,887,375
Fidelity SAI Total Bond Fund (q)	600,215,180	6,308,261,539
Fidelity U.S. Bond Index Fund (q)	16,449,675	198,054,089
John Hancock Bond Fund Class R6	30,666,915	499,870,717
JPMorgan Core Plus Bond Fund Class A	55,933,678	475,436,262
PIMCO Income Fund Institutional Class	102,039,729	1,209,170,783
PIMCO Investment Grade Credit Bond Fund Institutional Class	67,730,591	731,490,380
PIMCO Mortgage Opportunities Fund Institutional Class	122,619,758	1,332,876,764
PIMCO Total Return Fund Institutional Class	627,137,171	6,472,055,540
Voya Intermediate Bond Fund Class I	144,179,535	1,480,723,823
Western Asset Core Bond Fund Class I	191,130,019	2,509,537,155
Western Asset Core Plus Bond Fund Class I	292,778,702	3,486,994,340
Western Asset Corporate Bond Fund - Class I	13,332,861	175,193,788
TOTAL INTERMEDIATE-TERM BOND FUNDS		28,824,205,547
Long Government Bond Funds - 3.5%
Fidelity SAI Long-Term Treasury Bond Index Fund (q)	49,860,420	579,378,077
iShares 20+ Year Treasury Bond ETF (r)	6,072,060	920,463,575
SPDR Portfolio Long Term Treasury ETF (r)	5,432,741	234,042,482
TOTAL LONG GOVERNMENT BOND FUNDS		1,733,884,134
TOTAL FIXED-INCOME FUNDS (Cost $32,503,670,029)		32,968,128,810

Preferred Securities - 0.3%
	Principal Amount (a)	Value ($)
COMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Telefonica Europe BV 3.875% (Reg. S) (c)(h)	600,000	717,035
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Volkswagen International Finance NV 3.5% (Reg. S) (c)(h)	5,100,000	6,152,634
CONSUMER STAPLES - 0.0%
Tobacco - 0.0%
British American Tobacco PLC 3% (Reg. S) (c)(h)	2,900,000	3,223,112
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
BP Capital Markets PLC 4.375% (c)(h)	6,695,000	6,996,275
Energy Transfer LP:
6.5% (c)(h)	3,770,000	3,854,825
6.625% (c)(h)	730,000	682,090
		11,533,190
FINANCIALS - 0.2%
Banks - 0.2%
AIB Group PLC 6.25% (Reg. S) (c)(h)	690,000	852,018
Banco Bilbao Vizcaya Argentaria SA 5.875% (Reg. S) (c)(h)	800,000	957,180
Bank of America Corp. 4.3% (c)(h)	7,090,000	7,135,943
Bank of Nova Scotia 4.65% (c)(h)	12,927,000	12,597,362
Barclays Bank PLC 7.625% 11/21/22	27,412,000	28,982,307
Barclays PLC 5.875% (Reg. S) (c)(h)	400,000	551,264
BNP Paribas SA 6.625% (Reg. S) (c)(h)	830,000	896,400
Citigroup, Inc. 3.875% (c)(h)	4,320,000	4,276,800
HSBC Holdings PLC 6.375% (c)(h)	820,000	881,418
JPMorgan Chase & Co. 4.6% (c)(h)	7,120,000	7,175,963
Societe Generale 7.875% (Reg. S) (c)(h)	415,000	452,433
U.S. Bancorp 3.7% (c)(h)	4,850,000	4,734,813
		69,493,901
Capital Markets - 0.0%
Credit Suisse Group AG 7.5% (Reg. S) (c)(h)	2,750,000	2,961,464
Goldman Sachs Group, Inc.:
3.65% (c)(h)	1,750,000	1,681,050
4.125% (c)(h)	2,505,000	2,476,193
		7,118,707
Consumer Finance - 0.0%
Ally Financial, Inc. 4.7% (c)(h)	350,000	360,938
American Express Co. 3.55% (c)(h)	770,000	760,375
		1,121,313
Insurance - 0.0%
QBE Insurance Group Ltd. 5.25% (Reg. S) (c)(h)	2,650,000	2,781,866
TOTAL FINANCIALS		80,515,787
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Bayer AG 2.375% 11/12/79 (Reg. S) (c)	4,700,000	5,288,321
INDUSTRIALS - 0.0%
Road & Rail - 0.0%
National Express Group PLC 4.25% (Reg. S) (c)(h)	320,000	431,866
REAL ESTATE - 0.1%
Real Estate Management & Development - 0.1%
Aroundtown SA 3.375% (Reg. S) (c)(h)	2,200,000	2,568,382
AT Securities BV 5.25% (Reg. S) (c)(h)	2,750,000	2,841,410
CPI Property Group SA 3.75% (Reg. S) (c)(h)	1,325,000	1,413,664
Grand City Properties SA 1.5% (Reg. S) (c)(h)	2,400,000	2,627,131
Heimstaden Bostad AB:
3.248% (Reg. S) (c)(h)	2,085,000	2,355,755
3.625% (Reg. S) (c)(h)	185,000	207,186
Samhallsbyggnadsbolaget I Norden AB 2.624% (Reg. S) (c)(h)	770,000	854,505
		12,868,033
UTILITIES - 0.0%
Electric Utilities - 0.0%
EDF SA 5.625% (Reg. S) (c)(h)	3,500,000	3,679,375
SSE PLC 3.74% (Reg. S) (c)(h)	635,000	863,520
		4,542,895
Multi-Utilities - 0.0%
ELM BV for Firmenich International SA 3.75% (Reg. S) (c)(h)	290,000	346,156
Veolia Environnement SA 2% (Reg. S) (c)(h)	1,300,000	1,459,439
		1,805,595
TOTAL UTILITIES		6,348,490
TOTAL PREFERRED SECURITIES (Cost $132,023,718)		127,078,468

Money Market Funds - 3.6%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (s)	603,832,554	603,953,320
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01% (q)(t)	561,374,967	561,374,967
Fidelity Securities Lending Cash Central Fund 0.07% (s)(u)	378,462,106	378,499,953
State Street Institutional U.S. Government Money Market Fund Premier Class 0.03% (t)	193,130,227	193,130,227
TOTAL MONEY MARKET FUNDS (Cost $1,736,954,822)		1,736,958,467

Purchased Swaptions - 0.0%
	Expiration Date	Notional Amount (a)		Value ($)
Put Options - 0.0%
Option with an exercise rate of 3.125% on a credit default swap with BNP Paribas SA to buy protection on the 5-Year iTraxx Europe Crossover Series 36 Index expiring December 2026, paying 5% quarterly. (Cost $237,000)	2/16/22	EUR	16,350,000	258,867

TOTAL INVESTMENT IN SECURITIES - 104.8% (Cost $50,515,510,480)	51,297,785,530
NET OTHER ASSETS (LIABILITIES) - (4.8)% (v)	(2,363,689,368)
NET ASSETS - 100.0%	48,934,096,162

TBA Sale Commitments
	Principal Amount (a)	Value ($)
Ginnie Mae
3.5% 12/1/51	(5,400,000)	(5,639,394)
3.5% 12/1/51	(6,850,000)	(7,153,676)
3.5% 12/1/51	(4,400,000)	(4,595,062)
3.5% 12/1/51	(5,550,000)	(5,796,044)
3.5% 12/1/51	(5,400,000)	(5,639,394)
3.5% 12/1/51	(3,550,000)	(3,707,380)
3.5% 12/1/51	(3,450,000)	(3,602,946)
3.5% 12/1/51	(3,450,000)	(3,602,946)

TOTAL GINNIE MAE		(39,736,842)

Uniform Mortgage Backed Securities
2% 12/1/51	(14,650,000)	(14,663,248)
2% 12/1/51	(14,650,000)	(14,663,248)
2% 12/1/51	(10,000,000)	(10,009,043)
2% 12/1/51	(10,000,000)	(10,009,043)
2% 12/1/51	(24,650,000)	(24,672,291)
2% 12/1/51	(14,350,000)	(14,362,977)
2% 12/1/51	(20,875,000)	(20,893,877)
2% 12/1/51	(13,550,000)	(13,562,253)
2% 12/1/51	(3,775,000)	(3,778,414)
2% 12/1/51	(900,000)	(900,814)
2% 12/1/51	(900,000)	(900,814)
2% 12/1/51	(1,100,000)	(1,100,995)
2% 12/1/51	(1,200,000)	(1,201,085)
2% 12/1/51	(14,350,000)	(14,362,977)
2% 12/1/51	(13,550,000)	(13,562,253)
2% 1/1/52	(1,500,000)	(1,498,427)
2.5% 12/1/51	(7,600,000)	(7,790,000)
2.5% 12/1/51	(8,000,000)	(8,200,000)
2.5% 12/1/51	(3,750,000)	(3,843,750)
2.5% 12/1/51	(3,850,000)	(3,946,250)
2.5% 12/1/51	(3,700,000)	(3,792,500)
2.5% 12/1/51	(8,000,000)	(8,200,000)
2.5% 12/1/51	(5,700,000)	(5,842,500)
2.5% 12/1/51	(2,600,000)	(2,665,000)
2.5% 12/1/51	(6,100,000)	(6,252,500)
2.5% 12/1/51	(650,000)	(666,250)
2.5% 12/1/51	(3,900,000)	(3,997,500)
2.5% 12/1/51	(4,200,000)	(4,305,000)
2.5% 12/1/51	(8,100,000)	(8,302,500)
2.5% 12/1/51	(6,900,000)	(7,072,500)
2.5% 12/1/51	(4,200,000)	(4,305,000)
2.5% 12/1/51	(3,600,000)	(3,690,000)
2.5% 12/1/51	(4,650,000)	(4,766,250)
2.5% 12/1/51	(5,450,000)	(5,586,250)
2.5% 12/1/51	(650,000)	(666,250)
2.5% 12/1/51	(6,900,000)	(7,072,500)
2.5% 12/1/51	(4,650,000)	(4,766,250)
2.5% 12/1/51	(8,100,000)	(8,302,500)
2.5% 12/1/51	(3,700,000)	(3,792,500)
2.5% 12/1/51	(5,450,000)	(5,586,250)
2.5% 1/1/52	(6,000,000)	(6,135,000)
3% 12/1/51	(2,600,000)	(2,699,328)
3% 12/1/51	(2,600,000)	(2,699,328)
3% 12/1/51	(7,300,000)	(7,578,883)
3% 12/1/51	(2,600,000)	(2,699,328)
3% 12/1/51	(1,400,000)	(1,453,484)
3% 12/1/51	(5,700,000)	(5,917,758)
3% 12/1/51	(2,600,000)	(2,699,328)
3% 12/1/51	(3,900,000)	(4,048,992)
3% 12/1/51	(4,200,000)	(4,360,453)

TOTAL UNIFORM MORTGAGE BACKED SECURITIES		(323,843,641)

TOTAL TBA SALE COMMITMENTS (Proceeds $362,070,484)		(363,580,483)

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Bond Index Contracts
ASX 10 Year Treasury Bond Index Contracts (Australia)	11	Dec 2021	1,093,008	(36,058)	(36,058)
Eurex Euro-Bund Contracts (Germany)	78	Dec 2021	15,247,816	88,727	88,727
Eurex Euro-Buxl 30 Year Bond Contracts (Germany)	23	Dec 2021	5,689,508	261,035	261,035
TME 10 Year Canadian Note Contracts (Canada)	56	Mar 2022	6,188,078	92,358	92,358

TOTAL BOND INDEX CONTRACTS					406,062

Treasury Contracts
CBOT 10-Year U.S. Treasury Note Contracts (United States)	490	Mar 2022	64,098,125	569,956	569,956
CBOT 5-Year U.S. Treasury Note Contracts (United States)	197	Mar 2022	23,915,492	78,551	78,551
CBOT Ultra 10-Year U.S. Treasury Note Contracts (United States)	65	Mar 2022	9,547,891	122,701	122,701
CBOT Ultra Long Term U.S. Treasury Bond Contracts (United States)	230	Mar 2022	46,129,375	1,543,178	1,543,178

TOTAL TREASURY CONTRACTS					2,314,386

TOTAL PURCHASED					2,720,448

Sold

Bond Index Contracts
Eurex Euro-Bobl Contracts (Germany)	93	Dec 2021	14,291,361	(13,199)	(13,199)
ICE Long Gilt Contracts (United Kingdom)	74	Mar 2022	12,428,010	(114,328)	(114,328)

TOTAL BOND INDEX CONTRACTS					(127,527)

Treasury Contracts
CBOT 2-Year U.S. Treasury Note Contracts (United States)	720	Mar 2022	157,488,750	(98,967)	(98,967)
CBOT Long Term U.S. Treasury Bond Contracts (United States)	470	Mar 2022	76,198,750	(1,225,986)	(1,225,986)

TOTAL TREASURY CONTRACTS					(1,324,953)

TOTAL SOLD					(1,452,480)

TOTAL FUTURES CONTRACTS					1,267,968
The notional amount of futures purchased as a percentage of Net Assets is 0.2%
The notional amount of futures sold as a percentage of Net Assets is 0.5%

Forward Foreign Currency Contracts
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation/ (Depreciation) ($)

USD	62,568	CAD	80,000	JPMorgan Chase Bank, N.A.	12/01/21	(57)
USD	153,203	EUR	136,000	State Street Bank And Trust Co	12/01/21	(1,035)
EUR	83,151,675	USD	93,568,446	BNP Paribas	12/02/21	733,868
EUR	2,452,028	USD	2,755,577	Citibank N.A.	12/02/21	25,268
GBP	20,694,624	USD	27,677,280	Barclays Bank Plc Wholesale	12/02/21	(154,465)
GBP	40,000	USD	52,974	Brown Brothers Harriman & Co.	12/02/21	224
USD	99,399,767	EUR	85,603,703	Barclays Bank Plc Wholesale	12/02/21	2,316,608
USD	126,263	EUR	112,000	JPMorgan Chase Bank, N.A.	12/02/21	(756)
USD	993,119	GBP	727,125	Bank Of America NA	12/02/21	26,079
USD	27,456,589	GBP	19,967,499	Btig Llc (GB)	12/02/21	900,814
USD	93,725,187	EUR	83,151,675	BNP Paribas	1/12/22	(736,672)
USD	27,697,737	GBP	20,694,624	Barclays Bank Plc Wholesale	1/12/22	151,342
EUR	130,000	USD	150,382	Goldman Sachs Bank USA	1/13/22	(2,696)
EUR	63,000	USD	73,778	JPMorgan Chase Bank, N.A.	1/13/22	(2,207)
EUR	95,000	USD	110,184	JPMorgan Chase Bank, N.A.	1/13/22	(2,260)
EUR	401,000	USD	454,797	JPMorgan Chase Bank, N.A.	1/13/22	756
EUR	120,000	USD	139,067	State Street Bank And Trust Co	1/13/22	(2,742)
EUR	158,000	USD	183,494	State Street Bank And Trust Co	1/13/22	(3,999)
EUR	399,000	USD	463,210	State Street Bank And Trust Co	1/13/22	(9,928)
EUR	519,000	USD	585,528	State Street Bank And Trust Co	1/13/22	4,079
EUR	165,000	USD	186,179	State Street Bank And Trust Co	1/13/22	1,268
GBP	114,000	USD	155,826	State Street Bank And Trust Co	1/13/22	(4,082)
GBP	167,000	USD	223,680	State Street Bank And Trust Co	1/13/22	(1,388)
GBP	81,000	USD	108,098	State Street Bank And Trust Co	1/13/22	(280)
USD	112,476	AUD	150,000	BNP Paribas	1/13/22	5,488
USD	121,046	CAD	150,000	Royal Bank Of Canada	1/13/22	3,568
USD	115,832	EUR	101,000	BNP Paribas	1/13/22	1,091
USD	39,677	EUR	35,000	BNP Paribas	1/13/22	(85)
USD	74,518,458	EUR	64,173,000	Citibank NA	1/13/22	1,615,131
USD	300,834	EUR	259,000	Citibank NA	1/13/22	6,598
USD	205,400	EUR	181,000	JPMorgan Chase Bank, N.A.	1/13/22	(224)
USD	749,244	EUR	668,000	Royal Bank Of Canada	1/13/22	(9,634)
USD	165,993	EUR	143,000	State Street Bank And Trust Co	1/13/22	3,538
USD	1,573,907	EUR	1,364,000	State Street Bank And Trust Co	1/13/22	24,344
USD	36,696,561	GBP	26,651,000	BNP Paribas	1/13/22	1,221,687
USD	516,470	GBP	381,000	BNP Paribas	1/13/22	9,325
USD	263,358	GBP	196,000	BNP Paribas	1/13/22	2,465
USD	306,284	GBP	227,000	BNP Paribas	1/13/22	4,126
USD	396,232	GBP	297,000	BNP Paribas	1/13/22	898
USD	132,546	GBP	100,000	Brown Brothers Harriman & Co.	1/13/22	(563)
USD	129,808	GBP	94,000	Goldman Sachs Bank USA	1/13/22	4,685
USD	209,736	GBP	153,000	JPMorgan Chase Bank, N.A.	1/13/22	6,080
USD	197,593	GBP	147,000	JPMorgan Chase Bank, N.A.	1/13/22	1,923
USD	67,860	GBP	51,000	Royal Bank Of Canada	1/13/22	(26)
USD	163,447	GBP	121,000	State Street Bank And Trust Co	1/13/22	2,385
USD	108,511	GBP	80,000	State Street Bank And Trust Co	1/13/22	2,024
USD	935,650	GBP	694,000	State Street Bank And Trust Co	1/13/22	11,874

TOTAL FORWARD FOREIGN CURRENCY CONTRACTS						6,154,437

Unrealized Appreciation						7,087,536
Unrealized Depreciation						(933,099)
Credit Default Swaps
Underlying Reference	Maturity Date	Clearinghouse / Counterparty	Fixed Payment Received/ (Paid)	Payment Frequency	Notional Amount(1)		Value ($)	Upfront Premium Received/ (Paid) ($)	Unrealized Appreciation/ (Depreciation) ($)
Buy Protection
BMW Finance NV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	1,500,000	(49,646)	48,945	(701)
CMBX N.A. AAA Index Series 12	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,250,000	3,025	13,308	16,333
CMBX N.A. AAA Index Series 13	Dec 2072	Citigroup Global Markets Ltd.	(0.5%)	Monthly		4,360,000	3,103	14,564	17,667
CMBX N.A. AAA Index Series 13	Dec 2072	Goldman Sachs & Co. LLC	(0.5%)	Monthly		400,000	285	1,083	1,368
Daimler AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	1,500,000	(44,664)	39,871	(4,793)
Deutsche Bank AG	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	1,550,000	(16,737)	23,607	6,870
Intesa Sanpaolo SpA	Dec 2026	JPMorgan Chase Bank, N.A.	(1%)	Quarterly	EUR	1,500,000	(31,831)	38,968	7,137
Shell International Finance BV	Dec 2026	Citibank, N.A.	(1%)	Quarterly	EUR	1,500,000	(55,398)	55,345	(53)

TOTAL CREDIT DEFAULT SWAPS							(191,863)	235,691	43,828

(1)Notional amount is stated in U.S. Dollars unless otherwise noted

Interest Rate Swaps
Payment Received	Payment Frequency	Payment Paid	Payment Frequency	Clearinghouse / Counterparty(1)	Maturity Date	Notional Amount(2)	Value ($)	Upfront Premium Received/ (Paid) ($)(3)	Unrealized Appreciation/ (Depreciation) ($)
0.5%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2023	15,309,000	(122,502)	0	(122,502)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	59,390,000	(621,824)	0	(621,824)
1.03%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	43,930,000	(454,830)	0	(454,830)
1.07%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Jul 2025	29,695,000	(313,435)	0	(313,435)
1.39%	Semi - annual	3-month LIBOR(4)	Quarterly	CME	Sep 2025	99,195,000	(366,551)	0	(366,551)
1.25%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2026	16,012,000	(278,378)	0	(278,378)
1.75%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2031	2,843,000	(43,528)	0	(43,528)
2%	Semi - annual	3-month LIBOR(4)	Quarterly	LCH	Dec 2051	668,000	3,811	0	3,811
3-month LIBOR(4)	Quarterly	1.77%	Semi - annual	CME	Jul 2053	4,960,000	(75,150)	0	(75,150)
3-month LIBOR(4)	Quarterly	1.79%	Semi - annual	CME	Jul 2053	3,675,000	(55,547)	0	(55,547)
3-month LIBOR(4)	Quarterly	1.81%	Semi - annual	CME	Jul 2053	2,480,000	(25,504)	0	(25,504)
3-month LIBOR(4)	Quarterly	1.87%	Semi - annual	CME	Sep 2053	8,465,000	(353,307)	0	(353,307)
TOTAL INTEREST RATE SWAPS							(2,706,745)	0	(2,706,745)

(1)Swaps with CME Group (CME) and LCH Clearnet Group (LCH) are centrally cleared over-the-counter (OTC) swaps.

(2)Notional amount is stated in U.S. Dollars unless otherwise noted

(3)Any premiums for centrally cleared over-the-counter (OTC) swaps are recorded periodically throughout the term of the swap to variation margin and included in unrealized appreciation (depreciation).

(4)Represents floating rate.

Currency Abbreviations
AUD	-	Australian dollar
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
USD	-	U.S. dollar

Security Type Abbreviations
ETF	-	EXCHANGE-TRADED FUND

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $2,794,261,727 or 5.7% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Non-income producing - Security is in default.
(e)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(g)	Level 3 security
(h)	Security is perpetual in nature with no stated maturity date.
(i)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $3,060,499.
(j)	Security or a portion of the security was pledged to cover margin requirements for centrally cleared OTC swaps. At period end, the value of securities pledged amounted to $817,289.
(k)
Security or a portion of the security has been segregated as collateral for mortgage-backed or asset-backed securities purchased on a delayed delivery or when-issued basis. At period end, the value of securities pledged amounted to $872,976.

(l)	Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.
(m)	Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(n)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(o)
Remaining maturities of bank loan obligations may be less than the stated maturities shown as a result of contractual or optional prepayments by the borrower.  Such prepayments cannot be predicted with certainty.

(p)	The coupon rate will be determined upon settlement of the loan after period end.
(q)	Affiliated Fund
(r)	Security or a portion of the security is on loan at period end.
(s)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(t)	The rate quoted is the annualized seven-day yield of the fund at period end.
(u)	Investment made with cash collateral received from securities on loan.
(v)	Includes $2,143,000 of cash collateral to cover margin requirements for futures contracts.

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	499,673,965	1,560,459,422	1,456,180,067	282,556	-	-	603,953,320	1.0%
Fidelity Securities Lending Cash Central Fund 0.07%	815,150,050	4,793,496,866	5,230,146,963	1,556,895	-	-	378,499,953	1.2%
Total	1,314,824,015	6,353,956,288	6,686,327,030	1,839,451	-	-	982,453,273

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Fund changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Investments Money Market Government Portfolio Institutional Class 0.01%	289,245,261	2,705,031,698	2,432,902,006	37,200	14	-	561,374,967
Fidelity SAI Long-Term Treasury Bond Index Fund	-	1,328,178,204	750,000,000	3,178,204	(27,519,863)	28,719,736	579,378,077
Fidelity SAI Total Bond Fund	6,210,522,165	131,708,015	10,000,000	131,706,584	(229,446)	(23,739,195)	6,308,261,539
Fidelity SAI U.S. Treasury Bond Index Fund	443,836,473	1,548,797,095	400,010,040	6,575,244	(12,574,667)	19,321,714	1,599,370,575
Fidelity U.S. Bond Index Fund	90,464,916	370,256,051	260,622,879	2,671,867	(4,407,412)	2,363,413	198,054,089
	7,034,068,815	6,083,971,063	3,853,534,925	144,169,099	(44,731,374)	26,665,668	9,246,439,247

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Nonconvertible Bonds, U.S. Government and Government Agency Obligations, Municipal Securities, Foreign Government and Government Agency Obligations, Bank Loan Obligations, Bank Notes and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. U.S. Government Agency - Mortgage Securities, Asset-Backed Securities, Collateralized Mortgage Obligations and Commercial Mortgage Securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Exchange-Traded Funds (ETFs) and Exchange-Traded Notes (ETNs) are valued at their last sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day but the exchange reports a closing bid level, ETFs and ETNs are valued at the closing bid and would be categorized as Level 1 in the hierarchy. In the event there was no closing bid, ETFs and ETNs may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and may be categorized as Level 2 in the hierarchy.

The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing vendor and are categorized as Level 2 in the hierarchy.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Options traded over-the-counter are valued using vendor or broker-supplied valuations and are categorized as Level 2 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy. If an unaffiliated open-end mutual fund's NAV is unavailable, shares of that fund may be valued by another method that the Board believes reflects fair value in accordance with the Board's fair value pricing policies and is categorized as Level 2 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Credit Risk - Credit risk relates to the ability of the issuer of a financial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.

Foreign Exchange Risk - Foreign exchange rate risk relates to fluctuations in the value of an asset or liability due to changes in currency exchange rates.

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net the amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. For OTC written options with upfront premiums received, the Fund is obligated to perform and therefore does not have counterparty risk. For OTC written options with premiums to be received at a future date, the maximum risk of loss from counterparty credit risk is the amount of the premium in excess of any collateral pledged by the counterparty. The Fund may be required to pledge collateral for the benefit of the counterparties on bi-lateral OTC derivatives in an amount not less than each counterparty's unrealized appreciation on outstanding derivative contracts, subject to certain minimum transfer provisions, and any such pledged collateral is identified in the Schedule of Investments. Exchange-traded contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to these contracts may be mitigated by the protection provided by the exchange on which they trade. Counterparty credit risk related to centrally cleared OTC swaps may be mitigated by the protection provided by the clearinghouse.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Forward Foreign Currency Contracts: Forward foreign currency contracts represent obligations to purchase or sell foreign currency on a specified future date at a price fixed at the time the contracts are entered into.

The Fund used forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to manage exposure to certain foreign currencies.

Open forward foreign currency contracts at period end are presented in the Schedule of Investments under the caption "Forward Foreign Currency Contracts." The contract amount and unrealized appreciation (depreciation) reflects each contract's exposure to the underlying currency at period end.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Options: Options give the purchaser the right, but not the obligation, to buy (call) or sell (put) an underlying security or financial instrument at an agreed exercise or strike price between or on certain dates. Options obligate the seller (writer) to buy (put) or sell (call) an underlying instrument at the exercise or strike price or cash settle an underlying derivative instrument if the holder exercises the option on or before the expiration date.

The Fund used OTC options, such as swaptions, which are options where the underlying instrument is a swap, to manage its exposure to fluctuations in interest rates and/or potential credit events.

Open options at period end are presented in the Schedule of Investments under the captions "Purchased Options," "Purchased Swaptions," "Written Options" and "Written Swaptions." Writing puts and buying calls tend to increase exposure to the underlying instrument while buying puts and writing calls tend to decrease exposure to the underlying instrument. For purchased options, risk of loss is limited to the premium paid, and for written options, risk of loss is the change in value in excess of the premium received.

Swaps: A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

A centrally cleared OTC swap is a transaction executed between a fund and a dealer counterparty, then cleared by a futures commission merchant (FCM) through a clearinghouse. Once cleared, the clearinghouse serves as a central counterparty, with whom a fund exchanges cash flows for the life of the transaction, similar to transactions in futures contracts.

A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Credit Default Swaps: Credit default swaps enable the Fund to buy or sell protection against specified credit events on a single-name issuer or a traded credit index. Under the terms of a credit default swap the buyer of protection (buyer) receives credit protection in exchange for making periodic payments to the seller of protection (seller) based on a fixed percentage applied to a notional principal amount. In return for these payments, the seller will be required to make a payment upon the occurrence of one or more specified credit events. The Fund enters into credit default swaps as a seller to gain credit exposure to an issuer and/or as a buyer to obtain a measure of protection against defaults of an issuer. Periodic payments are made over the life of the contract by the buyer provided that no credit event occurs. For credit default swaps on most corporate and sovereign issuers, credit events include bankruptcy, failure to pay or repudiation/moratorium. For credit default swaps on corporate or sovereign issuers, the obligation that may be put to the seller is not limited to the specific reference obligation described in the Schedule of Investments. For credit default swaps on asset-backed securities, a credit event may be triggered by events such as failure to pay principal, maturity extension, rating downgrade or write-down. For credit default swaps on asset-backed securities, the reference obligation described represents the security that may be put to the seller. For credit default swaps on a traded credit index, a specified credit event may affect all or individual underlying securities included in the index. Typically, the value of each credit default swap and credit rating disclosed for each reference obligation in the Schedule of Investments, where the Fund is the seller, can be used as measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. In addition to these measures, FMR monitors a variety of factors including cash flow assumptions, market activity and market sentiment as part of its ongoing process of assessing payment/ performance risk.

Interest Rate Swaps: Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

Open swaps at period end are included in the Schedule of Investments under the caption Credit Default Swaps, Interest Rate Swaps and/or Total Return Swaps, as applicable.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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